As filed with the Securities and Exchange Commission on September 7, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

701 Westchester Avenue, White Plains, NY 10604
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Name and address of agent for service)

1-877-LOW-BETA (569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  June 30, 2007

Item 1. Report to Stockholders.

Underlying Funds Trust

SEMI-ANNUAL REPORT

June 30, 2007

Underlying Funds Trust
Shareholder Letter

August 29, 2007
Dear Shareholders:

The various portfolios of Underlying Funds Trust (UFT) are available only to the multi-strategy portfolios of AIP Alternative Strategies Funds (AIP Funds).  Currently AIP Funds offers two series, the Alpha Hedged Strategies Fund and the Beta Hedged Strategies Fund.

Since its inception on April 28, 2006 the UFT has grown to 15 series, with 22 total sub-advisors.

In the future, we will strive to provide rewarding risk adjusted long-term investment returns.

Very truly yours,

Lee W. Schultheis
President & Chief Investment Strategist
Underlying Funds Trust

Must be preceded or accompanied by a prospectus.  Read it carefully before investing.

Fund Disclosure

Certain hedging techniques and leverage employed in the management of the Funds may accelerate the velocity of possible losses.  Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Funds.  Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Funds.  Options held in the Funds may be illiquid and the fund manager may have difficulty closing out a position. The Funds may also invest in:

•	smaller capitalized companies - subject to more abrupt or erratic market movements than larger, more established companies;
•	of reign securities, which involve currency risk, different accounting standards and are subject to political instability;
•	securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;
•
shares of other investment companies that invest in securities and styles similar to the Funds, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

Underlying Funds Trust
Shareholder Letter

The Funds intend to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include: merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses.  The Funds are non-diversified and therefore may invest in the securities of fewer issuers than diversified funds at any one time; as a result, the gains or losses of a single security may have a greater impact on the Funds’ share price. Because the Alternative Strategies Funds are “fund of funds”, an investor will indirectly bear the principal risks of the underlying funds, including, but not limited to, risks associated with smaller companies, foreign securities, emerging markets, non-diversification, high yield bonds, fixed income investments and short sales.

Mutual fund investing involves risk; loss of principal is possible.  Please consult an investment professional for advice regarding your particular circumstances.  An investment in the Funds may not be suitable for all investors.

Quasar Distributors, LLC, Distributor - 8/07

Underlying Funds Trust
Allocation of Portfolio Assets - June 30, 2007 (Unaudited)

Convertible Bond Arbitrage-1 Portfolio

Deep Value Hedged Income-1 Portfolio

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - June 30, 2007 (Unaudited)

Distressed Securities & Special Situations-1 Portfolio

Equity Options Overlay-1 Portfolio

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - June 30, 2007 (Unaudited)

Fixed Income Arbitrage-1 Portfolio

Global Hedged Income-1 Portfolio

1 Percentage is less than 0.1%.

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - June 30, 2007 (Unaudited)

Long/Short Equity Deep Discount Value-1 Portfolio

Long/Short Equity Earnings Revision-1 Portfolio

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - June 30, 2007 (Unaudited)

Long/Short Equity Global-1 Portfolio

Long/Short Equity Healthcare/Biotech-1 Portfolio1

1During the six months ended June 30, 2007, there was a violation of a Non-Fundamental Investment Restriction in the Long/Short Equity- Heathcare/Biotech-1 Portfolio (the “Portfolio”). The Portfolio sold securities short in excess of 100% of Net Asset Value and initially fell out of compliance on June 28, 2007 with the market value of short securities exceeding Net Asset Value by 4.42%. The violation was discovered and communicated to the Advisor on July 3, 2007. The Advisor immediately took action on July 3, 2007 to bring the market value of short securities below Net Asset Value of the Portfolio by directing Alpha Hedged Strategies Fund to purchase shares of the Long/Short Equity- Heathcare/Biotech-1 Portfolio and increasing Net Asset Value in the Portfolio.

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - June 30, 2007 (Unaudited)

Long/Short Equity International-1 Portfolio

Long/Short Equity Momentum-1 Portfolio

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - June 30, 2007 (Unaudited)

Long/Short Equity REIT-1 Portfolio

Merger Arbitrage-1 Portfolio

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Expense Example – June 30, 2007 (Unaudited)

The following expense example is presented for the Convertible Bond Arbitrage-1 Portfolio, Deep Value Hedged Income-1 Portfolio, Distressed Securities & Special Situations-1 Portfolio, Equity Options Overlay-1 Portfolio, Fixed Income Arbitrage-1 Portfolio, Global Hedged Income-1 Portfolio, Long/Short Equity Deep Discount Value-1 Portfolio, Long/Short Equity Earnings Revision-1 Portfolio, Long/Short Equity Global-1 Portfolio, Long/Short Equity Healthcare/Biotech-1Portfolio, - Long/Short - Equity International-1 - Portfolio, Long/Short Equity Momentum-1 Portfolio, Long/Short Equity REIT-1 Portfolio, and Merger Arbitrage-1 Portfolio (the “Portfolio or Portfolios”), each a series of the Underlying Funds Trust.

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/07 - 6/30/07).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Portfolios charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Portfolios’ transfer agent.   To the extent the Portfolios invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Portfolios invest in addition to the expenses of each Portfolio.  Actual expenses of the Portfolios are expected to vary among each Portfolio.  The example below includes, but is not limited to, investment advisory fees and operating services fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Portfolios and other extraordinary expenses as determined under generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Underlying Funds Trust
Expense Example – June 30, 2007 (Unaudited) (continued)

Convertible Bond Arbitrage-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/07	6/30/07	1/1/07-6/30/07+

Actual^	$1,000.00	$1,023.10	$16.50
Hypothetical
(5% return before
expenses)**	1,000.00	1,008.48	16.38

_______________________________
^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $15.05.
**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $14.95.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.29%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Deep Value Hedged Income-1 Portfolio (1)

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	5/1/07	6/30/07	5/1/07-6/30/07+

Actual^	$1,000.00	$1,108.00	$5.50
Hypothetical
(5% return before
expenses)**	1,000.00	1,003.14	5.22

_______________________
[1]	Commencement of operations for the Deep Value Hedged Income-1 Portfolio was May 1, 2007.
^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $5.28.
**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $5.02.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.12%, multiplied by the average account value over the period, multiplied by 61/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Expense Example – June 30, 2007 (Unaudited) (continued)

Distressed Securities & Special Situations-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/07	6/30/07	1/1/07-6/30/07+

Actual^	$1,000.00	$1,161.90	$18.49
Hypothetical
(5% return before
expenses)**	1,000.00	1,007.69	17.17

______________________
^	Excluding interest expense and dividends on short positions, your actual cost of investment in t he Portfolio would be $16.08.
**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $14.95.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.45%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Equity Options Overlay-1 Portfolio (1)

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/8/07	6/30/07	1/8/07-6/30/07+

Actual^	$1,000.00	$1,050.00	$16.32
Hypothetical
(5% return before
expenses)**	1,000.00	1,007.91	15.99

[1]	Commencement of operations for the Equity Options Overlay-1 Portfolio was January 8, 2007.
^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $14.66.
**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $14.37.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.34%, multiplied by the average account value over the period, multiplied by 174/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Expense Example – June 30, 2007 (Unaudited) (continued)

Fixed Income Arbitrage-1 Portfolio

	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/07	6/30/07	1/1/07-6/30/07+

Actual^	$1,000.00	$965.30	$14.62
Hypothetical
(5% return before
expenses)**	1,000.00	1,009.92	14.95

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $14.62.
**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $14.95.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.00%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Global Hedged Income-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/07	6/30/07	1/1/07-6/30/07+

Actual^	$1,000.00	$1,032.60	$21.62
Hypothetical
(5% return before
expenses)**	1,000.00	1,003.52	21.31

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $15.12.
**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $14.95.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 4.29%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Expense Example – June 30, 2007 (Unaudited) (continued)

Long/Short Equity Deep Discount Value-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/07	6/30/07	1/1/07-6/30/07+

Actual^	$1,000.00	$1,057.40	$19.54
Hypothetical
(5% return before
expenses)**	1,000.00	1,005.80	19.05

_________________________
^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $15.30.
**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $14.95.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.83%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Long/Short Equity Earnings Revision-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/07	6/30/07	1/1/07-06/30/07+

Actual^	$1,000.00	$1,040.90	$20.85
Hypothetical
(5% return before
expenses)**	1,000.00	1,004.36	20.48

_____________________
^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $15.18.
**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $14.95.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 4.12%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Expense Example – June 30, 2007 (Unaudited) (continued)

Long/Short Equity Global-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/07	6/30/07	1/1/07-6/30/07+

Actual^	$1,000.00	$1,305.50	$19.66
Hypothetical
(5% return before
expenses)**	1,000.00	1,007.74	17.12

_______________________
^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $17.15.
**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $14.95.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.44%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Long/Short Equity Healthcare/Biotech-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/07	6/30/07	1/1/07-6/30/07+

Actual^	$1,000.00	$1,017.20	$15.25
Hypothetical
(5% return before
expenses)**	1,000.00	1,009.67	15.20

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $15.00.
**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $14.95.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.05%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Expense Example – June 30, 2007 (Unaudited) (continued)

Long/Short Equity International-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/07	6/30/07	1/1/07-6/30/07+

Actual^	$1,000.00	$1,055.60	$36.90
Hypothetical
(5% return before
expenses)**	1,000.00	988.89	35.70

_______________________
^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $15.29.
**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $14.95.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 7.24%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Long/Short Equity Momentum-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/07	6/30/07	1/1/07-6/30/07+

Actual^	$1,000.00	$969.40	$20.02
Hypothetical
(5% return before
expenses)**	1,000.00	1,004.46	20.38

______________________
^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $14.65.
**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $14.95.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 4.10%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Expense Example – June 30, 2007 (Unaudited) (continued)

Long/Short Equity REIT-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/07	6/30/07	1/1/07-6/30/07+

Actual^	$1,000.00	$993.20	$40.03
Hypothetical
(5% return before
expenses)**	1,000.00	984.63	39.86

_____________________________
^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $14.83.
**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $14.95.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 8.10%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Merger Arbitrage-1 Portfolio

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/07	6/30/07	1/1/07-6/30/07+

Actual^	$1,000.00	$1,087.30	$20.03
Hypothetical
(5% return before
expenses)**	1,000.00	1,005.60	19.24

_________________________
^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $15.53.
**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $14.95.
+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.87%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

CONVERTIBLE BONDS (f) - 92.91%+

Aerospace & Defense - 2.59%+
L-3 Communications Holdings, Inc., 3.000%, due 08/01/2035 (b)(e)^	750,000	$845,625

Airlines - 3.01%+
Jetblue Airways Corp., 3.750%, due 03/15/2035 (e)^	1,000,000	981,250

Biotechnology - 5.54%+
Amgen, Inc., 0.125%, due 02/01/2011 ^	1,000,000	905,000
Charles River Laboratories International, Inc., 2.250%, due 06/15/2013 (b)^	750,000	902,812
		1,807,812
Commercial Services & Supplies - 3.36%+
Waste Connections, Inc., 3.750%, due 04/01/2026 (e)^	1,000,000	1,097,500

Communications Equipment - 3.15%+
Ciena Corp., 0.250%, due 05/01/2013 ^	1,000,000	1,027,500

Computers & Peripherals - 8.61%+
Cray, Inc., 3.000%, due 12/01/2024 (e)^	1,000,000	912,500
EMC Corp., 1.750%, due 12/01/2011 (b)^	750,000	946,875
McData Corp., 2.250%, due 02/15/2010 ^	1,000,000	950,000
		2,809,375
Construction & Engineering - 3.46%+
Quanta Services, Inc., 3.750%, due 04/30/2026 (b)(e)^	750,000	1,129,688

Diversified Telecommunication Services - 1.93%+
Level 3 Communications, Inc., 3.500%, due 06/15/2012 (e)^	500,000	630,625

Electronic Equipment & Instruments - 3.09%+
Itron, Inc., 2.500%, due 08/01/2026 (e)^	750,000	1,007,813

Energy Equipment & Services - 2.79%+
Cameron International Corp., 2.500%, due 06/15/2026 (b)(e)^	750,000	912,187

Food Products - 2.91%+
Archer Daniels Midland Co., 0.875%, due 02/15/2014 (b)^	1,000,000	950,000

Health Care Equipment & Supplies - 14.33%+
American Medical Systems Holdings, Inc., 3.250%, due 07/01/2036 (e)^	750,000	838,125
Conceptus, Inc., 2.250%, due 02/15/2027(e)	1,000,000	968,750
Cytyc Corp., 2.250%, due 03/15/2024 (e)	750,000	1,095,000
Edwards Lifesciences Corp., 3.875%, due 05/15/2033 (e)	750,000	776,250
Kyphon, Inc., 1.000%, due 02/01/2012 (b)	1,000,000	1,000,000
		4,678,125
Health Care Providers & Services - 7.59%+
Henry Schein, Inc., 3.000%, due 08/15/2034 (e)	1,000,000	1,280,000
Trizetto Group, Inc., 2.750%, due 10/01/2025 (e)	1,000,000	1,196,250
		2,476,250

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Hotels Restaurants & Leisure - 2.94%+
Scientific Games Corp., 0.750%, 12/01/2024 (e)	750,000	$958,125

Internet Software & Services - 3.11%+
Savvis Inc., 05/15/12, 3.000%, due 05/15/2012	1,000,000	1,015,000

Semiconductor & Semiconductor Equipment - 14.45%+
Diodes Inc., 2.250%, due 10/01/2026 (e)	1,000,000	985,000
Intel Corp., 2.950%, due 12/15/2035	1,000,000	953,750
ON Semiconductor Corp., 2.625%, due 12/15/2026 (b)(e)	750,000	923,437
PMC-Sierra, Inc., 2.250%, due 10/15/2025 (e)	750,000	846,563
Xilinx, Inc., 3.125%, due 03/15/2037 (b)	1,000,000	1,007,500
		4,716,250
Software - 3.53%+
Cadence Design System, Inc., 1.375%, due 12/15/2011 (b)	1,000,000	1,151,250

Textiles, Apparel & Luxury Goods - 3.13%+
Iconix Brand Group, Inc., 1.875%, due 06/30/2012 (b)	1,000,000	1,021,250

Wireless Telecommunication Services - 3.39%+
SBA Communications Corp., 0.375%, due 12/01/2010 (b)	1,000,000	1,106,250

TOTAL CONVERTIBLE BONDS (Cost $28,467,169)		30,321,875

CORPORATE BONDS - 3.30%+

Oil And Gas Extraction - 3.30%+
SESI LLC, 1.500%, due 12/15/2026 (b)(e)
	1,000,000	1,076,250

TOTAL CORPORATE BONDS (Cost $1,008,592)		1,076,250

REPURCHASE AGREEMENTS - 2.68%+
The Bear Stearns Companies, Inc.,
4.300%, dated 6/29/2007, due 7/02/2007,
repurchase price $874,300 (g)^	$874,091	874,091

TOTAL REPURCHASE AGREEMENTS (Cost $874,091)		874,091

Total Investments (Cost $30,349,852) - 98.89%+		32,272,216
Other Assets in Excess of Liabilities - 1.11%+		363,949
TOTAL NET ASSETS - 100.00%+		$32,636,165

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Securities Sold Short
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCK
American Medical Systems Holdings, Inc. (a)	22,000	$396,880
Amgen, Inc. (a)	5,500	304,095
Archer-Daniels-Midland Co.	15,400	509,586
Brocade Communications Systems, Inc. (a)	31,500	246,330
Cadence Design Systems, Inc. (a)	32,900	722,484
Cameron International Corp. (a)	5,000	357,350
Charles River Laboratories International, Inc. (a)	9,000	464,580
Ciena Corp. (a)	12,600	455,238
Conceptus, Inc. (a)	18,900	366,093
Cray, Inc. (a)	7,000	53,410
Cytyc Corp. (a)	13,000	560,430
Diodes, Inc. (a)	9,700	405,169
Edwards Lifesciences Corp. (a)	3,100	152,954
EMC Corp. (a)	30,000	543,000
Henry Schein, Inc. (a)	16,000	854,880
Iconix Brand Group, Inc. (a)	25,400	564,388
Intel Corp.	15,200	361,152
Itron, Inc. (a)	6,500	506,610
JetBlue Airways Corp. (a)	21,300	250,275
Kyphon, Inc. (a)	9,900	476,685
L-3 Communications Holdings, Inc.	3,000	292,170
Level 3 Communications, Inc. (a)	60,000	351,000
ON Semiconductor Corp. (a)	50,000	536,000
PMC - Sierra, Inc. (a)	41,700	322,341
Quanta Services, Inc. (a)	16,000	490,720
Savvis, Inc. (a)	10,200	505,002
SBA Communications Corp. - Class A (a)	19,400	651,646
Scientific Games Corp. - Class A (a)	15,000	524,250
Superior Energy Services (a)	11,600	463,072
Trizetto Group (a)	35,200	681,472
Waste Connections, Inc. (a)	18,150	548,856
Xilinx, Inc.	24,000	642,480

TOTAL COMMON STOCK (Proceeds $13,033,725)		14,560,598

Total Securities Sold Short (Proceeds $13,033,725)		$14,560,598

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Deep Value Hedged Income-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.61%+

Countrywide Asset-Backed Certificates, 5.000%, due 04/25/2037 (h)	100,000	$82,980
Countrywide Asset-Backed Nim Certificates, 7.000%, due 05/25/2037 (h)	276,366	271,456

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $354,498)		354,436

CORPORATE BONDS - 18.81%+

Motor Vehicle Parts And Accessories - 18.81%+
Dura Operating Corp., 8.625%, due 04/15/2012 (Default effective 10/16/2006) (a)(d)(e)	6,354,000	4,130,100

TOTAL CORPORATE BONDS (Cost $2,116,370)		4,130,100

SHORT TERM INVESTMENTS - 16.16%+

Dura Operating Corp. Tranche Loan, 0.000%, due 05/03/2011	305,000	294,706
QHL-1 1st Funding Loan, 12.000%, due 05/17/2010 (h)	1,845,000	1,845,000
T4/Halcyon Loan, 15.000%, due 05/04/2010 (h)	1,408,000	1,408,000

TOTAL SHORT TERM INVESTMENTS (Cost $3,541,225)		3,547,706

REPURCHASE AGREEMENTS - 65.38%+
The Bear Stearns Companies, Inc.,
4.300%, dated 6/29/2007, due 7/02/2007,
repurchase price $14,356,746 (g)	$14,353,317	14,353,317

TOTAL REPURCHASE AGREEMENTS (Cost $14,353,317)		14,353,317

Total Investments (Cost $20,365,410) - 101.96%+		22,385,559
Liabilities in Excess of Other Assets - (1.96%)+		(430,685)
TOTAL NET ASSETS - 100.00%+		$21,954,874

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 75.06%+

Aerospace & Defense - 0.46%+
Armor Holdings, Inc. (a)^	5,150	$447,381

Airlines - 4.50%+
Ace Aviation Holdings, Inc. (a)(c)^	40,501	1,021,222
Delta Air Lines Inc. (a)^	35,417	697,715
Hawaiian Holdings, Inc. (a)^	134,210	489,866
Jazz Air Income Fund (c)^	12,408	95,400
MAIR Holdings, Inc. (a)	58,777	387,928
Mesa Air Group, Inc. (a)	26,250	173,513
Northwest Airlines Corp. (a)	47,684	1,058,585
Pinnacle Airlines Corp. (a)	22,720	426,000
		4,350,229
Auto Components - 0.49%+
Dana Corp. (a)	110,050	222,301
Delphi Corp. (a)	101,500	240,687
Intermet Corp. (a)(h)	20,418	6,738
		469,726
Automobiles - 0.23%+
Fleetwood Enterprises, Inc. (a)	24,466	221,417

Building Products - 1.74%+
Ameron International Corp.	9,250	834,258
Armstrong World Industries Inc. (a)	11,839	593,726
Owens Corning (a)	7,507	252,460
		1,680,444
Business Services - 0.47%+
Maxim Crane Works Holdings (a)	8,309	449,725

Capital Markets - 0.52%+
Morgan Stanley	6,041	506,719

Commercial Services & Supplies - 2.33%+
Avis Budget Group (a)	21,523	611,899
Clean Harbors, Inc. (a)	4,200	207,564
IKON Office Solutions, Inc.	56,034	874,691
Perma-Fix Environmental Services (a)	183,400	563,038
		2,257,192
Communications Equipment - 0.71%+
Loral Space & Communications Ltd. (a)	5,201	256,306
Nortel Networks Corp. (a)(c)	17,925	431,096
		687,402
Computers & Peripherals - 0.93%+
EMC Corp. (a)	17,870	323,447
NCR Corp. (a)	8,016	421,161
Silicon Graphics, Inc. (a)	5,853	155,338
		899,946

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Construction & Engineering - 4.79%+
Foster Wheeler Ltd. (a)(c)	1,916	$204,993
Great Lakes Dredge & Dock Corp. (a)	23,305	221,397
Washington Group International, Inc. (a)	52,568	4,205,966
		4,632,356
Construction Materials - 4.45%+
Oglebay Norton Co. (a)	175,827	4,307,762

Consumer Finance - 0.47%+
MRU Holdings, Inc. (a)	72,220	454,986

Diversified Telecommunication Services - 2.36%+
Primus Telecommunications GP (a)	188,000	188,000
Verizon Communications, Inc.	50,922	2,096,459
		2,284,459
Electronic Equipment & Instruments - 0.62%+
Taser International, Inc. (a)	42,800	597,488

Energy Equipment & Services - 2.12%+
BJ Services Co.	7,200	204,768
Halliburton Co.	10,207	352,141
Helix Energy Solutions Group, Inc. (a)	11,045	440,806
Key Energy Services, Inc. (a)	39,200	726,376
Trico Marine Service, Inc. (a)	7,970	325,814
		2,049,905
Food & Staples Retailing - 1.72%+
Safeway, Inc.	2,950	100,388
Winn Dixie Stores, Inc. (a)	53,196	1,558,643
		1,659,031
Food Products - 4.67%+
Imperial Sugar Co.	105,719	3,255,088
Interstate Bakeries (a)	173,470	485,716
M&F Worldwide Corp. (a)	11,680	777,654
		4,518,458
Grocery Stores - 0.20%+
Koninklijke Ahold N.V. ADR (a)	15,433	193,221

Health Care Equipment & Supplies - 2.30%+
Bausch & Lomb, Inc.	26,578	1,845,576
Quidel Corp. (a)	21,834	383,405
		2,228,981
Health Care Providers & Services - 1.22%+
Life Sciences Research, Inc. (a)	14,288	222,179
Magellan Health Services, Inc. (a)	18,471	858,347
Tenet Healthcare Corp. (a)	15,000	97,650
		1,178,176
Hotels Restaurants & Leisure - 4.25%+
Empire Resorts, Inc. (a)	7,500	54,525

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Jamba, Inc. (a)	22,148	$202,432
Krispy Kreme Doughnuts, Inc. (a)	299,703	2,775,250
Lone Star Steakhouse & Saloon (a)(h)	14,800	404,780
Progressive Gaming International Corp. (a)	29,000	170,230
Wyndham Worldwide Corp. (a)	13,838	501,766
		4,108,983
Household Durables - 0.85%+
Foamex International, Inc. (a)	31,672	361,061
Home Products International (a)	3,864	122,720
Leggett & Platt, Inc.	6,000	132,300
Lifetime Brands, Inc.	10,160	207,772
The Rowe Company (a)	122,070	122
		823,975
Independent Power Producers & Energy Traders - 1.77%+
Mirant Corp. (a)	40,226	1,715,639

Industrial Conglomerates - 0.32%+
Tyco International Ltd. (c)	9,251	312,591

IT Services - 0.07%+
Widepoint Corp. (a)	65,690	65,690

Leisure Equipment & Products - 2.36%+
Aruze Corp. (c)	13,900	432,382
Smith & Wesson Holding Corp. (a)	110,643	1,853,270
		2,285,652
Life Sciences Tools & Services - 0.29%+
Seracare Life Sciences Inc. (a)	41,791	280,000

Machinery - 0.40%+
Joy Global, Inc.	6,563	382,820

Media - 0.83%+
Genius Products, Inc. (a)	103,290	289,212
Time Warner Cable, Inc. (a)	13,239	518,572
		807,784
Metals & Mining - 14.72%+
Algoma Steel, Inc. (a)(c)	148,679	7,859,559
Atlas Mining Co. (a)	136,250	351,525
Grupo Mexico S.A. de CV (c)	271,880	1,659,944
Haynes International, Inc. (a)	21,041	1,776,492
Ormet Corp. (a)	87,456	2,033,352
Titanium Metals Corp. (a)	8,898	283,846
Wheeling-Pittsburgh Corp. (a)	14,290	271,939
		14,236,657
Oil & Gas - 0.64%+
Star Gas Partners L.P. (a)	15,000	66,900
Sunoco, Inc.	6,921	551,465
		618,365

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Oil, Gas & Consumable Fuels - 3.56%+
Brazil Ethanol, Inc. (a)(h)	6,250	$45,625
International Coal Group Inc. (a)	286,871	1,715,488
National Coal Corp. (a)	5,000	24,500
Petroleum Development Corp. (a)	22,545	1,070,437
Texas Petrochemicals, Inc. (a)	19,500	585,975
		3,442,025
Personal Products - 0.64%+
Nutracea (a)	182,000	620,620

Real Estate - 0.12%+
American Home Mortgage Investment Corp.	6,350	116,713

Road & Rail - 0.08%
Hertz Global Holdings, Inc. (a)	2,860	75,990

Semiconductor & Semiconductor Equipment - 0.52%+
Spansion, Inc. (a)	15,890	176,379
Verigy Ltd. (a)(c)	11,450	327,585
		503,964
Specialty Retail - 1.23%+
Eddie Bauer Holdings, Inc. (a)	22,987	295,383
Footstar, Inc.	77,961	327,436
Movie Gallery, Inc. (a)	298,500	567,150
		1,189,969
Telecommunications - 0.92%+
Deutsche Bank Mexico S.A. Institucion de Banco Multiple Division Certificate (a)(h)	1,835	889,975
		889,975
Textiles, Apparel & Luxury Goods - 0.86%+
DHB Industries, Inc. (a)	133,620	701,505
Unifi, Inc. (a)	15,200	39,824
Unifi Dillon Shares Private Placement (a)	33,040	86,565
		827,894
Thrifts & Mortgage Finance - 0.87%+
Fremont General Corp.	78,288	842,379

Tobacco - 1.95%+
Altria Group, Inc.	22,173	1,555,214
Vector Group Ltd.	14,600	328,938
		1,884,152
Transportation Infrastructure - 0.01%+
Sea Containers Ltd. (a)	7,500	8,700

Wireless Telecommunication Services - 0.50%+
IPCS, Inc.	14,266	483,189

TOTAL COMMON STOCKS (Cost $57,094,016)		72,598,730

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

PREFERRED STOCKS - 0.92%+

Holding And Other Investment Offices - 0.15%+
Fremont General Corp. (e)	6,226	$145,626

Media - 0.35%+
Ion Media Networks, Inc. (a)(e)	38	340,100

Thrifts & Mortgage Finance - 0.42%+
Doral Financial Corp. ADR (f)	3,000	405,000

TOTAL PREFERRED STOCKS (Cost $762,712)		890,726

CONVERTIBLE BONDS - 1.78%+

Airlines - 0.62%+
Pinnacle Airline Corp., 3.250%, due 02/15/2025 (a)(e)	390,000	600,600

Biotechnology - 0.60%+
Cell Therapeutics, Inc., 4.000%, due 07/01/2010 (a)	1,000,000	580,000

Energy Equipment & Services - 0.23%+
Calpine Generating Co. LLC, 8.310%, due 04/01/2010
(Default effective 12/20/2005) (a)(d)(e)	450,000	123,750
Friede Goldman Halter, Inc., 4.500%, due 09/15/2004
(Default effective 03/15/2001) (a)(d)(e)(h)	1,500,000	101,250
		225,000
Technology - 0.33%+
Acquicor Technology Inc. 8.000%, due 12/31/2011 (a)(b)(e)(h)	350,000	318,500

TOTAL CONVERTIBLE BONDS (Cost $1,416,009)		1,724,100

CORPORATE BONDS - 20.14%+

Agricultural Production Crops - 0.31%+
Eurofresh, Inc. 11.500%, due 01/15/2013 (a)(b)(e)	300,000	298,500

Airlines - 0.13%+
Delta Air Lines Escrow, 8.300%, due 12/15/2029 (Default effective 09/15/2005) (d)	850,000	59,500
Northwest Air Escrow, 0.000%, due 02/01/2009	525,000	67,594
		127,094
Aluminum Sheet, Plate, & Foil - 0.12%+
Kaiser Aluminum Escrow, 9.875%, due 02/15/2049 (a)(h)	299,000	118,793

Auto Components - 3.75%+
Dana Corp Dip Loan, 7.880%, due 06/12/2011	1,000,000	1,000,220
Delco Remy International, Inc., 9.360%, due 04/15/2009 (a)(e)	758,000	761,790
Delphi Auto Systems Corp., 6.500%, due 05/01/2009 (Default effective 10/10/2005) (a)(d)	370,000	441,225

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Delphi Corp., 7.125%, due 05/01/2029 (Default effective 10/10/2005) (a)(d)	164,000	$195,570
Delphi Dip Loan, 8.125%, due 12/21/2007	1,000,000	1,001,930
Dura Operating Corp., 8.625%, due 04/15/2012 (Default effective 10/16/2006) (a)(d)(e)	327,000	212,550
Dura Operating Corp., 9.000%, due 05/01/2009 (Default effective 10/16/2006) (a)(d)(e)	150,000	18,750
		3,632,035
Banking - 2.28%+
Armstrong Bank Debt, 0.000%, due 03/29/2050	687,000	3,436
Armstrong Escrow, 7.450%, due 05/15/2029 (h)	956,000	13,766
Collins Bank Debt Pr, 11.750%, due 01/25/2008 (h)	2,020,889	707,311
Collins Bank Debt Rc, 11.750%, due 01/25/2008 (h)	365,880	128,058
HCA Dip Loan, 7.610%, due 11/01/2013	298,500	299,649
Interstate Trade Claim, 0.000%, due 01/01/2050 (h)	366,284	293,027
M Fabrikant Bilateral Bankdebt, 0.000%, due 01/01/2050 (h)	1,064,177	649,148
Werner Term Loan, 8.250%, due 03/29/2050 (h)	70,560	56,448
Winstar Dip Bank Debt, 0.000%, due 03/29/2050 (h)	31,386	52,729
		2,203,572
Building Products - 0.10%+
American Plumbing & Mechanical, Inc., 11.625%, due 10/15/2008
(Default effective 10/14/2003) (a)(d)(e)(h)	3,366,000	97,614

Chemicals - 1.12%+
Solutia, Inc., 7.375%, due 10/15/2027 (Default effective 12/17/2003) (a)(d)	150,000	135,375
Solutia Dip Loan, 8.360%, due 03/31/2050	945,138	950,563
		1,085,938
Communications - 1.06%+
Iridium LLC Defaulted, 14.000%, due 07/15/2005 (Default effective 07/15/1999) (a)(d)(e)	225,000	39,375
Primus Telecommunications, 8.000%, due 01/15/2014 (a)(e)	860,000	623,500
Primus Telecommunications 14.250%, due 05/20/2011 (a)(b)(e)(h)	350,000	358,750
		1,021,625
Consumer Finance - 0.98%+
Ford Motor Credit Co. LLC, 4.950%, due 01/15/2008	450,000	446,630
Ford Term Loan, 8.360%, due 11/29/2013	497,500	498,197
		944,827
Diversified Manufacturing - 0.30%+
Maax Corp., 9.750%, due 06/15/2012 (a)(e)	450,000	294,750

Food Products - 0.07%+
Wornick Co., 10.875%, due 07/15/2011 (a)(e)	75,000	64,125

Household Durables - 0.87%+
Home Products International Notes 2017, 6.000%, due 01/01/2017 (h)	96,596	96,596
Tousa, Inc., 9.000%, due 07/01/2010 (e)	525,000	501,375
Tousa, Inc., 7.500%, due 01/15/2015	350,000	241,500
		839,471
Independent Power Producers & Energy Traders - 1.75%+
Calpine Corp., 8.500%, due 02/15/2011 (Default effective 12/20/2005) (a)(d)	825,000	1,043,625
Calpine Corp. 8.750%, due 07/15/2013 (Default effective 12/20/2005) (a)(b)(d)(e)	600,000	648,000
		1,691,625

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Insurance - 0.54%+
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.250%, due 09/15/2010 (a)(e)	500,000	$522,500

Media - 0.45%+
Ziff Davis Media, Inc., 11.356%, due 05/01/2012 (a)(e)	435,000	435,000

Metals & Mining - 0.14%+
Ormet Bank Debt 0.000%, due 10/01/2050 (b)(h)	134,000	8,040
Ormet Corp., 11.000%, due 08/15/2008 (Default effective 01/30/2004) (a)(b)(d)(e)(h)	1,996,000	122,954
		130,994
Oil, Gas & Consumable Fuels - 0.34%+
Dune Energy, Inc., 10.500%, due 06/01/2012 (a)(b)(e)	110,000	107,525
KCS Energy, Inc., 7.125%, due 04/01/2012 (a)(e)	223,000	220,213
		327,738
Personal Products - 0.71%+
Revlon Consumer Products Corp., 8.625%, due 02/01/2008 (a)(e)	385,000	379,225
Revlon Term Loan, 9.370%, due 01/15/2012	300,000	309,771
		688,996
Printing-Commercial - 0.82%+
Quebecor World Capital Corp., 6.125%, due 11/15/2013 (a)	875,000	789,687

Retail - 0.02%+
PCA LLC/PCA Finance Corp., 11.875%, due 08/01/2009 (a)	311,000	16,704

Semiconductor Equipment - 0.65%+
Magnachip Semiconductor S.A., 8.610%, due 12/15/2011 (a)(e)	300,000	268,500
Spansion LLC, 11.250%, due 01/15/2016 (a)(b)(e)	350,000	360,500
		629,000
Specialty Manufacturing - 0.93%+
American Color Graphics, Inc., 10.000%, due 06/15/2010 (a)(e)	411,000	328,800
Merisant Co., 9.500%, due 07/15/2013 (a)(e)	312,000	274,560
Merisant Dip Loan, 8.855%, due 01/11/2050 (h)	300,000	300,000
		903,360
Specialty Retail - 1.56%+
Movie Gallery, Inc., 11.000%, due 05/01/2012 (a)(e)	2,281,000	1,505,460

Textiles, Apparel & Luxury Goods - 0.38%+
Unifi, Inc., 11.500%, due 05/15/2014 (a)(e)	370,000	367,225

Tobacco - 0.62%+
North Atlantic Trading, Inc., 9.250%, due 03/01/2012 (a)(e)	300,000	252,000
North Atlantic Trading, Inc., 10.000%, due 03/01/2012 (a)(b)(e)(h)	350,000	350,000
		602,000
Transportation Infrastructure - 0.14%+
Sea Containers Ltd., 10.750%, due 10/15/2006 (a)(e)	150,000	139,500

TOTAL CORPORATE BONDS (Cost $19,004,504)		19,478,133

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value

WARRANTS - 0.23%+

Adelphia Communications Corp.	182,000	$55,055
Adelphia Recovery Trust (a)	175,044	14,879
Brazil Ethanol, Inc. (a)(h)	14,550	16,005
Kapstone Paper & Packaging Corp. (a)	40,560	108,701
Transforma Acquisition Group I (a)	23,000	30,015

TOTAL WARRANTS (Cost $137,848)		224,655

PURCHASED OPTIONS - 0.20%+	Contracts	Value
Arch Coal Inc.
Expiration: October, 2007, Exercise Price: $40.00	175	23,624
AK Steel Holding Corp.
Expiration: July, 2007, Exercise Price: $35.00	96	27,840
Celgene Corp.
Expiration: July, 2007, Exercise Price: $65.00	245	3,675
iShares Russell 2000 Index Fund
Expiration: August, 2007, Exercise Price: $81.00	280	38,360
iShares Russell 2000 Index Fund
Expiration: December, 2007, Exercise Price: $77.00	175	43,575
iShares Russell 2000 Index Fund
Expiration: June, 2007, Exercise Price: $75.00	550	9,625
Nortel Networks Corp.
Expiration: January, 2008, Exercise Price: $30.00	175	14,875
Spectrum Brands Inc.
Expiration: December, 2007, Exercise Price: $7.50	30	4,725
Turbochef Technologies, Inc.
Expiration: October, 2007, Exercise Price: $17.50	228	11,400
Tyco International Ltd.
Expiration: July, 2007, Exercise Price: $32.50	111	18,315

TOTAL PURCHASED OPTIONS (Cost $448,429)		196,014
	Shares or
REPURCHASE AGREEMENTS - 7.63%+	Principal Amount
The Bear Stearns Companies, Inc.,
4.300%, dated 6/29/2007, due 7/02/2007,
repurchase price $7,381,988 (g)^	$7,378,475	7,378,475

REPURCHASE AGREEMENTS (Cost $7,378,475)		7,378,475

Total Investments (Cost $86,241,993) - 105.96%+		102,490,833
Liabilities in Excess of Other Assets - (5.96)%+		(5,764,803)
TOTAL NET ASSETS - 100.00%+		$96,727,536

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Securities Sold Short
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCK
Allied Defense Group Inc. (a)	2,075	$15,957
Applied Extrusion Large Class A (a)(h)	611	4,277
Applied Extrusion Technologies (a)(h)	25	167
BearingPoint, Inc. (a)	13,139	96,046
Calpine Corp. (a)	51,181	188,858
Caraustar Industries, Inc. (a)	19,816	104,034
Congoleum Corp. (a)	400	402
Delphi Corp. (a)	125,736	298,158
Dominion Homes, Inc. (a)	27,432	127,010
Fleetwood Enterprises, Inc. (a)	11,068	100,165
Furniture Brands International, Inc.	10,450	148,390
Globalstar, Inc. (a)	18,019	186,497
Interstate Bakeries (a)	14,046	39,329
Kapstone Paper & Packaging Corp. (a)	780	5,920
LHC Group, Inc. (a)	1,500	39,300
New Century Financial Corp.	4,912	1,989
NVR, Inc. (a)	530	360,267
Orleans Homebuilders, Inc.	22,258	188,080
Pope & Talbot, Inc. (a)	113,272	449,690
Progressive Gaming International Corp. (a)	59,727	350,597
Sea Containers Ltd. (a)(c)	56,230	65,227
Sirva, Inc. (a)	29,712	58,830
Southern Copper Corp.	20,000	1,885,200
Superior Industries International	9,240	201,062
Tousa, Inc.	107,047	448,527
Wynn Resorts Ltd.	2,320	208,081

TOTAL COMMON STOCK (Cost $5,673,351)		5,572,060

EXCHANGE TRADED FUNDS

AMEX Energy Select SPDR	13,492	930,813
iShares MSCI Mexico Index Fund	3,340	205,911
Streettracks SPDR Homebuilder	31,103	940,244
iShares Trust - Russell 2000	2,624	217,687
Powershares QQQ Nasdaq 100	669	31,824

TOTAL EXCHANGE TRADED FUNDS (Cost $2,161,019)		2,326,479

CORPORATE BONDS

Kaiser Aluminum & Chemical Corp., 12.750%, due 02/01/2053
(Default effective 02/12/2002) (a)(d)(e)(h)	1,157,000	92,560
Primus Telecommunications GP, 8.000%, due 01/15/2014 (a)	350,000	253,750
Quebecor World Capital, 8.750%, due 03/15/2016 (a)(b)(e)	612,000	602,820
Spansion, Inc., 2.250%, due 06/15/2016 (a)(b)	350,000	311,500
Swift Transition Co., Inc., 12.500%, due 05/15/2017 (a)(b)(e)	300,000	283,500
Wornick Co., 10.875%, due 07/15/2011 (a)(e)	350,000	299,250

TOTAL CORPORATE BONDS (Cost $1,859,869)		1,843,380

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Securities Sold Short
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

CONVERTIBLE BONDS

Applied Extrusion, 12.000%, due 03/15/2012 (a)(b)(e)(h)	817	$654

TOTAL CONVERTIBLE BONDS (Cost $1,016)		654

Total Securities Sold Short (Proceeds $9,695,255)		$9,742,573

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Options Written
June 30, 2007 (Unaudited)

	Contracts	Value

CALL OPTIONS

iShares Russell 2000 Index Fund
Expiration: August, 2007, Exercise Price: $89.00	280	$13,440
iShares Russell 2000 Index Fund
Expiration: December, 2007, Exercise Price: $85.00	175	79,188
iShares Russell 2000 Index Fund
Expiration: June, 2007, Exercise Price: $83.00	117	585
iShares Russell 2000 Index Fund
Expiration: June, 2007, Exercise Price: $85.00	200	100
Nortel Networks Corp.
Expiration: July, 2007, Exercise Price: $25.00	179	8,950

TOTAL CALL OPTIONS (PREMIUMS RECEIVED $159,774)		102,263

PUT OPTIONS

Arch Coal Inc.
Expiration: October, 2007, Exercise Price: $30.00	175	17,500
Nortel Networks Corp.
Expiration: January, 2008, Exercise Price: $20.00	175	13,125
Turbochef Technologies, Inc.
Expiration: October, 2007, Exercise Price: $10.00	228	5,130
Tyco International Ltd.
Expiration: July, 2007, Exercise Price: $27.50	111	277

TOTAL PUT OPTIONS (PREMIUMS RECEIVED $54,608)		36,032

Total Options Written (Premiums received $214,382)		$138,295

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 97.40%+

Aerospace & Defense - 3.09%+
Boeing Co.	2,800	$269,248
General Dynamics Corp.	1,000	78,220
Goodrich Corp.	800	47,648
Honeywell International, Inc.	3,700	208,236
Lockheed Martin Corp.	3,900	367,107
Precision Castparts Corp.	700	84,952
Raytheon Co.	500	26,945
Rockwell Collins, Inc.	400	28,256
		1,110,612
Air Freight & Logistics - 0.28%+
FedEx Corp.	900	99,873

Automobiles - 0.18%+
Honda Motor Co., Ltd. ADR	1,800	65,322

Beverages - 1.17%
The Coca-Cola Co.	4,800	251,088
PepsiCo, Inc.	2,600	168,610
		419,698
Capital Markets - 6.15%+
AG Edwards, Inc.	500	42,275
Ameriprise Financial Inc.	900	57,213
The Bank of New York Co., Inc.	500	20,720
The Bear Stearns Companies, Inc.	4,000	560,000
Blackstone Group L.P. (a)	1,500	43,905
The Charles Schwab Corp.	9,949	204,154
E*Trade Financial Corp.	35,000	773,150
Federated Investors, Inc.	3,300	126,489
The Goldman Sachs Group, Inc.	600	130,050
Investors Financial Services Corp.	2,200	135,674
Morgan Stanley	1,400	117,432
		2,211,062
Chemicals - 3.58%+
Air Products & Chemicals, Inc.	2,700	216,999
Airgas, Inc.	2,600	124,540
Lyondell Chemical Co.	25,500	946,560
		1,288,099
Commercial Banks - 3.31%+
Bank of America Corp.	3,600	176,004
Citigroup, Inc.	800	41,032
J.P. Morgan Chase & Co.	4,100	198,645
Marshall & Ilsley Corp.	1,800	85,734
Regions Financial Corp.	2,400	79,440
Wachovia Corp.	5,000	256,250
Wells Fargo & Co.	10,000	351,700
		1,188,805

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Commercial Services & Supplies - 0.47%+
Avery Dennison Corp.	600	$39,888
Waste Management, Inc.	3,300	128,865
		168,753
Communications Equipment - 0.40%+
Cisco Systems, Inc. (a)	5,200	144,820

Computers & Peripherals - 4.90%+
Apple Computer, Inc. (a)	2,300	280,692
Hewlett-Packard Co.	3,400	151,708
International Business Machines Corp.	2,300	242,075
Seagate Technology (c)	50,000	1,088,500
		1,762,975
Consumer Finance - 1.02%+
American Express Co.	6,000	367,080

Electrical Equipment - 0.51%+
Energy Conversion Devices, Inc. (a)	1,200	36,984
Medis Technologies Ltd.	10,000	146,900
		183,884
Energy Equipment & Services - 4.33%+
BJ Services Co.	3,200	91,008
Global Santa Fe Corp. (c)	600	43,350
Nabors Industries Ltd. (a)(c)	300	10,014
National-Oilwell, Inc. (a)	10,000	1,042,400
Noble Corp. (c)	2,300	224,296
Schlumberger Ltd. (c)	1,700	144,398
		1,555,466
Food & Staples Retailing - 4.43%+
Costco Wholesale Corp.	400	23,408
CVS Corp.	7,800	284,310
Rite Aid Corp.	151,000	963,380
Walgreen Co.	7,400	322,196
		1,593,294
Food Products - 0.41%+
Hain Celestial Group, Inc. (a)	4,500	122,130
McCormick & Co, Inc.	700	26,726
		148,856
Health Care Equipment & Supplies - 1.22%+
Medtronic, Inc.	4,200	217,812
St. Jude Medical, Inc. (a)	2,600	107,874
Stryker Corp.	1,400	88,326
Zimmer Holdings, Inc. (a)	300	25,467
		439,479

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Health Care Providers & Services - 6.95%+
Aetna, Inc.	2,600	$128,440
Express Scripts, Inc. (a)	5,500	275,055
Health Grades, Inc. (a)	122,594	798,087
Humana, Inc. (a)	15,000	913,650
Medco Health Solutions, Inc. (a)	500	38,995
Triad Hospitals, Inc. (a)	1,700	91,392
Wellpoint, Inc. (a)	3,200	255,456
		2,501,075
Hospital And Medical Service Plans - 2.52%+
WellCare Group, Inc. (a)	10,000	905,100

Hotels And Motels - 0.36%
Sunstone Hotel Investors, Inc.	4,600	130,594

Hotels Restaurants & Leisure - 1.96%+
McDonald's Corp.	7,400	375,624
Ruth's Chris Steak House (a)	5,000	84,950
Starbucks Corp. (a)	2,700	70,848
Wyndham Worldwide Corp. (a)	4,800	174,048
		705,470
Household Products - 2.05%+
Clorox Co.	4,500	279,450
Procter & Gamble Co.	7,500	458,925
		738,375
Independent Power Producers & Energy Traders - 2.10%+
Dynegy Inc. (a)	80,200	757,088

Industrial Conglomerates - 0.53%+
General Electric Co.	5,000	191,400

Insurance - 7.23%+
ACE Ltd. (c)	1,900	118,788
American Independence Corp. (a)	26,000	286,780
American International Group, Inc.	4,900	343,147
AON Corp.	2,900	123,569
Berkshire Hathaway, Inc. (a)	40	144,200
Genworth Financial, Inc.	7,300	251,120
HCC Insurance Holdings, Inc.	10,000	334,100
Independence Holding Co.	35,300	721,179
Travelers Companies, Inc.	5,200	278,200
		2,601,083
Internet Software & Services - 0.76%+
Google, Inc. (a)	500	261,690
Yahoo!, Inc. (a)	400	10,852
		272,542
IT Services - 0.11%+
First Data Corp.	1,200	39,204

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Life Science Tools & Services - 0.46%+
Millipore Corp. (a)	2,200	$165,198

Machinery - 4.24%+
Bucyrus International, Inc. - Class A	18,000	1,274,040
Caterpillar, Inc.	900	70,470
Dover Corp.	3,000	153,450
ITT Industries, Inc.	400	27,312
		1,525,272
Media - 1.89%+
Lakes Entertainment, Inc. (a)	5,000	59,050
The McGraw-Hill Companies, Inc.	3,200	217,856
Viacom Inc.	3,200	133,216
The Walt Disney Co.	7,900	269,706
		679,828
Metals & Mining - 3.50%+
Allegheny Technologies, Inc.	12,000	1,258,560

Multiline Retail - 1.23%+
JC Penney Co., Inc.	2,600	188,188
Kohl's Corp. (a)	2,400	170,472
Target Corp.	1,300	82,680
		441,340
Multi-Utilities - 2.66%+
Duke Energy Corp.	52,200	955,260

Oil & Gas - 4.74%+
Chesapeake Energy Corp.	2,200	76,120
El Paso Corp.	40,000	689,200
Enerplus Resources Fund (c)	4,700	221,276
EOG Resources, Inc.	1,600	116,896
Exxon Mobil Corp.	2,600	218,088
Forest Oil Corp. (a)	1,000	42,260
Total S.A. ADR	2,700	218,646
Whiting Petroleum Corp. (a)	3,000	121,560
		1,704,046
Pharmaceuticals - 2.12%+
Abbott Laboratories	3,100	166,005
Alcon, Inc. (c)	700	94,437
Johnson & Johnson	5,500	338,910
Novartis AG ADR	2,900	162,603
		761,955
Real Estate - 0.31%+
Nationwide Health Properties, Inc.	4,100	111,520

Road & Rail - 1.12%+
Burlington Northern Santa Fe Corp.	1,700	144,738
Norfolk Southern Corp.	1,600	84,112

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Union Pacific Corp.	1,500	$172,725
		401,575
Semiconductor & Semiconductor Equipment - 2.64%+
Applied Materials, Inc.	30,000	596,100
Intel Corp.	5,000	118,800
MEMC Electronic Materials, Inc. (a)	2,000	122,240
Texas Instruments, Inc.	3,000	112,890
		950,030
Software - 1.09%+
Microsoft Corp.	4,900	144,403
Oracle Corp. (a)	12,600	248,346
		392,749
Specialty Retail - 3.33%+
Best Buy Co., Inc.	2,200	102,674
Lowe's Companies, Inc.	2,100	64,449
Staples, Inc.	8,900	211,197
Williams-Sonoma, Inc.	26,000	821,080
		1,199,400
Telecommunication Services - 3.93%+
AT&T, Inc.	12,400	514,600
Verizon Communications, Inc.	21,800	897,506
		1,412,106
Textiles, Apparel & Luxury Goods - 2.70%+
Coach, Inc. (a)	18,500	876,715
Nike, Inc.	1,600	93,264
		969,979
Thrifts & Mortgage Finance - 1.42%+
New York Community Bancorp, Inc.	30,000	510,600

TOTAL COMMON STOCKS (Cost $33,818,803)		35,029,427

EXCHANGE TRADED FUNDS - 1.75%+

Unit Investment Trusts - 1.74%+
AMEX Energy Select SPDR	5,900	407,041
Technology Select Sector SPDR	14,500	220,160

TOTAL INVESTMENT COMPANIES (Cost $562,617)		627,201

PURCHASED OPTIONS - 0.46%+	Contracts	Value
AT&T Inc.
Expiration: January, 2008, Exercise Price: $40.00	100	20,000
Medis Techologies Ltd.
Expiration: July, 2007, Exercise Price: $17.50	169	4,224
New York Community Bancorp, Inc.
Expiration: January, 2008, Exercise Price: $17.50	300	36,000
Verizon Communications
Expiration: January, 2008, Exercise Price: $40.00	150	28,500

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Contracts	Value

Wachovia Corp.
Expiration: January, 2008, Exercise Price: $60.00	50	$45,250
Wells Fargo & Co.
Expiration: January, 2008, Exercise Price: $37.50	100	32,000

TOTAL PURCHASED OPTIONS (Cost $206,644)		165,974
	Shares or
REPURCHASE AGREEMENTS - 17.12%+	Principal Amount
The Bear Stearns Companies, Inc.,
4.300%, dated 6/29/2007, due 7/02/2007,
repurchase price $6,159,078 (g)^	$6,157,607	6,157,607

TOTAL REPURCHASE AGREEMENTS (Cost $6,157,607)		6,157,607

Total Investments (Cost $40,745,671) - 116.73%+		41,980,209
Liabilities in Excess of Other Assets - (16.73%)+		(6,017,368)
TOTAL NET ASSETS - 100.00%+		$35,962,841

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Securities Sold Short
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

EXCHANGE TRADED FUNDS

iShares Russell 2000 Index Fund	15,000	$1,244,400

TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,200,979)		1,244,400

Total Securities Sold Short (Proceeds $1,200,979)		$1,244,400

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Options Written
June 30, 2007 (Unaudited)

	Contracts	Value

CALL OPTIONS
Ace Ltd.
Expiration: January, 2008, Exercise Price: $70.00	18	$2,430
Aetna Inc.
Expiration: January, 2008, Exercise Price: $55.00	10	2,210
Air Products & Chemicals, Inc.
Expiration: September, 2007, Exercise Price: $80.00	16	5,840
Airgas Inc.
Expiration: October, 2007, Exercise Price: $45.00	8	3,800
Allegheny Technologies, Inc.
Expiration: October, 2007, Exercise Price: $85.00	120	276,000
American Express, Inc.
Expiration: October, 2007, Exercise Price: $70.00	18	720
American Express, Inc.
Expiration: January, 2008, Exercise Price: $70.00	12	1,530
Ameriprise Financial
Expiration: September, 2007, Exercise Price: $65.00	7	1,767
AON Corp
Expiration: January, 2008, Exercise Price: $50.00	10	675
Apple Inc.
Expiration: January, 2008, Exercise Price: $160.00	10	4,400
Apple Inc.
Expiration: October, 2007, Exercise Price: $115.00	8	12,480
Apple Inc.
Expiration: October, 2007, Exercise Price: $150.00	8	2,640
Applied Materials Inc.
Expiration: July, 2007, Exercise Price: $17.00	300	87,750
BJ Services Co.
Expiration: January, 2008, Exercise Price: $35.00	10	850
Barclays PLC
Expiration: July, 2007, Exercise Price: $130.00	40	45,600
Boeing Co.
Expiration: January, 2008, Exercise Price: $110.00	12	2,490
Best Buy Co., Inc.
Expiration: January, 2008, Exercise Price: $65.00	19	190
Bucyrus International Inc.
Expiration: July, 2007, Exercise Price: $45.00	180	466,200
Burlington Northern Santa Fe Railway
Expiration: July, 2007, Exercise Price: $90.00	9	495
Caterpillar Inc.
Expiration: August, 2007, Exercise Price: $75.00	9	4,500
Caterpillar Inc.
Expiration: January, 2008, Exercise Price: $90.00	6	1,260
Cisco Systems, Inc.
Expiration: January, 2008, Exercise Price: $35.00	24	1,080
Coach Inc.
Expiration: August, 2007, Exercise Price: $40.00	185	146,150
Costco Wholesale Corp.
Expiration: January, 2008, Exercise Price: $65.00	10	1,900

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Options Written
June 30, 2007 (Unaudited)

	Contracts	Value

Digital Equipment Corp.
Expiration: January, 2008, Exercise Price: $65.00	12	$660
Duke Energy Corp.
Expiration: October, 2007, Exercise Price: $17.50	500	70,000
Dynegy Inc.
Expiration: September, 2007, Exercise Price: $7.50	702	154,440
E*Trade Financial Corp.
Expiration: July, 2007, Exercise Price: $20.00	350	80,500
El Paso Corp.
Expiration: July, 2007, Exercise Price: $13.00	400	170,000
Energy Conversion Devices, Inc.
Expiration: September, 2007, Exercise Price: $45.00	12	540
Enerplus Resources Fund
Expiration: July, 2007, Exercise Price: $40.00	47	33,135
General Dynamics Corp.
Expiration: January, 2008, Exercise Price: $95.00	6	465
Global Santa Fe Corp.
Expiration: January, 2008, Exercise Price: $75.00	8	4,120
Goldman Sachs Group
Expiration: October, 2007, Exercise Price: $260.00	6	990
Google Inc.
Expiration: September, 2007, Exercise Price: $550.00	4	6,560
Google Inc.
Expiration: September, 2007, Exercise Price: $610.00	4	1,440
Hewlett Packard Co.
Expiration: January, 2008, Exercise Price: $50.00	14	2,170
Hewlett Packard Co.
Expiration: January, 2008, Exercise Price: $55.00	12	720
Humana Inc.
Expiration: August, 2007, Exercise Price: $55.00	150	103,500
ITT Corp.
Expiration: October, 2007, Exercise Price: $70.00	4	1,090
Intel Corp.
Expiration: January, 2008, Exercise Price: $25.00	13	1,859
Intel Corp.
Expiration: October, 2007, Exercise Price: $25.00	24	2,304
International Business Machines Corp.
Expiration: January, 2008, Exercise Price: $115.00	14	4,508
International Business Machines Corp.
Expiration: January, 2008, Exercise Price: $120.00	7	1,295
JC Penney Co., Inc.
Expiration: January, 2008, Exercise Price: $95.00	12	540
Lyondell Chemical Co.
Expiration: September, 2007, Exercise Price: $30.00	255	209,100
McDonald's Corp.
Expiration: September, 2007, Exercise Price: $50.00	18	4,590

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Options Written
June 30, 2007 (Unaudited)

	Contracts	Value

MEMC Electronic Material
Expiration: July, 2007, Exercise Price: $65.00	12	$960
MEMC Electronic Material
Expiration: October, 2007, Exercise Price: $75.00	10	1,325
Millipore Corp.
Expiration: January, 2009, Exercise Price: $90.00	8	4,560
National Oilwell Varco
Expiration: August, 2007, Exercise Price: $80.00	100	268,000
Nike Inc.
Expiration: July, 2007, Exercise Price: $57.50	28	4,060
Noble Corp.
Expiration: January, 2008, Exercise Price: $115.00	7	2,485
Noble Corp.
Expiration: January, 2008, Exercise Price: $100.00	16	15,520
Norfolk Southern Corp.
Expiration: January, 2008, Exercise Price: $65.00	8	940
Norfolk Southern Corp.
Expiration: September, 2007, Exercise Price: $60.00	8	840
Oracle Corp.
Expiration: January, 2008, Exercise Price: $20.00	24	3,960
Precision Castparts
Expiration: September, 2007, Exercise Price: $90.00	5	16,200
Rite Aid Corp.
Expiration: October, 2007, Exercise Price: $5.00	510	81,600
Rite Aid Corp.
Expiration: July, 2007, Exercise Price: $5.00	1,000	135,000
Schlumberger Ltd.
Expiration: January, 2008, Exercise Price: $105.00	8	1,720
Schlumberger Ltd.
Expiration: January, 2008, Exercise Price: $85.00	6	5,310
Seagate Technology
Expiration: September, 2007, Exercise Price: $17.50	500	230,000
St. Jude Medical
Expiration: January, 2008, Exercise Price: $50.00	18	1,845
Staples Inc.
Expiration: September, 2007, Exercise Price: $30.00	18	90
Starbucks Corp.
Expiration: January, 2008, Exercise Price: $40.00	18	135
Target Corp.
Expiration: January, 2008, Exercise Price: $70.00	17	4,888
Texas Instruments
Expiration: January, 2008, Exercise Price: $45.00	18	1,602
Verizon Communications
Expiration: January, 2008, Exercise Price: $45.00	24	2,400
The Walt Disney Co.
Expiration: January, 2008, Exercise Price: $40.00	18	1,170
Waste Management Inc.
Expiration: January, 2008, Exercise Price: $45.00	19	1,425
Wellcare Healthplans
Expiration: September, 2007, Exercise Price: $75.00	100	179,500

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Options Written
June 30, 2007 (Unaudited)

	Contracts	Value

Wellpoint Inc.
Expiration: September, 2007, Exercise Price: $95.00	14	$70
Williams Sonoma Inc.
Expiration: August, 2007, Exercise Price: $30.00	260	62,400

TOTAL CALL OPTIONS (Premiums received $2,618,551)		2,955,488

Total Options Written (Premiums received $2,618,551)		$2,955,488

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

CORPORATE BONDS - 5.59%+

Banking - 0.94%+
Shinsei Financial Cayman Ltd., 6.418%, due 07/20/2048 (b)(e)	195,000	$189,599
Washington Group International, Inc., 6.534%, due 03/29/2049 (b)(e)	300,000	289,536
		479,135
Commercial Banks - 0.57%+
Capmark Financial Group, Inc., 5.875%, due 05/10/2012 (a)	60,000	59,214
Capmark Financial Group, Inc., 6.300%, due 05/10/2017 (a)	30,000	29,521
Residential Capital Corp., 6.000%, due 02/22/2011	80,000	77,411
Residential Capital Corp., 6.500%, due 04/17/2013	95,000	91,825
Residential Capital Corp., 6.875%, due 06/30/2015	30,000	29,097
		287,068
Consumer Finance - 0.32%+
Discover Financial Services 6.450%, due 06/12/2017 (a)(b)	55,000	54,926
Ford Motor Credit Co. LLC, 8.110%, due 01/13/2012	110,000	109,721
		164,647
Electric Utilities - 0.53%+
Sierra Pac Power Co., 6.750%, due 07/01/2037	265,000	269,011

Energy Equipment & Services - 0.36%+
Weatherford International Inc., 5.950%, due 06/15/2012 (a)(b)	100,000	100,847
Weatherford International Inc., 6.350%, due 06/15/2017 (a)(b)	80,000	81,056
		181,903
Food & Staples Retailing - 0.98%+
CVS Caremark Corporation, 5.750%, due 06/01/2017	120,000	115,779
Rite Aid Corp., 9.500%, due 06/15/2017 (b)(e)	395,000	379,200
		494,979
Hotels Restaurants & Leisure - 0.39%+
MGM Mirage, 6.000%, due 10/01/2009	200,000	198,250

Hotels, Restaurants & Leisure - 0.24%+
Royal Caribbean Cruises Ltd., 7.250%, due 06/15/2016	125,000	123,501

Insurance - 0.23%+
Metlife, Inc., 6.400%, due 12/15/2036 (e)	125,000	115,794

Metals & Mining - 0.35%+
Freeport-McMoran Copper & Gold, 8.250%, due 04/01/2015 (e)	170,000	179,350

Real Estate - 0.14%+
Thornburg Mortgage, Inc., 8.000%, due 05/15/2013 (e)	70,000	70,175

Textiles, Apparel & Luxury Goods - 0.54%+
Hanesbrands, Inc., 8.784%, due 12/15/2014 (e)	270,000	274,050

TOTAL CORPORATE BONDS (Cost $2,874,490)		2,837,863

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

ASSET BACKED SECURITIES - 17.80%+

Aames Mortgage Trust, 8.070%, due 10/25/2035	900,000	$765,067
American Airlines, Inc., 6.817%, due 5/23/2011	400,000	399,000
Asset Backed Funding Certificates, 8.570%, due 01/25/2035	200,000	178,930
Asset Backed Funding Certificates, 6.000%, due 07/26/2035 (a)	42,829	41,885
Citigroup Mortgage Loan Trust, 7.820%, due 01/25/2036	150,000	105,484
Citigroup Mortgage Loan Trust, 7.820%, due 01/25/2036	375,000	264,019
Countrywide Asset-Backed Certificates, 7.620%, due 01/25/2046 (a)	500,000	256,295
DVI Receivables Corp., 5.870%, due 09/12/2010 (h)	213,158	192,908
DVI Receivables Corp., 5.820%, due 03/14/2011 (h)	1,344,012	1,119,293
Encore Credit Receivables Trust, 7.820%, due 01/25/2036	250,000	211,287
Equity One ABS, Inc., 5.910%, due 02/25/2033	33,174	31,197
FBR Securitization Trust, 7.570%, due 09/25/2035	187,000	127,202
FBR Securitization Trust, 7.570%, due 11/25/2035	122,304	115,118
First Franklin Mortgage, 8.820%, due 10/25/2034 (a)	75,000	67,389
First Franklin Mortgage, 8.570%, due 06/25/2036 (a)	200,000	141,950
GE-WMC Mortgage Securities LLC, 8.070%, due 10/25/2035	450,000	407,763
GSAMP Trust, 7.820%, due 03/25/2047 (a)	600,000	348,450
JP Morgan Mortgage Acquisition Corp., 7.320%, due 07/25/2036 (a)	500,000	297,195
Lehman XS Nim, 7.000%, due 11/28/2035 (a)	20,825	20,825
Merit Securities Corp., 8.380%, due 12/28/2033	362,827	381,250
Merrill Lynch Mortgage Investors Nim Trust, 4.500%, due 02/25/2036 (a)	75,329	73,226
Nationstar Home Equity Loan Trust, 7.820%, due 09/25/2036	155,000	124,623
New Century Home Equity Loan, 9.070%, due 07/25/2035	625,000	493,746
Nomura Home Equiy Loan Trust, 7.820%, due 03/25/2036	250,000	202,342
Option One Mortgage Loan Trust, 7.820%, due 01/25/2036 (a)	150,000	118,923
Residential Asset Mortgage Products, Inc., 7.820%, due 10/25/2036	115,000	86,760
Residential Asset Mortgage Products, Inc., 7.820%, due 08/25/2046	530,000	313,283
Residential Asset Securities Corp., 8.320%, due 03/25/2035 (a)	500,000	473,593
Residential Asset Securities Corp., 8.320%, due 09/25/2035	200,000	169,724
Structured Asset Inv 7.820%, due 05/25/2035	80,000	72,306
Structured Asset Inv , 6.000%, 07/25/2035	150,000	138,350
Structured Asset Inv, 7.820%, due 08/25/2035 (a)	168,000	134,449
Structured Asset Inv, 7.520%, due 07/25/2035 (a)	349,000	302,534
Structured Asset Securities Corp., 7.820%, due 01/25/2035	400,000	382,815
Structured Asset Securities Corp., 7.820%, due 09/25/2036 (a)	400,000	243,400
Wells Fargo Home Equity Trust, 8.320%, due 05/25/2034	250,000	234,349

TOTAL ASSET BACKED SECURITIES (Cost $9,877,474)		9,036,930

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.92%+

Asset Backed Funding Certificates, 8.320%, due 06/25/2035	200,000	184,063
Asset Backed Securities Corp., 5.250%, due 06/27/2035 (a)	47,084	46,302
Asset Backed Security Corp., 7.820%, due 06/25/2035	125,000	110,598
Asset Backed Security Corp., 5.050%, due 08/27/2035 (a)	21,996	21,923
Bear Stearns Asset Backed, 5.250%, due 08/25/2034 (a)	103,696	102,602
FBR Securitization Trust, 7.320%, due 10/25/2035	211,339	189,295

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

First Franklin Mortgage Loan, 8.820%, due 03/25/2035	150,000	$142,446
First Franklin Mortgage Loan, 8.820%, due 12/25/2034 (a)	30,000	27,797
First Franklin Mortgage Loan, 8.320%, due 07/25/2035	150,000	124,516
Home Equity Asset Trust, 5.500%, due 08/27/2035 (a)	36,754	33,078
Home Equity Asset Trust, 5.250%, due 09/27/2035 (a)	155,217	151,593
Home Equity Asset Trust, 6.500%, due 02/27/2036 (a)	58,459	57,855
HSI Asset Securitization Corp. Trust, 7.320%, due 01/25/2036	436,000	299,436
Indymac Manufactured Housing, 6.640%, due 12/25/2027	213,959	205,207
JP Morgan Mortgage Acquisition, 8.320%, due 06/25/2035 (a)	125,000	102,509
JP Morgan Mortgage Acquisition, 8.170%, due 07/25/2035 (a)	250,000	222,887
Masters ABS Nim Trust, 4.750%, due 05/26/2035 (a)	4,159	3,290
Sharps SP I LLC, 5.000%, due 05/25/2035 (a)	80,730	18,149
Soundview Home Equity Loan, 5.500%, due 11/25/2033 (a)	29,296	28,532
Structured Adjustable Rate Mortgage, 4.750%, due 04/27/2035 (a)	129	129
Structured Asset Investment Loan Trust, 7.820%, due 04/25/2035 (a)	370,000	344,906
Structured Asset Investment Loan Trust, 7.820%, due 07/25/2035	250,000	197,624
Structured Asset Investment Loan Trust, 6.160%, due 09/25/2035 (a)	150,000	107,002
Structured Asset Securities Corp., 7.820%, due 07/25/2035 (a)	250,000	212,217
Structured Asset Securities Corp., 4.500%, due 08/25/2035	286,209	250,531
Terwin Mortgage Trust, , 8.320%, due 03/25/2037	400,000	331,252

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,768,864)		3,515,739

MORTGAGE BACKED SECURITIES - 36.74%+

Fannie Mae Strip, 4.500%, due 10/01/2033	287,565	71,347
Fannie Mae Strip, 5.000%, due 01/01/2035	143,607	36,832
Fannie Mae Strip, 5.000%, due 02/01/2035	514,824	127,817
Fannie Mae Strip, 5.000%, due 03/01/2035	3,896,025	999,810
Fannie Mae Strip, 5.000%, due 04/01/2036	1,406,002	351,005
Fannie Mae Strip, 5.000%, due 07/01/2033	1,122,705	281,051
Fannie Mae Strip, 5.000%, due 08/01/2034	676,982	174,773
Fannie Mae Strip, 5.000%, due 08/01/2035	17,142,560	4,454,993
Fannie Mae Strip, 5.500%, due 12/01/2033	968,911	252,282
Fannie Mae Strip, 5.500%, due 12/01/2034	7,445,011	1,975,950
Fannie Mae Strip, 6.000%, due 03/01/2033	1,324,183	346,553
Fannie Mae Strip, 6.000%, due 12/01/2034	152,715	36,613
Federal Home Loan Mortgage Corp., 5.000%, due 02/15/2020	207,677	40,524
Federal Home Loan Mortgage Corp., 5.000%, due 02/15/2020	138,341	26,824
Federal Home Loan Mortgage Corp., 5.000%, due 04/15/2020	146,685	29,159
Federal Home Loan Mortgage Corp., 5.000%, due 12/01/2034	913,958	236,492
First Franklin Mortgage, 7.320%, due 04/25/2036 (a)	300,000	185,490
First Franklin Mortgage, 7.820%, due 12/25/2036 (a)	150,000	75,696
Freddie Mac Strip, 5.000%, due 08/01/2035	33,403,163	8,653,547
Lehman XS Trust, 7.070%, due 11/25/2035	150,000	139,854
Lehman XS Trust, 7.320%, due 06/25/2046	190,000	157,852

TOTAL MORTGAGE BACKED SECURITIES (Cost $17,521,785)		18,654,464

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 6.49%+

U.S. Treasury Bond, 3.875%, due 04/15/2029	878,381	$1,060,508
U.S. Treasury Note, 2.375%, due 04/15/2011	2,263,033	2,238,279

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,347,566)		3,298,787

SHORT TERM INVESTMENTS - 1.22%+

Federal National Mortgage Association Discount Note, 5.140%, due 11/02/2007	100,000	98,261
Federal Home Loan Mortgage Corporation Discount Note, 4.530%, due 07/16/2007	300,000	299,360
Federal Home Loan Mortgage Corporation Discount Note, 5.150%, due 11/09/2007	225,000	220,864

TOTAL SHORT TERM INVESTMENTS (Cost $618,471)		618,485

REPURCHASE AGREEMENTS - 16.67%+
The Bear Stearns Companies, Inc.,
4.300%, dated 6/29/2007, due 7/2/2007,
repurchase price $8,466,050 (g)	$8,464,028	8,464,028

TOTAL REPURCHASE AGREEMENTS (Cost $8,464,028)		8,464,028

Total Investments (Cost $46,472,678) - 91.43%+		46,426,296
Other Assets in Excess of Liabilities - 8.57%+		4,352,121
TOTAL NET ASSETS - 100.00%+		$50,778,417

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Futures Contracts
June 30, 2007 (Unaudited)
		Unrealized
		Appreciation/
FUTURES CONTRACTS PURCHASED	Contracts	(Depreciation)

Eurodollar 90 Day Futures Contract, Expiring September 2007
(Underlying Face Amount at Market Value $9,230,325)	39	$(34,050)
Eurodollar 90 Day Futures Contract, Expiring December 2007
(Underlying Face Amount at Market Value $16,575,125)	70	(86,026)
Eurodollar 90 Day Futures Contract, Expiring March 2008
(Underlying Face Amount at Market Value $9,242,025)	39	(36,363)
Eurodollar 90 Day Futures Contract, Expiring June 2008
(Underlying Face Amount at Market Value $11,379,000)	48	(26,998)
Eurodollar 90 Day Futures Contract, Expiring September 2008
(Underlying Face Amount at Market Value $11,377,800)	48	(28,749)
Eurodollar 90 Day Futures Contract, Expiring March 2009
(Underlying Face Amount at Market Value $8,763,450)	37	(20,856)
Eurodollar 90 Day Futures Contract, Expiring June 2009
(Underlying Face Amount at Market Value $19,648,175)	83	(97,134)
Eurodollar 90 Day Futures Contract, Expiring September 2009
(Underlying Face Amount at Market Value $18,455,775)	78	(94,955)
Eurodollar 90 Day Futures Contract, Expiring December 2009
(Underlying Face Amount at Market Value $2,128,387)	9	(12,525)
Eurodollar 90 Day Futures Contract, Expiring March 2010
(Underlying Face Amount at Market Value $1,891,300)	8	(11,072)
Eurodollar 90 Day Futures Contract, Expiring September 2010
(Underlying Face Amount at Market Value $3,307,325)	14	(17,226)
Eurodollar 90 Day Futures Contract, Expiring December 2010
(Underlying Face Amount at Market Value $3,305,750)	14	(18,140)
Eurodollar 90 Day Futures Contract, Expiring March 2011
(Underlying Face Amount at Market Value $708,187)	3	(3,471)
U.S. Treasury 10-Year Note Futures Contract, Expiring September 2007
(Underlying Face Amount at Market Value $72,512,347)	343	(848,181)

TOTAL FUTURE CONTRACTS PURCHASED		$(1,335,746)

		Unrealized
		Appreciation/
SHORT FUTURES CONTRACTS	Contracts	(Depreciation)

Eurodollar 90 Day Futures Contract, Expiring December 2008
(Underlying Face Amount at Market Value $8,767,150)	37	$34,361
Eurodollar 90 Day Futures Contract, Expiring June 2010
(Underlying Face Amount at Market Value $9,216,675)	39	49,618
U.S. Treasury Bond Futures Contract, Expiring September 2007
(Underlying Face Amount at Market Value $1,616,250)	15	4,084
U.S. Treasury 2-Year Note Futures Contract, Expiring September 2007
(Underlying Face Amount at Market Value $63,375,972)	622	59,687
U.S. Treasury 5-Year Note Futures Contract, Expiring September 2007
(Underlying Face Amount at Market Value $20,295,235)	98	90,074

TOTAL SHORT FUTURE CONTRACTS		$237,824

TOTAL FUTURE CONTRACTS		$(1,097,922)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Swap Contracts
June 30, 2007 (Unaudited)
		Unrealized
	Notional	Appreciation/
	Amount	(Depreciation)

Argen Credit Default Swap
(Underlying Face Amount at Market Value $1,071,507)	1,000,000	$71,507
Bear Stearns Credit Default Swap
(Underlying Face Amount at Market Value $16,817,823)	30,000,000	100,464
Bear Stearns Credit Default Swap
(Underlying Face Amount at Market Value $35,334,272)	(34,300,000)	(692,491)
Bear Stearns Interest Rate Swap
(Underlying Face Amount at Market Value $4,961,157)	5,000,000	8,032
CDX Credit Default Swap
(Underlying Face Amount at Market Value $1,016,250)	(1,000,000)	(26,250)
Dow Jones Credit Default Swap
(Underlying Face Amount at Market Value $15,300,937)	14,250,000	846,094
Ford Motor Credit Company Credit Default Swap
(Underlying Face Amount at Market Value $1,033,976)	1,000,000	33,976
Goldman Credit Default Swap
(Underlying Face Amount at Market Value $62,136,174)	66,050,000	(2,602,076)
Goldman Credit Default Swap
(Underlying Face Amount at Market Value $53,622,431)	56,758,884	2,749,703
Goldman Interest Rate Swap
(Underlying Face Amount at Market Value $22,996,550)	23,000,000	(3,450)
Lehman Credit Default Swap
(Underlying Face Amount at Market Value $23,349,192)	23,800,000	(168,285)
Lehman Credit Default Swap
(Underlying Face Amount at Market Value $13,291,435)	(13,300,000)	8,565
Louisana Pacific Corp. Credit Default Swap
(Underlying Face Amount at Market Value $1,011,285)	(1,000,000)	(11,285)
Mexican Credit Default Swap
(Underlying Face Amount at Market Value $1,015,588)	1,000,000	15,588
Nordstrom, Inc. Credit Default Swap
(Underlying Face Amount at Market Value $1,013,152)	(1,000,000)	(13,152)
Panama Credit Default Swap
(Underlying Face Amount at Market Value $1,025,838)	(1,000,000)	(25,838)
Philip Credit Default Swap
(Underlying Face Amount at Market Value $1,062,713)	(1,000,000)	(62,714)

TOTAL SWAP CONTRACTS		$228,388

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

PREFERRED STOCKS - 2.05%+

Commercial Banks - 1.35%+
Deutsche Bank Contingent Capital Trust (a)	20,000	$490,600

Financial Services - 0.70%+
Merrill Lynch & Co, Inc.	10,000	254,000

TOTAL PREFERRED STOCKS (Cost $750,000)		744,600

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.05%+

Alto Palermo S.A., 11.000%, due 06/11/2012 (b)(h)	500,000	485,000
Gazprom International S.A., 7.201%, due 02/01/2020 (a)	953,754	984,465

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,481,068)		1,469,465

CORPORATE BONDS - 49.32%+

Broadcasting - 1.40%+
Groupo Televisa S.A., 8.490%, due 05/11/2037	5,400,000	505,593

Building - 2.76%+
Desarrollos Metropolitan, 10.875%, due 05/09/2017 (a)(e)	1,000,000	1,001,371

Coal & Consumable Fuels - 1.43%+
Adaro Finance BV, 8.500%, due 12/08/2010 (a)	500,000	517,320

Commercial Banks - 10.86%+
African Development Bank, 10.000%, due 05/22/2009 (a)(h)	4,622,500,000	496,800
Bancolombia S.A., 6.875%, due 05/25/2017	750,000	726,562
Banco Credito Del Peru, 6.950%, due 11/07/2021 (e)	500,000	510,000
HSBC Bank Plc, 10.000%, due 05/29/2012 (a)(h)	900,000	1,224,200
Kazkommertsbank Kkb, 8.500%, due 06/13/2017 (a)(e)	500,000	491,073
Tsesna Inter, 9.875%, due 02/05/2010 (a)	500,000	489,135
		3,937,770
Consumer Electronics - 1.53%+
Profilo Telra, 10.750%, due 12/07/2011 (a)	500,000	554,916

Diversified Financial Services - 1.34%+
TNK-BP Finance S.A., 6.625%, due 03/20/2017 (a)	500,000	486,271

Finance/Banks - 1.35%+
Gol Finance, 7.500%, due 04/03/2017 (a)	500,000	488,232

Food, Beverage, And Tobacco - 0.79%+
Cerveceria Nacio Cnd, 16.000%, due 03/27/2012 (a)(h)	250,000	288,125

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Electric Utilities - 3.37%+
Abu Dhabi National Energy Co., 6.500%, due 10/27/2036 (b)	500,000	$485,118
AES Panama S.A., 6.350%, due 12/21/2016 (a)	500,000	484,287
National Power Corp., 6.875%, due 11/02/2016 (a)(b)	250,000	251,250
		1,220,655
Food Products - 2.69%+
Sadia Overseas Ltd. 6.875%, 05/24/2017 (a)	1,000,000	975,328

Oil & Gas Exploration & Production - 2.78%+
Gaz Capital Gazprom, 6.510%, due 03/07/2022 (a)	500,000	493,986
Xinao Gas Holdings, 7.375%, due 08/05/2012	500,000	513,388
		1,007,374
Marine - 1.38%+
Dubai Ports World, 6.850%, due 07/02/2037 (a)	500,000	499,555

Mining - 5.44%+
Bemax Resources Nl, 9.375%, due 07/15/2014 (a)	500,000	500,000
Citic Resources Finance Ltd., 6.750%, due 05/15/2014 (a)(b)	1,000,000	965,000
Kazakhgold Group Ltd., 9.375%, due 11/06/2013 (a)(e)	500,000	506,541
		1,971,541
Real Estate - 2.63%+
China Properties Group, 9.125%, due 05/04/2014 (a)(e)	500,000	476,839
Inversiones y Representa, 8.500%, due 02/02/2017 (a)(b)(e)	500,000	478,750
		955,589
Special Purpose Entity - 8.20%+
Orient Express Finance, 9.875%, due 07/03/2009	12,500,000	488,834
Ranhill Labuan Ltd., 12.500%, due 10/26/2011 (a)	500,000	500,650
TAM Capital, Inc., 7.375%, due 04/25/2017 (a)	500,000	475,434
Tarlot Holding Renaissance, 11.500%, due 05/16/2008 (a)(h)	1,000,000	1,003,800
Transcredit Finance, 7.000%, due 05/16/2010 (a)	500,000	502,474
		2,971,192
Transportation - 1.37%+
Vale Overseas Ltd., 6.250%, due 01/23/2017 (a)	500,000	495,910

TOTAL CORPORATE BONDS (Cost $18,068,107)		17,876,742

FOREIGN GOVERNMENT NOTE/BONDS - 12.10%+

Government of Aruba, 6.550%, due 11/28/2018 (a)(b)(h)	400,000	388,240
Islamic Republic of Pakistan, 6.875%, due 06/01/2017 (a)	500,000	480,000
Republic of Colombia, 8.125%, due 05/21/2024 (a)	1,000,000	1,175,000
Republic of Indonesia, 6.625%, due 02/17/2037 (a)	500,000	481,468
Trinidad & Tobago, 5.875%, due 05/17/2027 (a)	750,000	720,750
Turkey Government, 19.220%, due 11/26/2008 (a)	1,900,000	1,139,812
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $4,237,284)		4,385,270

PURCHASED OPTIONS - 0.06%+

Argentine Peso
Expiration: February, 2008, Exercise Price: $3.000 (h)	50,000	22,750

TOTAL PURCHASED OPTIONS (Cost $50,000)		22,750

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

SHORT TERM INVESTMENTS - 7.10%+

Standard Bank Floating Note 11.00%, 4.180%, due 09/15/2011 (a)(h)	500,000	$502,500
Standard Bank Plc., 0.000%, 04/11/2008 (a)(h)	1,000,000	1,043,200
Standard Bank Plc., 14.200%, due 07/27/2009 (a)(h)	500,000	508,750
Standard Bank Plc., 12.000%, due 03/09/2009 (a)(h)	523,030	521,095

TOTAL SHORT TERM INVESTMENTS (Cost $2,523,030)		2,575,545

REPURCHASE AGREEMENTS - 25.60%+
The Bear Stearns Companies, Inc.,
4.300%, dated 6/29/2007, due 7/02/2007,
repurchase price $9,281,530 (g)^	$9,279,314	9,279,314

TOTAL REPURCHASE AGREEMENTS (Cost $9,279,314)		9,279,314

Total Investments (Cost $36,388,803) - 100.28%+		36,353,686
Liabilities in Excess of Other Assets - (0.28%)+		(102,582)
TOTAL NET ASSETS - 100.00%+		$36,251,104

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Securities Sold Short
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

U.S.TREASURY OBLIGATIONS

U.S. Treasury Bond, 4.500%, due 02/15/2036 (a)	$936,000	$847,519

TOTAL U.S. TREASURY OBLIGATIONS (Proceeds $856,913)		847,519

Total Securities Sold Short (Proceeds $856,913)		$847,519

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Futures Contracts
June 30, 2007 (Unaudited)
		Unrealized
		Appreciation/
SHORT FUTURES CONTRACTS	Contracts	(Depreciation)

U.S. Treasury 5-Year Note Futures Contract, Expiring September 2007
(Underlying Face Amount at Market Value $5,203,906)	25	$18,750
U.S. Treasury 10-Year Note Futures Contract, Expiring September 2007
(Underlying Face Amount at Market Value $2,114,063)	10	(16,563)

TOTAL SHORT FUTURE CONTRACTS		$2,187

TOTAL FUTURE CONTRACTS		$2,187

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Deep Discount Value-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 82.08%+

Auto Components - 0.92%+
Aftermarket Technology Corp. (a)^	12,300	$365,064

Biotechnology - 3.55%+
Amgen, Inc. (a)^	20,100	1,111,329
Spectrum Pharmaceuticals, Inc. (a)^	40,557	290,794
		1,402,123
Commercial Services & Supplies - 5.63%+
Administaff, Inc. ^	11,800	395,182
American Ecology Corp. ^	58,000	1,242,360
Teamstaff, Inc. (a)^	660,089	587,479
		2,225,021
Communications Equipment - 2.27%+
Tellabs, Inc. (a)	83,300	896,308

Computers & Peripherals - 0.65%+
Intermec, Inc. (a)	10,100	255,631

Construction & Engineering - 3.40%+
MasTec, Inc. (a)	85,100	1,346,282

Electrical Equipment - 1.82%+
Harbin Electric, Inc. (a)	43,700	721,487

Electronic Equipment & Instruments - 5.35%+
Agilent Technologies, Inc. (a)	24,000	922,560
Electronic Control Security, Inc. (a)(i)	1,145,704	1,191,532
		2,114,092
Energy Equipment & Services - 2.99%+
Dresser-Rand Group, Inc. (a)	29,900	1,181,050

Food Products - 4.74%+
ConAgra Foods, Inc.	48,700	1,308,082
NutraCea (a)	166,500	567,765
		1,875,847
General Merchandise Stores - 3.00%+
Fred's, Inc.	88,800	1,188,144

Health Care Equipment & Supplies - 1.60%+
Hospira, Inc. (a)	10,100	394,304
Photomedex, Inc. (a)	184,533	239,893
		634,197
Health Care Providers & Services - 2.00%+
Amicas, Inc. (a)	3,052	10,804
Inventiv Health, Inc. (a)	500	18,305
Radnet, Inc. (a)	55,019	524,331
United American Healthcare Corp. (a)	57,168	238,962
		792,402

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Deep Discount Value-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Health Care Technology - 0.75%+
Systems Xcellence, Inc. (a)(c)	10,300	$296,331

Household Durables - 0.79%+
Tarragon Corp.	37,000	313,020

Industrial Conglomerates - 2.71%+
General Electric Co.	28,000	1,071,840

Insurance - 3.28%+
American International Group, Inc.	18,500	1,295,555

Internet & Catalog Retail - 0.77%+
Hollywood Media Corp. (a)	69,900	304,764

Internet Software & Services - 2.82%+
Incredimail Ltd (a)(c)	117,596	917,249
US Dataworks, Inc. (a)	300,353	198,233
		1,115,482
IT Services - 4.21%+
Global Payments, Inc.	14,700	582,855
SYKES Enterprises, Inc. (a)	56,900	1,080,531
		1,663,386
Leisure Equipment & Products - 0.25%+
Steinway Musical Instruments, Inc.	2,900	100,311

Life Sciences Tools & Services - 1.08%+
Innovive Pharmaceuticals, Inc. (a)	125,100	425,340

Machinery - 3.11%+
Kaydon Corp.	9,100	474,292
Spire Corp. (a)	79,477	755,826
		1,230,118
Metals & Mining - 2.13%+
Chaparral Steel Co.	3,000	215,610
Nucor Corp.	7,000	410,550
United States Steel Corp.	2,000	217,500
		843,660
Multiline Retail - 3.64%+
Wal-Mart Stores, Inc. (3.64%)	29,900	1,438,489

Office Electronics - 2.73%+
Xerox Corp. (a)	58,400	1,079,232

Oil & Gas - 5.22%+
Canadian Superior Energy, Inc. (a)(c)	154,558	510,041
Carrizo Oil & Gas, Inc. (a)	12,100	501,787
Spectra Energy Corp.	40,500	1,051,380
		2,063,208

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Deep Discount Value-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Pharmaceuticals - 0.67%+
Access Pharmaceuticals, Inc. (a)	52,736	$263,680

Semiconductor & Semiconductor Equipment - 1.29%+
Qimonda AG ADR (a)	33,000	509,850

Software - 2.47%+
Amdocs Ltd (a)(c)	22,200	884,004
Omtool Ltd (a)	47,424	92,003
		976,007
Specialty Retail - 2.53%+
Jennifer Convertibles, Inc. (a)	69,730	350,045
The Pantry, Inc. (a)	14,100	650,010
		1,000,055
Textiles, Apparel & Luxury Goods - 2.34%+
Hanesbrands, Inc. (a)	34,200	924,426

Thrifts & Mortgage Finance - 1.37%+
Kearny Financial Corp.	40,259	542,691

TOTAL COMMON STOCKS (Cost $30,945,208)		32,455,093

PURCHASED OPTIONS - 1.88%+	Contracts	Value
AK Steel Holdings Corp.
Expiration: July, 2007, Exercise Price: $25.00	240	$298,800
Chaparral Steel Co.
Expiration: July, 2007, Exercise Price: $50.00	50	110,000
Harley-Davidson, Inc.
Expiration: July, 2007, Exercise Price: $62.50	25	1,875
Harley-Davidson, Inc.
Expiration: July, 2007, Exercise Price: $67.50	42	525
iShares Russell 2000 Index
Expiration: July, 2007, Exercise Price: $83.00	96	15,264
iShares Russell 2000 Index
Expiration: July, 2007, Exercise Price: $80.00	83	5,727
iShares Russell 2000 Index
Expiration: July, 2007, Exercise Price: $81.00	104	9,776
Inventive Health, Inc.
Expiration: July, 2007, Exercise Price: $35.00	58	2,610
Masco Co.
Expiration: July, 2007, Exercise Price: $30.00	100	1,500
Royal Caribbean Cruises Ltd.
Expiration: July, 2007, Exercise Price: $45.00	25	750
S&P 500 Index
Expiration: July, 2007, Exercise Price: $1,500.00	20	37,200
S&P 500 Index
Expiration: August, 2007, Exercise Price: $1,500.00	25	75,000
Sepracor, Inc.
Expiration: July, 2007, Exercise Price: $35.00	100	59,000

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Deep Discount Value-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Contracts	Value

The Sherwin-Williams Co.
Expiration: July, 2007, Exercise Price: $70.00	69	$4,830
United Parcel Service of America, Inc.
Expiration: July, 2007, Exercise Price: $75.00	73	2,920
United States Steel Corp.
Expiration: July, 2007, Exercise Price: $90.00	60	113,100
Washington Mutual, Inc.
Expiration: August, 2007, Exercise Price: $45.00	63	4,410

TOTAL PURCHASED OPTIONS (Cost $833,859)		743,287

	Shares or
REPURCHASE AGREEMENTS - 17.53%+	Principal Amount
The Bear Stearns Companies, Inc.,
4.300%, dated 6/29/2007, due 7/02/2007,
repurchase price $6,934,866 (g)^	$6,933,210	6,933,210

TOTAL REPURCHASE AGREEMENTS (Cost $6,933,210)		6,933,210

Total Investments (Cost $38,712,277) - 101.49%+		40,131,590
Liabilities in Excess of Other Assets - (1.49)%+		(590,621)
TOTAL NET ASSETS - 100.00%+		$39,540,969

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Deep Discount Value-1 Portfolio
Schedule of Securities Sold Short
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCK
Bally Total Fitness Holding Corp. (a)	18,000	$8,640
BankUnited Financial Corp.	20,000	401,400
The Bear Stearns Companies, Inc.	3,000	420,000
Bradley Pharmaceuticals, Inc. (a)	1,000	21,710
The Goldman Sachs Group, Inc.	2,000	433,500
Harley-Davidson, Inc.	2,500	149,025
IndyMac Bancorp, Inc.	10,000	291,700
iStar Financial, Inc.	7,000	310,310
KB Home	5,000	196,850
Masco Corp.	10,000	284,700
Royal Caribbean Cruises Ltd. (c)	2,500	107,450
The Sherwin-Williams Co.	6,900	458,643
Toll Brothers, Inc. (a)	8,000	199,840
United Parcel Service, Inc.	7,300	532,900
Washington Mutual, Inc.	6,300	268,632

TOTAL COMMON STOCK (Proceeds $4,272,618 )		4,085,300

EXCHANGE TRADED FUNDS
Financial Select Sector SPDR	40,000	1,447,200
iShares Dow Jones Real Estate	7,300	565,166
iShares Russell 2000 Growth	3,400	291,652
iShares Russell 2000 Index	32,800	2,721,088
Select Sector SPDR - Utilities	17,100	676,818
SPDR Trust Series 1	5,000	752,150

TOTAL EXCHANGE TRADED FUNDS (Proceeds $6,477,777 )		6,454,074

TOTAL SECURITIES SOLD SHORT (Proceeds $10,750,395 )		$10,539,374

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Deep Discount Value-1 Portfolio
Schedule of Options Written
June 30, 2007 (Unaudited)

	Contracts	Value

CALL OPTIONS
AK Steel Holdings Corp.
Expiration: July, 2007, Exercise Price: $37.50	100	$16,000
The Bear Stearns Companies, Inc.
Expiration: July, 2007, Exercise Price: $150.00	50	3,750
The Bear Stearns Companies, Inc.
Expiration: July, 2007, Exercise Price: $145.00	40	7,800
CBOE Russell 2000
Expiration: July, 2007, Exercise Price: $850.00	10	7,800
CBOE Russell 2000
Expiration: July, 2007, Exercise Price: $860.00	80	40,000
iShares Russell 2000 Index
Expiration: July, 2007, Exercise Price: $84.00	50	5,450
iShares Russell 2000 Index
Expiration: July, 2007, Exercise Price: $85.00	50	3,450
United States Steel Corp.
Expiration: July, 2007, Exercise Price: $115.00	30	4,500
United States Steel Corp.
Expiration: July, 2007, Exercise Price: $120.00	30	1,950

TOTAL CALL OPTIONS (Premiums received $163,646)
		90,700
PUT OPTIONS
AK Steel Holdings Corp.
Expiration: July, 2007, Exercise Price: $30.00	100	1,000
ArcelorMittal
Expiration: July, 2007, Exercise Price: $60.00	50	4,625
ArcelorMittal
Expiration: July, 2007, Exercise Price: $65.00	40	12,400
BankUnited Financial Corp.
Expiration: July, 2007, Exercise Price: $22.50	70	17,850
Dade Behring Holdings, Inc.
Expiration: July, 2007, Exercise Price: $50.00	36	630
Dade Behring Holdings, Inc.
Expiration: August, 2007, Exercise Price: $50.00	50	4,125
Indymac Bancorp, Inc.
Expiration: July, 2007, Exercise Price: $30.00	100	20,000
Inventive Health, Inc.
Expiration: July, 2007, Exercise Price: $35.00	108	4,860
KB Home
Expiration: July, 2007, Exercise Price: $40.00	50	8,000
Nucor Corp.
Expiration: July, 2007, Exercise Price: $60.00	100	27,500
Select Sector SPDR - Financial
Expiration: July, 2007, Exercise Price: $36.00	300	18,000

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Deep Discount Value-1 Portfolio
Schedule of Options Written
June 30, 2007 (Unaudited)

	Contracts	Value

Select Sector SPDR - Financial
Expiration: July, 2007, Exercise Price: $37.00	50	$4,500
Toll Brothers, Inc.
Expiration: July, 2007, Exercise Price: $27.50	80	21,200
United States Steel Corp.
Expiration: July, 2007, Exercise Price: $105.00	30	5,850
United States Steel Corp.
Expiration: July, 2007, Exercise Price: $110.00	150	55,500

TOTAL PUT OPTIONS (Premiums received $181,715)		206,040

Total Options Written (Premiums received $345,361)		$296,740

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 96.06%+

Aerospace & Defense - 1.58%+
Triumph Group, Inc. ^	10,160	$665,175

Auto Components - 1.71%+
The Goodyear Tire & Rubber Co. (a)^	20,670	718,489

Automobiles - 0.67%+
Harley-Davidson, Inc. ^	4,750	283,148

Beverages - 1.00%+
PepsiCo, Inc. ^	6,470	419,580

Biotechnology - 1.17%+
Martek Biosciences Corp. (a)^	19,030	494,209

Building Products - 0.73%+
Ameron International Corp. ^	3,430	309,352

Capital Markets - 3.19%+
Franklin Resources, Inc. ^	5,860	776,274
Mellon Financial Corp. ^	12,940	569,360
		1,345,634
Chemicals - 1.40%+
Albemarle Corp. ^	15,350	591,435

Commercial Banks - 2.61%+
Bank of America Corp. ^	14,060	687,393
PNC Financial Services Group ^	5,750	411,585
		1,098,978
Commercial Services & Supplies - 3.69%+
Manpower, Inc. ^	7,840	723,162
Watson Wyatt & Co. Holdings ^	16,490	832,415
		1,555,577
Communications Equipment - 1.55%+
Harris Corp. ^	11,970	652,964

Computers & Peripherals - 3.24%+
Hewlett-Packard Co. ^	14,570	650,113
International Business Machines Corp. ^	6,780	713,595
		1,363,708

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Containers & Packaging - 2.41%+
Aptargroup, Inc. ^	16,440	$584,606
Ball Corp. ^	8,130	432,272
		1,016,878
Cosmetics/Personal Care - 1.71%+
Avon Products, Inc. ^	13,000	477,750
The Estee Lauder Companies Inc. ^	5,310	241,658
		719,408
Diversified Telecommunication Services - 2.15%+
AT&T, Inc. ^	21,790	904,285

Electrical Equipment - 6.79%+
Acuity Brands, Inc. ^	7,160	431,605
Ametek, Inc. ^	15,490	614,643
Emerson Electric Co. ^	12,770	597,636
General Cable Corp. (a)^	8,190	620,393
Woodward Governor Co. ^	11,160	598,957
		2,863,234
Food & Staples Retailing - 1.71%+
Safeway, Inc. ^	21,130	719,054

Food Products - 2.06%+
Archer-Daniels-Midland Co. ^	9,560	316,340
Hain Celestial Group, Inc. (a)^	20,300	550,942
		867,282
Health Care Equipment & Supplies - 3.16%+
Arthrocare Corp. ^	7,470	328,008
Becton, Dickinson & Co. ^	8,327	620,361
Cooper Companies, Inc. ^	7,200	383,904
		1,332,273
Health Care Providers & Services - 3.58%+
Laboratory Corp. of America Holdings (a)^	4,750	371,735
Psychiatric Solutions, Inc. (a)^	15,770	571,820
Wellpoint, Inc. (a)^	7,100	566,793
		1,510,348
Hotels Restaurants & Leisure - 1.79%+
Vail Resorts, Inc. (a)^	12,390	754,179

Household Durables - 2.87%+
American Greetings ^	15,600	441,948
Garmin Ltd. (c)^	4,680	346,180
Snap-On, Inc. ^	8,330	420,748
		1,208,876

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Household Products - 2.94%+
Colgate-Palmolive Co. ^	11,590	$751,612
Kimberly-Clark Corp. ^	7,300	488,297
		1,239,909
Insurance - 2.56%+
Hartford Financial Services Group, Inc. ^	7,130	702,376
W.R. Berkley Corp. ^	11,590	377,139
		1,079,515
Internet & Catalog Retail - 2.20%+
Priceline.com, Inc. (a)^	13,480	926,615

IT Services - 1.87%+
Paychex, Inc. ^	11,850	463,572
SYKES Enterprises, Inc. (a)^	17,150	325,679
		789,251
Leisure Products - 2.05%+
Jack in the Box, Inc. (a)^	7,160	507,931
Starbucks Corp. (a)^	13,600	356,864
		864,795
Life Science Tools & Services - 1.25%+
Thermo Electron Corp. (a)^	10,220	528,578

Machinery - 3.51%+
Gardner Denver, Inc. (a)^	8,650	368,058
IDEX Corp. ^	12,795	493,119
Parker Hannifin Corp. ^	6,330	619,770
		1,480,947
Media - 1.52%+
Grupo Televisa S.A. de CV ADR ^	23,260	642,209

Medical Devices - 1.75%+
Intuitive Surgical, Inc. (a)^	5,300	735,481

Multiline Retail - 3.40%+
Family Dollar Stores, Inc. ^	9,984	342,651
JC Penney Co., Inc. ^	7,700	557,326
Saks, Inc. (a)^	24,910	531,828
		1,431,805
Pharmaceuticals - 3.03%+
AstraZeneca Plc. ADR ^	5,470	292,535
Johnson & Johnson ^	9,650	594,633
Sciele Pharma, Inc. (a)^	16,580	390,625
		1,277,793

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Real Estate - 1.50%+
FelCor Lodging Trust, Inc. ^	24,220	$630,447

Road & Rail - 1.58%+
Burlington Northern Santa Fe Corp. ^	7,840	667,498

Semiconductor & Semiconductor Equipment - 2.54%+
MEMC Electronic Materials, Inc. (a)^	8,310	507,907
Texas Instruments, Inc. ^	14,960	562,945
		1,070,852
Software - 3.80%+
Autodesk, Inc. (a)^	5,530	260,352
Business Objects S.A. - ADR (a)^	20,100	780,684
Oracle Corp. (a)^	28,260	557,005
		1,598,041
Specialty Retail - 6.08%+
The Childrens Place Retail Stores, Inc. (a)^	7,850	405,374
Gamestop Corp (a)^	18,460	721,786
Guess, Inc. ^	14,656	704,074
Jospeh A Bank Clothiers, Inc. (a)^	5,810	240,941
Men's Wearhouse, Inc. ^	9,560	488,229
		2,560,404
Textiles, Apparel & Luxury Goods - 2.31%+
Nike, Inc. ^	7,330	427,266
Phillips-Van Heusen Corporation	8,990	544,524
		971,790
Wireless Telecommunication Services - 1.40%+
America Movil S.A. de CV ADR	9,530	590,193

TOTAL COMMON STOCKS (Cost $32,291,854)		40,480,189

REPURCHASE AGREEMENTS - 2.48%+
The Bear Stearns Companies, Inc.,
4.300%, dated 6/29/2007, due 7/02/2007,
repurchase price $1,044,602 (g)^	$1,044,353	1,044,353

TOTAL REPURCHASE AGREEMENTS (Cost $1,044,353)		1,044,353

Total Investments (Cost $33,336,207) - 98.54%+		41,524,542
Other Assets in Excess of Liabilities - 1.46%+		617,429
TOTAL NET ASSETS - 100.00%+		$42,141,971

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Securities Sold Short
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCK
99 Cents Only Stores (a)	43,800	$574,218
Adobe Systems, Inc. (a)	12,670	508,700
Adtran, Inc.	21,300	553,161
Advanced Medical Optics, Inc. (a)	10,470	365,194
Alcatel-Lucent S.A. ADR	39,550	553,700
AMCOL International Corp.	9,110	248,794
American Commercial Lines	11,890	309,734
Analog Devices, Inc.	11,080	417,051
Anheuser-Busch Companies, Inc.	10,460	545,594
Autozone, Inc. (a)	2,460	336,085
Beckman Coulter, Inc.	7,410	479,279
Bed Bath & Beyond, Inc. (a)	8,840	318,151
Best Buy Co., Inc.	9,040	421,897
Boston Scientific Corp. (a)	44,370	680,636
Briggs & Stratton Corp.	17,590	555,140
CA, Inc.	33,750	871,762
CACI International, Inc. - Class A (a)	12,770	623,814
Campbell Soup Co.	6,240	242,174
Cardinal Health, Inc.	7,590	536,158
Carlisle Companies, Inc.	9,860	458,589
Carnival Corp. (c)	13,830	674,489
CBRL Group, Inc.	9,330	396,338
Chico's FAS, Inc. (a)	22,440	546,190
Choice Hotels International, Inc.	5,660	223,683
ChoicePoint, Inc. (a)	4,840	205,458
Cintas Corp.	17,810	702,248
Citi Trends, Inc. (a)	6,185	234,783
Clorox Co.	5,530	343,413
Coach, Inc. (a)	10,250	485,747
Commerce Bancorp Inc.	13,860	512,682
Cree, Inc. (a)	19,210	496,579
CSG Systems International (a)	12,340	327,133
Dell, Inc. (a)	17,378	496,142
Electronic Arts, Inc. (a)	6,780	320,830
Expeditors International Washington, Inc.	15,370	634,781
Fair Isaac Corp.	11,020	442,122
Fannie Mae	9,010	588,623
Fifth Third Bancorp	14,060	559,166
Fortune Brands, Inc.	6,500	535,405
The Gap, Inc.	11,310	216,021
Graco, Inc.	12,650	509,542
Hanesbrands, Inc. (a)	26,750	723,053
Hilb Rogal & Hobbs Co.	6,750	289,305

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Securities Sold Short
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Illinois Tool Works, Inc.	10,760	$583,084
Intel Corp.	25,710	610,870
Intermec, Inc. (a)	26,880	680,333
Iron Mountain, Inc. (a)	18,720	489,154
Jack Henry & Associates, Inc.	16,260	418,695
Kraft Foods, Inc.	13,940	491,385
K-Swiss, Inc.	17,974	509,203
Lincare Holdings, Inc. (a)	12,650	504,103
Lowe's Companies, Inc.	10,180	312,424
Magellan Health Services, Inc. (a)	10,880	505,594
Medicis Pharmaceutical	10,050	306,927
Molex, Inc.	8,570	257,186
National City Corp.	17,560	585,099
Northrop Grumman Corp.	2,790	217,257
Nu Skin Enterprises, Inc.	32,350	533,775
Omnicare, Inc.	15,800	569,748
Owens-Illinois, Inc. (a)	16,890	591,150
Pacific Sunwear Of California (a)	14,430	317,460
Plum Creek Timber Co., Inc.	14,340	597,404
Potash Corp of Saskatchewan, Inc. (c)	6,300	491,211
Procter & Gamble Co.	8,310	508,489
Protective Life Corp.	14,110	674,599
Pulte Homes, Inc.	17,896	401,765
Quest Diagnostics	8,220	424,563
Quiksilver, Inc. (a)	34,034	480,900
Resmed, Inc. (a)	4,870	200,936
Rockwell Automation, Inc.	10,710	743,702
Sara Lee Corp.	42,680	742,632
The Scotts Miracle-Gro Co.	12,280	527,303
Sprint Corp.	42,910	888,666
Stryker Corp.	5,930	374,124
Symantec Corp. (a)	15,498	313,060
Sysco Corp.	22,010	726,110
TCF Financial Corp.	15,200	422,560
Tenneco Automotive, Inc. (a)	16,430	575,707
Transatlantic Holdings, Inc.	3,150	224,060
Urban Outfitters, Inc. (a)	20,820	500,305
Viacom, Inc. (a)	10,050	418,382
Weight Watchers International, Inc.	6,150	312,666
Whole Foods Market, Inc.	13,600	520,880
Xerium Technologies, Inc.	37,360	284,683

TOTAL COMMON STOCK (Proceeds $39,420,419)		39,901,718

EXCHANGE TRADED FUNDS
iShares Dow Jones U.S. Real Estate Index	6,720	520,264

TOTAL EXCHANGE TRADED FUNDS (Proceeds $562,453)		520,264

Total Securities Sold Short (Proceeds $39,982,872)		$40,421,982

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Global-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 59.35%+

Broadcasting Services - 1.12%+
MCOT, Plc. (c)(h)	408,000	$407,704

Capital Markets - 1.12%+
COL Capital (c)	500,100	408,052

Commercial Banks - 4.97%+
Daegu Bank (c)	54,000	946,907
Mega Financial Holdings Company (c)	950,000	643,142
Siam City Bank, Plc. (c)	380,000	208,023
Siam Commercial Bank (c)	6,500	13,744
		1,811,816
Computers & Peripherals - 2.42%+
Lite-On Technology (c)	685,000	882,667

Consumer Finance - 0.56%+
Kiatnakin Bank (c)	219,000	202,983

Diversified Financial Services - 3.65%+
Guoco Group (c)	95,000	1,332,809

Electronic Equipment & Instruments - 0.43%+
Varitronix International (c)	253,000	158,222

Health Care Equipment & Supplies - 5.95%+
Golden Meditech Co. Ltd. (a)(c)	3,775,900	2,168,226

Household Durables - 2.11%+
China Sky Chemical Fibre Co.	700,000	768,251

Hotels Restaurants & Leisure - 0.01%+
BIL International (c)	2,000	2,051

Industrial Conglomerates - 1.15%+
Chung-Hsin Electric & Machinery Manufacturing Corp. (c)	580,000	420,891

Leisure Equipment & Products - 0.71%+
Giant Manufacturing Co. (c)	142,000	260,531

Metals & Mining - 4.27%+
Yanzhou Coal Mining Co. (c)	1,020,000	1,557,551

Oil & Gas - 1.61%+
PetroChina Co. Ltd. ADR	1,100	163,548
PrimeWest Energy Trust (c)	1,500	31,545
PTT Public Company Ltd. (c)	50,000	391,021
		586,114

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Global-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Oil, Gas & Consumable Fuels - 10.89%+
Baytex Energy Trust (c)	7,000	$139,930
Daylight Resources Trust (a)	60,000	577,329
Harvest Energy Trust (c)	20,700	640,872
NAL Oil & Gas Trust	50,150	591,772
PetroChina Co. Ltd. (c)	550,000	810,313
Provident Energy Trust (c)	13,000	154,570
PTT PCL (c)	135,000	1,055,757
		3,970,543
Real Estate Management & Development - 2.85%+
Hung Sheng Construction (c)	820,000	652,437
LPN Development-NVDR	1,666,400	386,132
		1,038,569
Semiconductor & Semiconductor Equipment - 11.20%+
MEMC Electronic Materials, Inc. (a)	32,700	1,998,624
Samsung Electronics Co. Ltd. (c)	1,000	612,654
United Micro Electronics (c)	2,436,000	1,471,265
		4,082,543
Wireless Telecommunication Services - 4.33%+
Centron Telecom International (a)	194,000	88,078
Far EasTone Telecommunications Co. Ltd. (c)	600,000	744,843
Hutchison Telecomunications	577,500	744,475
		1,577,396

TOTAL COMMON STOCKS (Cost $18,671,738)		21,636,919

EXCHANGE TRADED FUNDS- 0.68%+
iShares MSCI Taiwan Index Fund	15,600	249,600

TOTAL EXCHANGE TRADED FUNDS (Cost $227,237)		249,600

INVESTMENT COMPANIES - 0.71%+
Aberdeen Asia Pacific Income Fund	40,300	257,517

TOTAL INVESTMENT COMPANIES (Cost $251,061)		257,517

WARRANTS - 19.23%+	Shares
CG Hinduja Tmt Warrant (h)	6,000	68,940
CG Rolat India Warrant (h)	97,400	1,116,204
Citigroup-CW09 Gtl Ltd. Warrant (h)	361,000	1,999,940
Citigroup-CW10 Rajesh Warrant (h)	238,300	3,119,347
Citigroup-CW10 Srf Ltd Warrant (h)	168,000	707,280

TOTAL WARRANTS (Cost $4,554,367)		7,011,711

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Global-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

REPURCHASE AGREEMENTS - 10.18%+
The Bear Stearns Companies, Inc.,
4.300%, dated 6/29/07, due 7/02/2007,
repurchase price $3,711,909 (g)	$3,711,022	3,711,022

TOTAL REPURCHASE AGREEMENTS (Cost $3,711,022)		3,711,022

Total Investments (Cost $27,415,425) - 90.15%+		32,866,769
Other Assets in Excess of Liabilities - 9.85%+		3,590,394
TOTAL NET ASSETS - 100.00%+		$36,457,163

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
UFT Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 101.01%+

Biotechnology - 38.15%+
Acadia Pharmaceuticals, Inc. (a)^	49,816	$680,985
Acorda Therapeutics, Inc. (a)^	31,267	533,415
Allos Therapeutics, Inc. (a)^	126,321	558,339
Arena Pharmaceuticals, Inc. (a)^	49,572	544,796
Ariad Pharmaceuticals, Inc. (a)^	137,843	756,758
Array Biopharma, Inc. (a)^	45,535	531,393
Celgene Corp. (a)^	9,272	531,564
Combinatorx, Inc. (a)^	88,738	547,514
Cytokinetics, Inc. (a)^	84,545	477,679
Gilead Sciences, Inc. (a)^	13,609	527,621
Halozyme Therapeutics, Inc. (a)^	64,918	599,193
Isis Pharmaceuticals, Inc. (a)^	58,917	570,317
Medarex, Inc. (a)^	37,941	542,177
Metabasis Therapeutics, Inc. (a)^	72,647	508,529
Myriad Genetics, Inc. (a)^	14,843	552,011
Renovis, Inc. (a)^	72,537	261,133
Rigel Pharmaceuticals, Inc. (a)^	20,250	180,428
Sonus Pharmaceuticals, Inc. (a)^	101,104	533,829
Zymogenetics, Inc. (a)^	36,646	535,398
		9,973,079
Food & Staples Retailing - 2.10%+
CVS Corp. ^	15,050	548,572

Health Care Equipment & Supplies - 26.03%+
Alcon, Inc. (c)^	4,151	560,011
American Medical Systems Holdings, Inc. (a)^	30,195	544,718
Arrow International, Inc. ^	10,789	413,003
Arthrocare Corp. (a)^	9,212	404,499
Baxter International, Inc. ^	9,703	546,667
Boston Scientific Corp. (a)^	34,681	532,007
Dentsply International, Inc. ^	16,368	626,240
Gen-Probe, Inc. (a)^	6,994	422,577
Haemonetics Corp. (a)^	10,920	574,501
Hologic, Inc. (a)^	10,091	558,133
Inverness Medical Innovations, Inc. (a)^	10,579	539,741
Medtronic, Inc. ^	10,492	544,115
Thoratec Corp. (a)^	29,175	536,528
		6,802,740
Health Care Providers & Services - 2.04%+
Quest Diagnostics ^	10,304	532,202

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
UFT Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Pharmaceuticals - 32.69%+
Abbott Laboratories ^	9,999	$535,447
Allergan, Inc. ^	9,314	536,859
AstraZeneca Plc. ADR ^	10,137	542,127
Auxilium Pharmaceuticals, Inc. (a)^	35,514	566,093
Bristol-Myers Squibb Co. ^	16,824	530,965
Collagenex Pharmaceuticals, Inc. (a)^	43,933	544,769
Eli Lilly & Co. ^	9,565	534,492
Johnson & Johnson ^	8,765	540,099
Merck & Co., Inc. ^	10,644	530,071
Novartis AG ADR ^	9,684	542,982
Pfizer, Inc. ^	20,978	536,408
Repros Therapeutics, Inc. (a)^	35,512	443,900
Roche Holding AG - Genusschein ^	3,008	520,032
Schering-Plough Corp. ^	17,800	541,832
Sepracor, Inc. (a)^	13,600	557,872
Wyeth ^	9,473	543,182
		8,547,130

TOTAL COMMON STOCKS (Cost $25,658,164)		26,403,723

REPURCHASE AGREEMENTS - 1.14%+
The Bear Stearns Companies, Inc.,
4.300%, dated 6/29/2007, due 7/02/2007,
repurchase price $296,975 (g)^	$296,904	296,904

TOTAL REPURCHASE AGREEMENTS (Cost $296,904)		296,904

Total Investments (Cost $25,955,068) - 102.15%+		26,700,627
Liabilities in Excess of Other Assets - (2.15%)+		(561,290)
TOTAL NET ASSETS - 100.00%+		$26,139,337

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
UFT Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Securities Sold Short
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCK
Abraxis Bioscience, Inc. (a)	26,782	$595,364
Adams Respiratory Therapeutics (a)	10,762	423,915
Adolor Corp. (a)	27,875	103,416
Affymetrix, Inc. (a)	19,888	495,012
Albany Molecular Research, Inc. (a)	13,104	194,594
Alexion Pharmaceuticals, Inc. (a)	12,274	553,066
Alexza Pharmaceuticals, Inc. (a)	11,995	99,199
Alkermes, Inc. (a)	28,482	415,837
Alnylam Pharmaceuticals, Inc. (a)	12,347	187,551
Altus Pharmaceuticals, Inc. (a)	9,865	113,842
Amgen, Inc. (a)	12,368	683,827
Angiotech Pharmaceuticals, Inc. (a)(c)	14,735	104,766
Aspreva Pharmaceuticals Corp. (a)(c)	12,547	217,063
Axcan Pharma, Inc. (a)(c)	23,194	448,340
Barrier Therapeutics, Inc. (a)	16,389	106,528
BioCryst Pharmaceuticals, Inc. (a)	13,361	103,281
Biogen Idec, Inc. (a)	13,015	696,302
BioMarin Pharmaceuticals, Inc. (a)	36,751	659,313
Caliper Life Sciences, Inc. (a)	21,635	101,468
Cardiome Pharma Corp. (a)(c)	22,211	204,563
Cephalon, Inc. (a)	8,872	713,220
Cerus Corp. (a)	16,260	109,918
Cubist Pharmaceuticals, Inc. (a)	21,000	413,910
CV Therapeutics, Inc. (a)	25,607	338,268
Cypress Bioscience, Inc. (a)	11,812	156,627
Depomed, Inc. (a)	21,910	104,511
Draxis Health, Inc. (a)(c)	17,708	104,831
Dyax Corp. (a)	24,623	103,170
Endo Pharmaceuticals Holdings, Inc. (a)	19,532	668,580
Enzon Pharmaceuticals, Inc. (a)	18,401	144,448
Epix Pharmaceuticals, Inc. (a)	19,330	108,441
Exelixis, Inc. (a)	41,336	500,166
Genomic Health, Inc. (a)	9,538	179,314
Genzyme Corp. (a)	10,529	678,068
Geron Corp. (a)	29,545	207,997
GTX, Inc. (a)	11,714	189,650
Harvard Bioscience, Inc. (a)	20,003	105,016
Hi-Tech Pharmacal, Inc. (a)	8,668	103,496
Human Genome Sciences, Inc. (a)	23,196	206,908
Illumina, Inc. (a)	15,728	638,400
ImClone Systems, Inc. (a)	12,637	446,844
Immunogen, Inc. (a)	19,512	108,292
Incyte Corp. (a)	30,977	185,862
Indevus Pharmaceuticals, Inc. (a)	20,440	137,561
Inspire Pharmaceuticals, Inc. (a)	20,854	131,797
InterMune, Inc. (a)	17,095	443,444
Invitrogen Corp. (a)	6,541	482,399
Keryx Biopharmaceuticals, Inc. (a)	16,105	157,346
Kosan Biosciences, Inc. (a)	19,157	100,000

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
UFT Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Securities Sold Short
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Lexicon Pharmaceuticals, Inc. (a)	32,419	$104,065
Lifecell Corp. (a)	9,941	303,598
Ligand Pharmaceuticals, Inc.	36,260	249,469
Luminex Corp. (a)	11,725	144,335
Mannkind Corp. (a)	27,211	335,512
Matrixx Initiatives, Inc. (a)	5,303	110,992
Medicines Co. (a)	12,075	212,761
MGI Pharma, Inc. (a)	21,375	478,159
Millennium Pharmaceuticals, Inc. (a)	40,853	431,816
Momenta Pharmaceuticals, Inc. (a)	12,330	124,286
Monogram Biosciences, Inc. (a)	61,925	104,653
Nabi Biopharmaceuticals (a)	25,829	118,813
Nastech Pharmaceutical, Inc. (a)	9,359	102,107
Nektar Therapeutics (a)	36,669	347,989
Neurocrine Biosciences, Inc. (a)	9,000	101,070
Noven Pharmaceuticals, Inc. (a)	6,562	153,879
NPS Pharmaceuticals, Inc. (a)	24,859	102,916
Omrix Biopharmaceuticals, Inc. (a)	5,378	169,192
Onyx Pharmaceuticals, Inc. (a)	21,241	571,383
OSI Pharmaceuticals, Inc. (a)	16,765	607,061
Pain Therapeutics, Inc. (a)	11,900	103,649
Panacos Pharmaceuticals, Inc. (a)	27,950	90,279
Penwest Pharmaceuticals Co. (a)	8,029	100,122
Perrigo Co.	28,669	561,339
Pharmion Corp. (a)	13,105	379,390
Progenics Pharmaceuticals, Inc. (a)	9,643	208,000
QLT, Inc. (a)(c)	21,029	155,615
Regeneron Pharmaceuticals, Inc. (a)	30,289	542,779
Salix Pharmaceuticals, Ltd. (a)	16,782	206,419
Savient Pharmaceuticals, Inc. (a)	16,169	200,819
Sciele Pharma, Inc. (a)	12,286	289,458
Seattle Genetics, Inc. (a)	17,414	170,831
Shire Pharmaceuticals Plc. ADR	9,449	700,454
SuperGen, Inc.	19,290	107,252
Techne Corp. (a)	8,386	479,763
Teva Pharmaceutical Industries, Ltd. ADR	16,625	685,781
Trimeris, Inc. (a)	15,164	103,722
United Therapeutics Corp. (a)	7,715	491,908
Vanda Pharmaceuticals, Inc. (a)	8,815	178,592
Viacell, Inc. (a)	18,566	102,670
Viropharma, Inc. (a)	21,868	301,778
Warner Chilcott, Ltd. (a)(c)	37,177	672,532
Xenoport, Inc. (a)	8,185	363,578
XOMA, Ltd. (a)(c)	64,970	197,509

TOTAL COMMON STOCK (Proceeds $26,546,555)		26,744,026

Total Securities Sold Short (Proceeds $26,546,555)		$26,744,026

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 88.21%+

Aerospace & Defense - 0.49%+
Thales S.A. (c)^	3,100	$190,150

Airlines - 1.99%+
Air France-KLM (c)^	3,400	159,174
Easyjet (a)(c)^	22,900	241,425
Lan Airlines S.A. ADR ^	2,000	168,300
Qantas Airways (c)^	43,917	208,505
		777,404
Appliances - 0.51%+
Electrolux AB (c)^	8,300	197,815

Automobiles & Auto Components - 3.37%+
Compagnie Generale des Etablissements Michelin (c)^	1,500	210,834
Fiat S.p.A. (c)^	4,500	134,418
Peugeot S.A. (c)^	2,400	194,183
Toyota Boshoku Corp. (c)^	8,100	205,255
Toyota Industries Corp. (c)^	4,100	190,806
Volkswagen AG (c)^	1,100	175,172
Yokohama Rubber Co. (c)^	27,000	203,501
		1,314,169
Beverages - 2.10%+
Carlsberg (c)^	2,025	245,648
Coca-Cola Hellenic Bottling Company S.A. (c)^	4,400	202,477
Inbev (c)^	2,400	191,097
Takara Holdings (c)^	27,000	180,256
		819,478
Biotechnology - 0.78%+
BB Medtech AG (c)^	1,700	111,687
CSL Ltd. (c)^	2,577	192,261
		303,948
Capital Markets - 0.48%+
Perpetual Limited (c)^	2,834	188,634

Chemicals - 8.19%+
Agrium, Inc. (c)^	5,600	245,000
Arkema (a)^	3,700	242,827
BASF AG ADR ^	1,600	209,136
Denki Kagaku Kogyo (c)^	42,000	189,320
EMS-Chemie Holding AG (c)^	1,600	209,578
H&R Wasag AG (c)^	400	18,277
Imperial Chemical Industries ADR ^	2,700	134,778
Imperial Chemical Industries Plc. (c)^	17,600	219,832
Innospec, Inc. ^	1,900	112,499
Mitsubishi Chemical Holdings (c)^	22,500	206,863

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Nufarm Ltd. (c)^	40	$470
Sakai Chemical Industries (c)^	16,000	122,412
Sika Ltd. (c)^	97	198,526
Sociedad Quimica y Minera de Chile ADR ^	1,200	206,448
Tessenderlo Chemie (c)^	3,500	215,017
Tokai Carbon Co. (c)^	27,000	253,279
Tosoh Corp. (c)^	42,429	236,052
Yara International ASA (c)^	5,800	175,074
		3,195,388
Commercial Banks - 1.40%+
Bank of East Asia Ltd. (c)^	43,731	246,082
United Overseas Bank Ltd. (c)^	21,000	301,813
		547,895
Commercial Services & Supplies - 1.34%+
Aggreko (c)^	18,000	207,659
De La Rue Plc. (c)^	14,600	228,391
Panalpina Welttransport (c)^	400	84,814
		520,864
Communications Equipment - 0.03%+
Hitachi Kokusai Electronic (c)^	1,000	12,345

Computers & Peripherals - 0.58%+
Mitsumi Electric (c)^	6,300	226,160

Construction & Engineering - 6.84%+
Actividades y Serv (c)^	3,300	211,350
Astaldi (c)^	4,393	39,390
Carillion (c)^	24,732	200,149
Chicago Bridge & Iron Co. N.V. (c)^	4,900	184,926
Impregilo S.p.A (a)^	24,400	188,734
Italmobiliare S.p.A. RNC (c)^	1,100	119,848
Italmobiliare S.p.A. (c)^	1,400	198,958
Keller Group (c)^	10,800	233,576
Lafarge Coppee S.A. ADR ^	7,100	323,405
NCC Construction Sweden AB (c)^	4,300	116,629
Praktiker Bau-Und Heimwerk (c)^	4,700	191,410
Semapa Sociedade de Investimento E Gestao Sgps S.A. (c)^	7,400	133,608
Tecnicas Reunidas S.A. ^	3,800	257,928
Vinci S.A. (c)^	2,000	150,179
WSP Group (c)^	7,800	117,161
		2,667,251
Diversified Financial Services - 1.54%+
Eurazeo (c)^	1,050	152,203
IFIL S.p.A. (c)^	22,800	246,562
Investor AB (c)^	7,800	203,006
		601,771

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Diversified Telecommunication Services - 1.21%+
Sthree Plc. (c)^	11,500	$108,885
Telefonos de Mexico S.A. de CV ADR ^	4,700	178,083
TeliaSonera AB (c)^	24,900	183,859
		470,827
Electrical Equipment - 1.65%+
Epcos AG (c)^	9,600	188,791
Hosiden Corp. (c)^	10,200	135,199
Nexans (c)^	1,200	201,069
Taiyo Yuden Co. Ltd. (c)^	5,000	115,939
		640,998
Energy Equipment & Services - 2.43%+
Nibe Industrier AB - B Shares ^	13,500	271,413
Saipem S.p.A. (c)^	9,600	329,507
Technip S.A. (c)^	2,700	224,010
Willbros Group, Inc. (a)(c)^	4,200	124,656
		949,586
Food & Staples Retailing - 0.65%+
Tesco Plc. (c)^	30,300	254,640

Food Products - 1.22%+
Itoham Foods, Inc. (c)^	53,000	235,029
Nutreco Holding N.V. (c)^	3,300	241,856
		476,885
Health Care Equipment & Supplies - 0.53%+
Nipro Corp. (c)^	10,000	205,888

Hotels Restaurants & Leisure - 1.73%+
Sodexho Alliance S.A. (c)^	2,700	194,228
Sol Melia S.A. (c)^	15,700	350,612
TUI AG (c)^	4,700	129,706
		674,546
Household Durables - 0.90%+
Bovis Homes Group Plc. (c)^	8,100	145,253
Indesit Company (c)^	8,700	203,708
		348,961
Industrial Conglomerates - 0.52%+
Wendel Investissem (c)^	1,100	201,211

Insurance - 1.50%+
Allianz AG (c)^	510	119,139
Insurance Australia Group Ltd. (c)^	34,909	168,697
QBE Insurance Group Ltd. (c)^	6,877	181,907
Zurich Financial Services AG (c)^	370	114,877
		584,620
Leisure Equipment & Products - 0.44%+
Yamaha Corp. (c)^	8,300	172,573

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Machinery - 3.11%+
Andritz AG ^	4,400	$291,745
Bucher Industries AG ^	1,600	257,126
Danieli & C. Officine Meccaniche S.p.A. (c)^	9,734	287,337
MAN AG (c)^	1,400	200,663
Metso Corp. ADR ^	1,400	82,516
Weir Group (c)^	6,400	93,819
		1,213,206
Marine - 3.15%+
D/S Norden ^	1,964	127,519
Kawasaki Kisen Kaisha Ltd. (c)^	25,000	305,990
Mitsui OSK Lines Ltd. (c)^	24,000	326,303
Nippon Yusen Kabushiki Kaisha (c)^	21,000	192,901
Orient Overseas International (c)^	28,000	273,583
		1,226,296
Metals & Mining - 19.27%+
Cia Vale do Rio Doce ADR ^	6,200	276,210
Dowa Mining Co. (c)^	22,000	234,964
Gerdau Ameristeel Corp. (c)^	15,100	220,913
JFE Holdings, Inc. (c)^	3,800	236,719
Jubilee Mines NL (c) ^	13,000	175,792
Kazakhmys Plc. (c)^	8,200	208,302
Kloeckner & Co. (c)^	3,136	227,077
Mechel Steel Group ADR ^	4,567	166,832
Minara Resources (c)^	36,525	225,432
Mitsubishi Materials (c)^	30,000	163,980
Mittal Steel Company N.V. (c)^	2,600	163,879
Mytilineos (c)^	3,900	196,254
Nippon Metal Industries (c)^	39,000	198,603
Nippon Steel Corp. (c)^	22,000	155,094
Nippon Yakin Kogyo (c)^	15,956	187,001
Nisshin Steel Co. (c)^	46,000	210,339
Norddt Affinerie (c)^	3,100	137,493
Onesteel Limited (c)^	50,056	272,874
Outokumpu Oyj (c)^	5,400	182,863
Pacific Metals Co. (c)^	12,903	216,404
Perilya Limited (c)^	60,865	225,499
POSCO ADR ^	1,300	156,000
Rautaruukki Oyj (c)^	3,800	244,659
Salzgitter AG (c)^	1,100	211,558
Sidenor S.A. (c)^	4,300	91,604
Silver Standard Resources, Inc. (a)(c)^	3,000	103,110
SSAB Svenskt Staal AB (c)^	9,800	404,799
Sumitomo Metal Mining Co. Ltd. (c)^	11,000	238,985
TGS-NOPEC Geophysical Company ASA (a)(c)^	8,100	166,205
ThyssenKrupp AG (c)^	2,600	154,307
UK Coal (a)(c)^	19,700	203,535
Umicore (c)^	910	198,627
Voestalpine AG (c)^	4,300	363,741

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Xstrata Plc. (c)^	3,500	$209,938
Yamato Kogyo Co. (c)^	3,100	123,119
Yanzhou Coal Mining Co. Ltd. ADR ^	2,100	160,363
Zinifex Ltd. (c)^	12,609	201,185
		7,514,259
Multiline Retail - 0.55%+
Hankyu Department Stores (c)^	20,000	213,117

Office Electronics - 0.47%+
Ricoh Co. Ltd. (c)^	8,000	185,178

Oil & Gas - 1.57%+
PetroChina Co. Ltd. ADR ^	900	133,812
Petrofac Ltd. (c)^	30,300	273,198
SBM Offshore N.V. (c)^	5,400	206,835
		613,845
Oil, Gas & Consumable Fuels - 2.47%+
Caltex Australia (c)^	8,367	167,905
ERG S.p.A (c)^	6,500	177,884
Hunting Plc. (c)^	13,300	195,635
Ship Finance International Ltd. (c)^	4,100	121,688
Sinanen Co. Ltd. (c)^	19,000	94,441
Singapore Petroleum Co. Ltd. (c)^	55,000	206,598
		964,151
Paper & Forest Products - 0.30%+
Domtar Corp. (a)^	10,600	118,296

Personal Products - 0.57%+
Beiersdorf AG (c)^	3,100	221,240

Pharmaceuticals - 1.38%+
Kyowa Hakko Kogyo Co. Ltd. (c)^	20,000	188,914
Novo-Nordisk A/S - Class B (c)^	1,573	171,650
Tanabe Seiyaku Co. (c)^	15,000	178,842
		539,406
Real Estate - 3.31%+
Berkeley Group Holdings (a)^	5,600	200,281
Centro Properties Group (c)^	42,525	306,449
City Developments Ltd. (c)^	17,000	192,128
Lend Lease Corp. Ltd. (c)^	13,006	204,432
Meinl European Land (a)(c)^	6,625	190,003
New World Development Co. (c)^	79,000	197,621
		1,290,914
Semiconductor & Semiconductor Equipment - 0.70%+
Sumco Corp. (c)^	5,400	271,480

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Software - 0.40%+
Software AG (c)^	1,600	$155,766

Specialty Retail - 1.56%+
Inditex S.A. (c)^	3,000	177,722
JJB Sports (c)^	45,000	231,335
Valora Holding AG (c)^	760	199,099
		608,156
Textiles, Apparel & Luxury Goods - 0.79%+
Swatch Group AG (c)^	1,080	308,571

Tobacco - 0.53%+
British American Tobacco Plc. ADR ^	3,000	207,420

Trading Companies & Distributors - 2.29%+
Itochu Corp. (c)^	18,000	208,764
Marr S.p.A ^	10,700	121,648
Marubeni Corp. (c)^	14,000	115,411
Mitsui & Co. Ltd. (c)^	11,000	219,330
Sumitomo Corp. (c)	12,400	226,599
		891,752
Transportation - 2.10%+
First Group Plc. (c) ^	17,400	233,407
Go-Ahead Group Plc. (c)^	4,000	210,450
Societe Des Autoroutes Paris (c)	1,200	122,136
Stagecoach Holdings Plc. (c)	68,207	250,308
		816,301
Transportation Infrastructure - 0.77%+
Macquarie Infrastructure Group (c)	98,735	301,348

Wireless Telecommunication Services - 0.50%+
Bouygues S.A. (c)	2,300	193,594

TOTAL COMMON STOCKS (Cost $31,896,096)		34,398,303

PREFERRED STOCKS - 1.22%+

Chemicals - 0.43%+
Fuchs Petrolub AG (c)	1,800	166,759

Diversified Financial Services - 0.79%+
IFI Istituto Finanziario (a)(c)	7,600	306,736

TOTAL PREFERRED STOCKS (Cost $404,750)		473,495

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

REPURCHASE AGREEMENTS - 0.80%+
The Bear Stearns Companies, Inc.,
4.300%, dated 6/29/2007, due 7/02/2007,	$313,094	313,094
repurchase price $313,169 (g)^

TOTAL REPURCHASE AGREEMENTS (Cost $313,094)		313,094

Total Investments (Cost $32,613,940) - 90.23%+		35,184,892
Other Assets in Excess of Liabilities - 9.77%+		3,810,658
TOTAL NET ASSETS - 100.00%+		$38,995,550

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Securities Sold Short
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCK
ABC Learning Center (c)	20,128	$118,087
Aeroports de Paris	1,800	209,880
Aeon Co. Ltd. (c)	10,400	193,429
Aeon Credit Service Co. Ltd. (c)	7,700	122,199
Agfa-Gevaert N.V. (c)	9,400	243,763
Aiful Corp. (c)	30	863
Alcatel S.A. ADR	23,600	330,400
Alinta Ltd.	24,411	314,989
Altana AG (c)	7,700	186,338
Amer Sports Corp. (c)	8,400	208,167
AngloGold Ltd. ADR	5,400	204,228
Apex Silver Mines Ltd. (a)(c)	6,500	131,170
Arisawa Manufacturing Co. Ltd. (c)	9,800	85,086
Atlantia	9,000	299,898
Axalto Holdings N.V. (a)	7,800	181,368
Barco N.V. (c)	2,200	204,502
Bellevue Group AG	3,732	293,305
Benfield Group (c)	28,600	185,649
BP Plc. ADR	1,700	122,638
Brambles Ltd. (a)	17,657	182,330
Bridgestone Corp. (c)	9,900	212,272
Brisa-Auto Estradas de Portugal S.A. (c)	19,800	266,644
BW Gas ASA	22,600	296,060
Carbone Lorraine (c)	2,700	210,928
CAT Oil AG (a)	5,500	150,741
Christian Dior (c)	1,600	208,367
Cintra Concesiones De Infrae	7,867	125,642
Corporate Express (c)	20,871	321,462
D.Carnegie & Co. AB (c)	6,300	110,770
Dassault Systemes S.A. (c)	5,300	335,424
Depfa Bank Plc.	6,400	112,867
Deutsche Telekom AG ADR	21,800	401,338
DSV A/S	10,000	196,875
Ebro Puleva S.A. (c)	9,000	194,532
Enagas S.A. (c)	5,800	143,891
Energy Resources of Australia (c)	3,700	60,165
Eniro AB (c)	17,800	227,081
Ersol Solar Energy AG (a)	3,300	297,462
Euronav S.A.	9,000	328,524
Expro International Group (c)	11,000	215,701
Fast Retailing Co. Ltd. (c)	1,000	71,228
Fording Canadian Coal Trust (c)	7,800	255,996
Fraport AG (c)	3,900	278,228
GlaxoSmithKline Plc. ADR	3,900	204,243
Global Crossing Ltd. (a)(c)	9,100	171,808
Gold Fields Ltd. ADR	21,100	331,270
Goldcorp, Inc. (c)	7,600	180,044
Gruppo Editoriale L'Espresso (c)	19,400	102,928

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Securities Sold Short
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Grenkeleasing AG (c)	2,700	$126,549
Hagemeyer (c)	23,800	123,373
Harmony Gold Mining Co., Ltd. ADR (a)	7,400	105,598
Hirose Electric Co. Ltd. (c)	1,500	197,604
Holmen AB (c)	6,600	280,340
Hoya Corp. (c)	9,500	315,574
HSBC Holdings Plc. ADR	4,360	400,117
Huhtamaki Oyj (c)	11,400	191,633
Hypo Real Estate Holding AG (c)	2,800	181,374
Ibiden Co. Ltd. (c)	3,400	219,809
Ingenico (c)	6,500	192,664
Inpex Holdings, Inc. (a)	22	205,482
Jaccs Co. Ltd. (c)	43,000	162,396
JSR Corp. (c)	10,600	256,122
Kaneka Corp. (c)	22,000	184,577
Keyence Corp. (c)	900	196,849
Kirin Brewery Co. Ltd. (c)	12,000	179,622
Koito Manufacturing Co. Ltd. (c)	10,000	121,259
Koninklijke DSM N.V.	3,500	173,141
Kose Corporation (c)	5,300	150,229
Koyo Seiko Co.	11,100	201,040
Kubota Corp.	23,000	186,802
Kuraray Co. Ltd. (c)	16,000	187,777
LeGrand S.A.	7,900	286,233
Linde AG (c)	2,800	337,167
Lindex AB	20,055	270,510
Lintec Corp. (c)	13,300	281,933
Lottomatica S.p.A.	4,000	159,762
Lundin Petroleum (a)(c)	17,900	179,283
Luxottica Group S.p.A. (c)	8,500	331,096
Mitsubishi UFJ Lease and Financing (c)	4,230	190,329
Marui Co. Ltd. (c)	17,900	226,067
Matsushita Electric Industrial Co. Ltd. (c)	9,338	185,433
Maurel et Prom	8,800	180,681
Mediaset S.p.A. (c)	32,300	334,650
Mediobanca S.p.A. (c)	8,700	198,527
Meridian Gold, Inc. (a)(c)	3,900	107,562
Milbon Co. Ltd. (c)	3,600	104,089
Mitsubishi Securities Co. Ltd. (c)	16,000	179,720
Mitsukoshi Ltd. (c)	38,000	190,424
Modern Times Group	5,100	330,718
Mondadori Edit (c)	21,100	207,045
MPC Muenchmeyer Pt (c)	332	33,980
M-Real Oyj (c)	16,600	108,967
Murata Manufacturing Co. Ltd. (c)	2,800	211,265
Natixis	10,900	266,728
Nichii Gakkan Co. (c)	5,400	86,751
Nidec Corporation (c)	3,200	188,166
Nippon Telegraph & Telephone Corp. ADR	14,300	317,031

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Securities Sold Short
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Nippon Unipac Holding (c)	78	$259,736
Nissan Chemical Industries (c)	16,000	188,296
Nissan Motor Co. Ltd. ADR	13,000	278,720
Nitto Denko Corp. (c)	3,000	151,553
Norske Skogindustrier ASA (c)	18,700	270,180
NRJ Group (c)	11,400	197,188
Oesterreichische Elektrizitats (c)	3,500	179,441
Orica Ltd. (c)	8,176	206,563
Patrizia Immobilien AG	9,100	161,592
Pernod-Ricard (c)	1,245	276,264
Pfleiderer AG (c)	6,100	186,340
Portugal Telecom SGPS S.A. (c)	14,600	202,149
Premiere AG (a)	4,900	117,916
Prosafe ASA	12,400	198,713
Raiffeisen International Bank Holding	1,300	207,092
Randgold Resources Ltd. ADR	7,900	175,301
Rank Group Plc.	21,816	81,594
Renishaw (c)	11,800	142,056
Rentokil Plc.	52,900	170,498
Rexam Plc. (c)	17,300	173,267
Royal Numico N.V.	6,302	328,641
Ryoshoku Ltd. (c)	8,100	181,572
Saft Groupe S.A.	5,100	214,533
Saifun Semiconductors Ltd. (a)(c)	16,600	197,208
SAP AG ADR	5,500	280,885
Seadrill Ltd. (a)	10,800	233,053
Securitas AB - Class B (c)	12,800	204,000
Seven & I Holdings Co. Ltd. (c)	6,600	188,686
Silver Wheaton Corp. (a)(c)	16,200	189,378
Societe Television Francaise (c)	7,600	264,048
Sogecable S.A. (a)(c)	7,100	298,376
Soitec S.A. (a)(c)	7,900	169,045
Stork N.V. (c)	2,100	136,428
Subsea 7, Inc. (a)(c)	11,400	244,550
Suedzucker AG (c)	8,900	197,671
Sumitomo Bakelite Co. Ltd. (c)	26,120	183,079
Sumitomo Mitsui Financial Group, Inc. (c)	20	186,802
Syngenta AG (c)	1,100	215,407
Takefuji Corp. (c)	4,340	145,930
Techem AG (c)	2,700	189,477
Teijin Ltd. (c)	40,600	222,249
Thielert AG (a)	7,600	231,955
THK Co. Ltd. (c)	8,000	200,772
Tim Participacoes S.A. ADR	3,100	106,857
Toho Titanium Co. (c)	4,500	182,741
Tokuyama Corporation (c)	11,864	154,750
The Tokyo Electric Power Co., Inc. (c)	9,000	289,462
Tokyo Steel Manufacturing Co. Ltd. (c)	12,300	193,204

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―International-1 Portfolio
Schedule of Securities Sold Short
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Tomra Systems ASA (c)	24,200	$212,167
Toppan Printing Co. Ltd. (c)	15,614	168,029
Toray Industries, Inc. (c)	38,000	281,161
Toto Ltd. (c)	21,000	181,986
Toyo Tanso Co. Ltd.	2,400	179,720
UCB S.A. (c)	5,300	314,550
UPM-Kymmene Oyj (c)	10,300	255,113
Ushio, Inc. (c)	9,200	204,361
Vallourec (c)	610	196,668
Valor Co. Ltd. (c)	9,252	105,576
Venture Production Plc. (a)(c)	13,900	206,275
Votorantim Celulose e Papel S.A. ADR (a)	9,500	216,315
William Hill Plc. (c)	22,200	274,168
Wolfson Microelectronics Plc. (a)(c)	29,000	176,598
Wolters Kluwer N.V. (c)	3,500	107,295
Woodside Petroleum Ltd. (c)	6,427	249,284
Yamada Denki Co. Ltd. (c)	2,490	260,477
Yamato Holdings Co. (c)	13,000	184,032
Yokogawa Electric Corp. (c)	8,700	116,871
Zeon Corporation (c)	19,098	203,195

TOTAL COMMON STOCK (Proceeds $33,176,128)		33,613,887

Total Securities Sold Short (Proceeds $33,176,128)		$33,613,887

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Momentum-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 94.78%+

Aerospace & Defense - 1.30%+
Precision Castparts Corp. ^	3,700	$449,032

Airlines - 0.83%+
Continental Airlines, Inc. (a)^	8,400	284,508

Auto Components - 1.09%+
The Goodyear Tire & Rubber Co. (a)^	10,800	375,408

Biotechnology - 0.85%+
Celgene Corp. (a)^	5,100	292,383

Capital Markets - 2.78%+
Affiliated Managers Group, Inc. (a)^	2,450	315,462
Eaton Vance Corp. ^	7,200	318,096
Franklin Resources, Inc. ^	2,450	324,551
		958,109
Chemicals - 4.63%+
Celanese Corp.^	10,800	418,824
International Flavors & Fragrances, Inc. ^	7,650	398,871
Monsanto Co. ^	6,250	422,125
Nalco Holding Company ^	12,900	354,105
		1,593,925
Commercial Services & Supplies - 2.88%+
Deluxe Corp. ^	7,450	302,545
ITT Educational Services, Inc. (a)^	2,650	311,057
Sotheby's Holdings ^	8,250	379,665
		993,267
Communications Equipment - 3.51%+
CommScope, Inc. (a)^	7,550	440,542
F5 Networks, Inc. (a)^	5,050	407,030
Harris Corp. ^	6,600	360,030
		1,207,602
Construction & Engineering - 0.93%+
Jacobs Engineering Group, Inc. (a)^	5,600	322,056

Containers & Packaging - 0.98%+
Pactiv Corp. (a)^	10,550	336,440

Diversified Financial Services - 1.99%+
Intercontinentalexchange, Inc. (a)^	2,650	391,803
NYSE Euronext ^	4,000	294,480
		686,283
Electronic Equipment & Instruments - 4.56%+
Amphenol Corp. ^	9,050	322,632
Dolby Laboratories, Inc. (a)^	10,350	366,493
Mettler Toledo International, Inc. (a)^	4,050	386,816
Trimble Navigation Ltd. (a)^	15,350	494,270
		1,570,211

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Momentum-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Energy Equipment & Services - 4.68%+
Dresser-Rand Group, Inc. (a)^	8,500	$335,750
FMC Technologies, Inc. (a)^	5,900	467,398
Global Industries Ltd. (a)^	12,900	345,978
Oceaneering International, Inc. (a)^	8,800	463,232
		1,612,358
Food & Staples Retailing - 0.88%+
The Kroger Co. ^	10,800	303,804

Gas Utilities - 1.22%+
Equitable Resources, Inc. ^	8,450	418,782

Health Care Equipment & Supplies - 4.13%+
Dade Behring Holdings, Inc. ^	6,050	321,376
Kinetic Concepts, Inc. (a)^	6,950	361,191
Stryker Corp. ^	6,250	394,313
Zimmer Holdings, Inc. (a)^	4,050	343,805
		1,420,685
Health Care Providers & Services - 4.87%+
Express Scripts, Inc. (a)^	6,750	337,567
Manor Care, Inc. ^	4,900	319,921
Psychiatric Solutions, Inc. (a)^	8,150	295,519
WebMD Health Corp. (a)^	6,250	294,188
WellCare Health Plans, Inc. (a)^	4,750	429,923
		1,677,118
Health Care Technology - 0.94%+
HLTH Corporation (a)^	23,000	322,230

Hotels Restaurants & Leisure - 2.84%+
MGM Mirage (a)^	3,950	325,796
Penn National Gaming, Inc. (a)^	5,500	330,495
Wynn Resorts Ltd (a)^	3,600	322,884
		979,175
Household Products - 3.20%+
Church & Dwight, Inc. ^	7,100	344,066
Energizer Holdings, Inc. (a)^	4,400	438,240
Tupperware Corp. ^	11,150	320,451
		1,102,757
Insurance - 2.41%+
Covanta Holdings Corp. (a)^	15,750	388,237
Loews Corp.^	5,700	440,439
		828,676

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Momentum-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Internet Software & Services - 3.13%+
Akamai Technologies, Inc. (a)^	8,000	$389,120
Amazon.Com, Inc. (a)^	4,550	311,265
Valueclick, Inc. (a)^	12,900	380,034
		1,080,419
IT Services - 5.67%+
DST Systems, Inc. (a)^	3,950	312,879
Gartner, Inc. (a)^	16,700	410,653
Mastercard, Inc. ^	3,250	539,077
Total System Services, Inc. ^	12,550	370,351
Verifone Holdings, Inc. (a)^	9,050	319,013
		1,951,973
Leisure Equipment & Products - 0.90%+
Mattel, Inc. ^	12,200	308,538

Life Science Tools & Services - 1.24%+
Waters Corp. (a)^	7,200	427,392

Machinery - 4.41%+
Manitowoc Co. ^	5,000	401,900
Paccar, Inc. ^	4,400	382,976
Terex Corp. (a)^	4,550	369,915
Toro Co. ^	6,150	362,174
		1,516,965
Media - 1.84%+
Clear Channel Outdoor Holdings, Inc. (a)^	12,200	345,748
EchoStar Communications Corp. (a)^	6,600	286,242
		631,990
Medical Devices - 0.93%+
Intuitive Surgical, Inc. (a)^	2,300	319,171

Metals & Mining - 2.49%+
Allegheny Technologies, Inc. ^	3,600	377,568
Southern Copper Corp. ^	5,100	480,726
		858,294
Multiline Retail - 1.93%+
Kohl's Corp. (a)^	4,400	312,532
Nordstrom, Inc. ^	6,900	352,728
		665,260
Oil & Gas - 2.34%+
Cabot Oil & Gas Corp. ^	10,200	376,176
Holly Corp. ^	5,800	430,302
		806,478
Personal Products - 0.99%+
Avon Products, Inc. ^	9,300	341,775

Pharmaceuticals - 0.93%+
Forest Laboratories, Inc. (a)^	7,000	319,550

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Momentum-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Real Estate - 3.88%+
CB Richard Ellis Group, Inc. (a)^	9,400	$343,100
Forest City Enterprises, Inc. ^	6,050	371,954
The Macerich Co. ^	3,350	276,107
Taubman Centers, Inc. ^	6,950	344,789
		1,335,950
Real Estate Investment Trusts - 0.85%+
Simon Property Group, Inc. ^	3,150	293,076

Real Estate Management & Development - 1.04%+
Jones Lang LaSalle, Inc. ^	3,150	357,525

Semiconductor & Semiconductor Equipment - 1.20%+
MEMC Electronic Materials, Inc. (a)^	6,750	412,560

Software - 2.92%+
BMC Software, Inc. (a)^	9,850	298,455
Factset Research Systems, Inc. ^	5,700	389,595
Jack Henry & Associates, Inc. ^	12,300	316,725
		1,004,775
Specialty Retail - 1.10%+
Carmax, Inc. (a)^	14,850	378,675

Textiles, Apparel & Luxury Goods - 2.18%+
Coach, Inc. (a)	8,550	405,184
Nike, Inc.	5,900	343,911
		749,095
Transportation - 0.95%+
JB Hunt Transport Services, Inc. ^	11,150	326,918

Wireless Telecommunication Services - 2.36%+
NII Holdings, Inc. (a)	4,650	375,441
SBA Communications Corp. - Class A (a)	13,050	438,350
		813,791

TOTAL COMMON STOCKS (Cost $28,124,758)		32,634,979

REPURCHASE AGREEMENTS - 4.47%+
The Bear Stearns Companies, Inc.,
4.300%, dated 6/29/2007, due 7/02/2007,
repurchase price $1,539,308 (g)^	$1,538,941	1,538,941

TOTAL REPURCHASE AGREEMENTS (Cost $1,538,941)		1,538,941

Total Investments (Cost $29,663,699) - 99.25%+		34,173,920
Other Assets in Excess of Liabilities - 0.75%+		258,741
TOTAL NET ASSETS - 100.00%+		$34,432,661

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Momentum-1 Portfolio
Schedule of Securities Sold Short
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCK
Abraxis Bioscience, Inc. (a)	13,600	$302,328
Adtran, Inc.	16,300	423,311
Advance Auto Parts	8,100	328,293
Advanced Medical Optics, Inc. (a)	9,050	315,664
Analog Devices, Inc.	8,350	314,294
Apollo Group, Inc. (a)	6,700	391,481
Applera Corp. - Applied Biosystems Group	10,800	329,832
Aqua America, Inc.	18,750	421,687
Arch Coal, Inc.	11,600	403,680
Avery Dennison Corp.	5,300	352,344
Bank of Hawaii Corp.	7,250	374,390
Barr Pharmaceuticals, Inc. (a)	7,150	359,144
BEA Systems, Inc. (a)	29,700	406,593
BJ Services Co.	11,250	319,950
Boston Scientific Corp. (a)	23,800	365,092
Brown & Brown, Inc.	12,550	315,507
Brown-Forman Corp. - Class B	5,400	394,632
Chico's FAS, Inc. (a)	16,100	391,874
Choice Hotels International, Inc.	9,050	357,656
Citrix Systems, Inc. (a)	12,450	419,191
Coldwater Creek, Inc. (a)	19,150	444,854
Con-Way, Inc.	5,850	293,904
The Corporate Executive Board Co.	5,100	331,041
Crown Castle International Corp. (a)	11,050	400,783
CSG Systems International (a)	14,800	392,348
Cullen/Frost Bankers, Inc.	6,550	350,228
The E.W. Scripps Company	8,350	381,512
Eastman Kodak Co.	13,000	361,790
Ecolab, Inc.	7,500	320,250
Expeditors International of Washington, Inc.	7,750	320,075
Federated Investors, Inc.	8,550	327,722
Global Payments, Inc.	8,700	344,955
H&R Block, Inc.	19,650	459,220
Harte-Hanks, Inc.	15,150	389,052
Hershey Foods Corp.	7,650	387,243
HNI Corp.	8,450	346,450
Hospira, Inc. (a)	7,850	306,464
International Game Technology	8,450	335,465
Investment Technology Group, Inc. (a)	8,850	383,470
Limited Brands	12,450	341,752
Linear Technology Corp.	11,500	416,070
Massey Energy Co.	13,350	355,777
Maxim Integrated Products, Inc.	10,400	347,464
Medicis Pharmaceutical	11,150	340,521
Nasdaq Stock Market, Inc. (a)	9,950	295,614
National Semiconductor Corp.	13,750	388,712
NAVTEQ Corp. (a)	8,800	372,592
Network Appliance, Inc. (a)	10,550	308,060

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―Momentum-1 Portfolio
Schedule of Securities Sold Short
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Neustar, Inc. (a)	11,050	$320,118
Office Depot, Inc. (a)	9,500	287,850
Panera Bread Co. (a)	6,800	313,208
Patterson-UTI Energy, Inc.	14,850	389,219
Paychex, Inc.	10,450	408,804
Peabody Energy Corp.	6,800	328,984
Pharmaceutical Product Development, Inc.	11,550	442,019
Plexus Corp. (a)	15,700	360,943
Pool Corporation	9,250	361,028
The Progressive Corp.	17,850	427,151
QLogic Corp. (a)	18,800	313,020
Rayonier, Inc.	9,500	428,830
Red Hat, Inc. (a)	17,150	382,102
Republic Services, Inc.	15,150	464,196
Resmed, Inc. (a)	7,500	309,450
Rockwell Automation, Inc.	6,800	472,192
SanDisk Corp. (a)	10,350	506,529
Scientific Games Corp. - Class A (a)	9,250	323,288
Sepracor, Inc. (a)	8,100	332,262
Silicon Laboratories, Inc. (a)	11,150	385,902
St. Mary Land & Exploration Co.	8,550	313,101
Sunoco, Inc.	6,000	478,080
Sysco Corp.	10,100	333,199
TCF Financial Corp.	15,850	440,630
TD Ameritrade Holding Corp. (a)	21,250	425,000
Tetra Technologies, Inc. (a)	12,450	351,090
Thor Industries, Inc.	8,550	385,947
Timberland Co. (a)	15,400	387,926
Tractor Supply Co. (a)	7,650	398,183
US Airways Group, Inc. (a)	11,250	340,538
Valassis Communications, Inc. (a)	16,850	289,652
Valeant Pharmaceuticals International	23,800	397,222
Varian Medical Systems, Inc. (a)	8,200	348,582
Vertex Pharmaceuticals, Inc. (a)	12,300	351,288
W & T Offshore, Inc.	10,700	299,493
Walter Industries, Inc.	8,050	233,128
Warner Music Group Corp.	18,050	260,823
Waste Management, Inc.	9,050	353,403
Westamerica Bancorporation	8,700	384,888
Whole Foods Market, Inc.	7,150	273,845
Williams-Sonoma, Inc.	11,500	363,170

TOTAL COMMON STOCK (Proceeds $32,237,872)		32,296,614

Total Securities Sold Short (Proceeds $32,237,872)		$32,296,614

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―REIT-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 67.99%+

Commercial Services & Supplies - 2.63%+
Corrections Corp. of America (a)^	15,700	$990,827

Diversified REITs - 5.35%+
Investors Real Estate Trust ^	70,700	730,331
Mission West Properties ^	47,100	656,574
One Liberty Properties, Inc. ^	10,800	245,808
Vornado Realty Trust ^	3,500	384,440
		2,017,153
Health Care REITs - 5.65%+
Health Care Property Investors, Inc. ^	11,700	338,481
Medical Propertys Trust, Inc. ^	10,900	144,207
Nationwide Health Properties, Inc.^	35,400	962,880
Omega Healthcare Investors, Inc. ^	21,900	346,677
Senior Housing Properties Trust ^	16,600	337,810
		2,130,055
Hotels Restaurants & Leisure - 4.57%+
Hilton Hotels Corp. ^	10,000	334,700
Host Marriott Corp. ^	24,000	554,880
Marriott International, Inc. - Class A ^	10,800	466,992
Starwood Hotels & Resorts Worldwide ^	5,500	368,885
		1,725,457
Industrial/Office - 8.17%+
Alexandria Real Estate Equities, Inc. ^	5,600	542,192
Boston Properties, Inc. ^	1,600	163,408
Corporate Office Properties Trust ^	5,500	225,555
Highwoods Properties, Inc. ^	12,300	461,250
Kilroy Realty Corp. ^	1,600	113,344
Parkway Properties, Inc. ^	800	38,424
SL Green Realty Corp. ^	7,300	904,397
W.P. Carey & Co. LLC ^	20,100	632,145
		3,080,715
Lodging/Resorts REITs - 9.26%+
Ashford Hospitality Trust, Inc. ^	30,500	358,680
Diamondrock Hospitality Co. ^	38,500	734,580
Hersha Hospitality Trust ^	50,200	593,364
Hospitality Properties Trust ^	15,700	651,393
LaSalle Hotel Properties ^	6,900	299,598
Supertel Hospitality, Inc. ^	46,873	397,014
Sunstone Hotel Investors, Inc.^	16,120	457,647
		3,492,276
Mortgage REITs - 4.59%+
Alesco Financial, Inc. ^	61,200	497,556
Capstead Mortgage Corp. ^	32,700	317,190
Gramercy Capital Corp. ^	10,900	300,186
JER Investment Trust, Inc.	33,500	502,500
MFA Mortgage Investments, Inc.	15,500	112,840
		1,730,272
Real Estate - 1.32%+
Affordable Residential Communities (a)	42,300	499,986

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―REIT-1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Residential REITs - 3.50%+
AvalonBay Communities, Inc.	5,700	$677,616
BRE Properties	8,300	492,107
Essex Property Trust, Inc.	1,300	151,190
		1,320,913
Retail REITs - 16.33%+
AmReit	18,600	162,750
Developers Diversified Realty Corp.	5,200	274,092
Federal Realty Investment Trust	1,800	139,068
Forest City Enterprises, Inc.	7,500	461,100
General Growth Properties, Inc.	17,700	937,215
The Macerich Co.	1,800	148,356
National Retail Properties, Inc.	33,900	741,054
Realty Income Corp.	4,300	108,317
Saul Centers, Inc.	18,400	834,440
Simon Property Group, Inc.	8,500	790,840
Taubman Centers, Inc.	10,000	496,100
Tanger Factory Outlet Centers	15,400	576,730
Urstadt Biddle Properties, Inc.	28,700	488,187
		6,158,249
Self Storage REITs - 2.16%+
Extra Space Storage, Inc.	49,400	815,100

Speciality REITs - 3.86%+
Digital Realty Trust, Inc.	25,200	949,536
Potlatch Corp.	11,800	507,990
		1,457,526
Thrifts & Mortgage Finance - 0.60%+
Municipal Mortgage & Equity LLC	9,300	226,734

TOTAL COMMON STOCKS (Cost $26,884,256)		25,645,263

REPURCHASE AGREEMENTS - 31.15%+
The Bear Stearns Companies, Inc.,
4.300%, dated 6/29/2007, due 7/02/2007,
repurchase price $11,754,747 (g)^	$11,751,940	11,751,940

TOTAL REPURCHASE AGREEMENTS (Cost $11,751,940)		11,751,940

Total Investments (Cost $38,636,196) - 99.14%+		37,397,203
Other Assets in Excess of Liabilities - 0.86%+		324,261
TOTAL NET ASSETS - 100.00%+		$37,721,464

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity―REIT-1 Portfolio
Schedule of Securities Sold Short
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCK
Acadia Realty Trust	1,300	$33,735
AMB Property Corp.	3,800	202,236
American Campus Communities, Inc.	7,600	215,004
American Financial Realty Trust	59,400	613,008
American Home Mortgage Investment Corp.	19,500	358,410
American Land Lease, Inc.	4,520	113,000
Annaly Mortgage Management, Inc.	18,600	268,212
Anthracite Capital, Inc.	57,500	672,750
BioMed Realty Trust, Inc.	11,400	286,368
Brandywine Realty Trust	23,700	677,346
Capital Trust, Inc.	8,200	279,948
CapitalSource, Inc.	12,100	297,539
Cedar Shopping Centers, Inc.	48,400	694,540
Centerline Holdings Co.	34,900	628,200
Choice Hotels International, Inc.	26,500	1,047,280
Cogdell Spencer, Inc.	14,100	290,319
Colonial Properties Trust	14,100	513,945
Cousins Properties, Inc.	17,500	507,675
DCT Industrial Trust, Inc.	53,700	577,812
Douglas Emmett, Inc.	22,300	551,702
Duke Realty Corp.	14,800	527,916
Education Realty Trust, Inc.	43,500	610,305
Equity One, Inc.	8,600	219,730
Equity Residential	22,500	1,026,675
Feldman Mall Properties, Inc.	23,800	271,320
First Industrial Realty Trust, Inc.	17,700	686,052
First Potomac Realty Trust	21,700	505,393
Franklin Street Properties Corp.	29,600	489,584
Glimcher Realty Trust	23,580	589,500
GMH Communities Trust	97,300	942,837
Healthcare Realty Trust, Inc.	19,340	537,265
Home Properties, Inc.	13,200	685,476
HRPT Properties Trust	54,800	569,920
IMPAC Mortgage Holdings, Inc.	66,200	305,182
Interstate Hotels & Resorts, Inc. (a)	45,950	239,859
Kimco Realty Corp.	1,200	45,684
Kite Realty Group Trust	30,900	587,718
Lexington Corporate Properties Trust	42,760	889,408
Luminent Mortgage Capital, Inc.	60,400	609,436
Maguire Properties, Inc.	6,600	226,578
Opteum, Inc.	71,000	193,120
Plum Creek Timber Co., Inc.	17,500	729,050
Post Properties, Inc.	12,400	646,412
PS Business Parks, Inc.	4,300	272,491
Rayonier, Inc.	1,600	72,224
Redwood Trust, Inc.	15,300	740,214
Republic Property Trust	51,400	629,650
Sovran Self Storage, Inc.	12,400	597,184
The St. Joe Co.	26,400	1,223,376
Strategic Hotel Capital, Inc.	13,900	312,611
U-Store-It Trust	33,100	542,509
UDR, Inc.	17,200	452,360
Washington Real Estate Investment Trust	4,200	142,800
Weingarten Realty Investors	1,400	57,540

TOTAL COMMON STOCK (Proceeds $28,110,338)		26,006,408

Total Securities Sold Short (Proceeds $28,110,338)		$26,006,408

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 105.61%+

Advertising - 0.31%+
Pagesjaunes Groupe S.A. (c)	5,500	$115,903

Aerospace & Defense - 5.78%+
Armor Holdings, Inc. (a)	8,000	694,960
Fairchild Corp. (a)	6,000	13,320
Herley Industries, Inc. (a)	25,000	409,250
Honeywell International, Inc.	6,000	337,680
Kaman Corp.	8,500	265,115
Sequa Corp. (a)	4,000	448,000
		2,168,325
Auto Components - 0.17%+
Dana Corp. (a)	10,000	20,200
Midas, Inc. (a)	2,000	45,340
		65,540
Beverages - 0.33%+
PepsiAmericas, Inc.	5,000	122,800

Biotechnology - 0.78%+
Tanox, Inc. (a)	15,000	291,150

Building Products - 0.12%+
Griffon Corp. (a)	2,000	43,560

Capital Markets - 2.97%+
AG Edwards, Inc.	5,500	465,025
Ameriprise Financial, Inc.	1,000	63,570
BKF Capital Group, Inc. (a)	3,000	6,930
Investors Financial Services Corp.	1,000	61,670
Nuveen Investments, Inc.	4,000	248,600
SWS Group, Inc.	12,500	270,250
		1,116,045
Chemicals - 4.10%+
Ferro Corp.	15,000	373,950
Hercules, Inc.	4,000	78,600
Huntsman Corp.	5,000	121,550
Imperial Chemical Industries Plc.	10,000	124,905
Pioneer Companies, Inc. (a) 1.56%	17,000	584,290
Sensient Technologies Corp.	10,000	253,900
		1,537,195
Commercial Banks - 2.68%+
ABN AMRO Holding N.V. (c)	6,000	276,511
Compass Bancshares, Inc.	1,500	103,470
First Republic Bank	10,000	536,600
PNC Financial Services Group	1,255	89,833
		1,006,414

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Commercial Services & Supplies - 1.96%+
H&R Block, Inc.	1,000	$23,370
Republic Services, Inc.	3,000	91,920
School Specialty, Inc. (a)	1,000	35,440
Vertrue, Inc. (a)	12,000	585,360
		736,090
Communications Equipment - 2.03%
Andrew Corp. (a)	3,000	43,320
Avaya, Inc. (a)	30,000	505,200
Belden CDT, Inc.	1,000	55,350
FalconStor Software, Inc. (a)	3,500	36,925
Stratos International, Inc. (a)	15,000	119,550
		760,345
Construction & Engineering - 0.11%+
Washington Group International, Inc. (a)	500	40,005

Construction Materials - 2.69%+
Florida Rock Industries, Inc.	2,000	135,000
Rinker Group Ltd. ADR (a)	11,000	875,600
		1,010,600
Consumer Finance - 2.41%+
American Express Co.	3,500	214,130
SLM Corp.	12,000	690,960
		905,090
Containers & Packaging - 0.09%+
Myers Industries, Inc.	1,500	33,165

Diversified Financial Services - 1.09%+
GATX Corp.	7,000	344,750
Intrenational Securities Exchange Holdings, Inc.	1,000	65,350
		410,100
Diversified Telecommunication Services - 5.66%+
Alltel Corp.	20,000	1,351,000
Asia Satellite Telecommunications ADR	4,000	81,300
Cincinnati Bell, Inc. (a)	10,000	57,800
Portugal Telecom SGPS S.A. (c)	16,000	221,533
Sprint Corp.	20,000	414,200
		2,125,833
Electric Utilities - 2.02%+
DPL, Inc.	2,000	56,680
NSTAR	3,000	97,350
TXU Corp.	9,000	605,700
		759,730
Electronic Equipment & Instruments - 2.44%+
CDW Corp. (a)	1,000	84,970
Cooper Industries Ltd. (c)	2,000	114,180
Excel Technology, Inc. (a)	10,000	279,400
Park Electrochemical Corp.	1,000	28,180
SL Industries, Inc. (a)	3,500	61,180

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Thomas & Betts Corp. (a)	6,000	$348,000
		915,910
Financial Groups - 0.28%+
Flushing Financial Corp.	2,000	32,120
NewAlliance Bancshares, Inc.	5,000	73,600
		105,720
Food & Staples Retailing - 2.65%+
BJ's Wholesale Club, Inc. (a)	500	18,015
CVS Corp.	4,000	145,800
Supervalu, Inc.	3,000	138,960
The Topps Co., Inc.	50,000	525,500
Wild Oats Markets, Inc. (a)	10,000	167,600
		995,875
Food Products - 3.74%+
Cadbury Schweppes Plc. ADR	15,000	814,500
Campbell Soup Co.	2,000	77,620
Groupe Danone ADR (a)	10,000	162,600
H.J. Heinz Co.	4,000	189,880
Sara Lee Corp.	2,500	43,500
Tootsie Roll Industries, Inc.	4,120	114,165
		1,402,265
Gas Utilities - 1.74%+
Cascade Natural Gas Corp.	2,500	66,025
KeySpan Corp.	14,000	587,720
		653,745
Health Care Equipment & Supplies - 5.76%+
Advanced Medical Optics, Inc. (a)	3,000	104,640
Bausch & Lomb, Inc.	4,000	277,760
Biomet, Inc.	30,000	1,371,600
Conmed Corp. (a)	2,500	73,200
Cytyc Corp. (a)	1,000	43,110
Kensey Nash Corp. (a)	1,000	26,810
Osteotech, Inc. (a)	1,000	7,200
Regeneration Technologies, Inc. (a)	4,500	50,625
St. Jude Medical, Inc. (a)	5,000	207,450
		2,162,395
Health Care Products - 1.07%+
Angiodynamics, Inc. (a)	20,000	360,200
Herbalife Ltd. (c)	1,000	39,650
		399,850
Health Care Providers & Services - 1.88%+
Amicas, Inc. (a)	18,000	63,720
Chemed Corp.	1,000	66,290
Genesis HealthCare Corp. (a)	4,000	273,680
IMS Health, Inc.	6,000	192,780
Triad Hospitals, Inc. (a)	2,000	107,520
		703,990
Hotels Restaurants & Leisure - 5.41%+
Boyd Gaming Corp.	6,000	295,140

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

CBRL Group, Inc.	2,000	$84,960
Churchill Downs, Inc.	6,000	314,280
Dover Motorsports, Inc.	2,000	12,120
Harrah's Entertainment, Inc.	10,000	852,600
Ladbrokes Plc. (c)	15,294	132,983
Station Casinos, Inc.	2,000	173,600
The Steak N Shake Co. (a)	10,000	166,900
		2,032,583
Household Durables - 1.54%+
Fortune Brands, Inc.	2,000	164,740
Harman International Industries, Inc.	1,500	175,200
Nobility Homes, Inc.	7,000	147,210
Skyline Corp.	3,000	90,030
		577,180
Industrial Conglomerates - 2.33%+
Tyco International Ltd. (c)	20,000	874,700

Insurance - 0.50%+
CNA Surety Corp. (a)	10,000	189,100

Internet Software & Services - 0.91%+
Aquantive, Inc. (a)	5,000	319,000
Jupitermedia Corp. (a)	3,000	21,840
		340,840
IT Services - 6.39%+
Affiliated Computer Services, Inc. (a)	500	28,360
Alliance Data Systems Corp. (a)	9,500	734,160
The BISYS Group, Inc. (a)	1,000	11,830
Ceridian Corp. (a)	2,000	70,000
Computer Sciences Corp. (a)	1,000	59,150
Covansys Corp. (a)	20,000	678,600
First Data Corp.	25,000	816,750
		2,398,850
Life Sciences Tools & Services - 0.02%+
Ventana Medical Systems (a)	100	7,727

Machinery - 3.52%+
Ampco-Pittsburgh Corp.	8,000	320,720
Flowserve Corp.	2,000	143,200
ITT Industries, Inc.	3,500	238,980
Navistar International Corp. (a)	5,000	330,000
Sig Holding AG (a)(c)	200	68,031
Tennant Co.	4,000	146,000
Watts Water Technologies, Inc.	2,000	74,940
		1,321,871
Media - 11.43%+
Cablevision Systems Corp. (a)	25,000	904,750
Catalina Marketing Corp.	500	15,750
CBS Corp.	4,500	149,985

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Clear Channel Communications, Inc.	28,000	$1,058,960
Discovery Holding Co. (a)	2,000	45,980
Dow Jones & Co, Inc.	10,000	574,500
EchoStar Communications Corp. (a)	4,000	173,480
Emmis Communications Corp. (a)	5,000	46,050
Fisher Communications, Inc. (a)	4,000	203,160
Liberty Media Holding Corp. (a)	3,000	353,040
Lin TV Corp. (a)	10,000	188,100
McClatchy Co.	7,023	177,752
Media General, Inc.	3,000	99,810
Reuters Group Plc. ADR	200	14,930
Salem Communications Corp. (a)	5,000	55,450
Shaw Communications, Inc. ADR	1,000	42,040
Triple Crown Media, Inc. (a)	500	4,660
Viacom Inc. (a)	3,000	124,800
Warner Music Group Corp.	1,000	14,450
Young Broadcasting, Inc. (a)	12,000	44,280
		4,291,927
Metals & Mining - 6.65%+
Alcan, Inc. (c)	8,000	650,400
Alcoa, Inc.	1,000	40,530
Barrick Gold Corp. (c)	6,000	174,420
Ipsco, Inc. (c)	10,000	1,588,800
WHX Corp. (a)	5,000	42,500
		2,496,650
Multiline Retail - 1.17%+
Dollar General Corp.	20,000	438,400

Multi-Utilities - 2.38%+
Aquila, Inc. (a)	80,000	327,200
Energy East Corp.	2,000	52,180
Integrys Energy Group, Inc.	2,000	101,460
Northwestern Corp.	9,000	286,290
NRG Energy, Inc. (a)	3,000	124,710
Suez (a)(c)	3,200	43
		891,883
Oil & Gas - 0.98%+
Anadarko Petroleum Corp.	1,000	51,990
ChevronTexaco Corp.	1,500	126,360
Energy Partners Ltd. (a)	4,826	80,546
Pioneer Natural Resources Co.	500	24,355
Stone Energy Corp. (a)	2,500	85,650
		368,901
Oil, Gas & Consumable Fuels - 0.41%+
James River Coal Co. (a)	12,000	155,520

Pharmaceuticals - 0.87%+
Allergan, Inc.	400	23,056
Alpharma, Inc.	5,000	130,050

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Taro Pharmaceuticals Industries (a)(c)	500	$3,375
Wyeth	3,000	172,020
		328,501
Real Estate - 0.20%+
Winston Hotels, Inc.	5,000	75,000

Software - 0.11%+
Borland Software Corp. (a)	6,500	38,610
GSE Systems, Inc. (a)	283	1,868
		40,478
Specialty Retail - 0.56%+
CSK Auto Corp. (a)	10,000	184,000
Pier 1 Imports, Inc.	3,000	25,470
		209,470
Tobacco - 1.77%+
Altadis S.A. (c)	10,000	665,900

Transportation - 1.02%+
Florida East Coast Industries	1,500	124,470
Laidlaw International, Inc.	7,000	241,850
US Xpress Enterprises, Inc. (a)	1,000	18,580
		384,900
Wireless Telecommunication Services - 2.58%+
Centennial Communications Corp. (a)	3,000	28,470
Crown Castle International Corp. (a)	1,500	54,405
Millicom International Cellular S.A. (a)(c)	3,000	274,920
Price Communications Corp.	1,000	22,230
United States Cellular Corp. (a)	6,500	588,900
		968,925

TOTAL COMMON STOCKS (Cost $36,497,284)		39,646,946

REAL ESTATE INVESTMENT TRUSTS - 0.16%+

Archstone-Smith Trust	1,000	59,110

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $61,229)		59,110

REPURCHASE AGREEMENTS - 4.20%+
The Bear Stearns Companies, Inc.,
4.300%, dated 6/29/2007, due 7/02/2007,
repurchase price $1,577,543	$1,577,166	1,577,166

TOTAL REPURCHASE AGREEMENTS (Cost $1,577,166)		1,577,166

Total Investments (Cost $38,135,679) - 109.97%+		41,283,222
Liabilities in Excess of Other Assets - (9.97%)+		(3,743,491)
TOTAL NET ASSETS - 100.00%+		$37,539,731

The accompanying notes are an integral part of these financial statements.

Footnotes
June 30, 2007

The following footnotes pertain to the Schedules of Investments:

ADR	American Depository Receipt.
(a)	Non-income Producing.
(b)	Restricted Security under Rule 144A of the Securities Act of 1933. Such Securities are treated as liquid securities according to the Fund's liquidity guidelines.
(c)	Foreign Issued Securities.
(d)	Defaulted Security.
(e)	Callable only if stock price equals predetermined price. As of June 30, 2007, bond is not callable.
(f)	Convertible features based on predetermined criteria. As of June 30, 2007, none of the bonds have exercised their conversion features.
(g)	Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(h)	Security valued at its fair value as determined under the supervision of the Board of Trustees.
(i)	Affiliated issuer of Long/Short Equity - Deep Discount Value-1 Portfolio.
^	All or a portion of the shares have been committed as collateral for open short positions.
(+)	Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

	Convertible Bond Arbitrage-1 Portfolio	Deep Value Hedged Income-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $29,475,761, $6,012,093)	$31,398,125	$8,032,242
Repurchase Agreements (cost $874,091, $14,353,317)	874,091	14,353,317
Dividends and interest receivable	146,619	115,332
Deposits for short sales	14,832,063	—
Other receivables	26,167	6,418
Total Assets	47,277,065	22,507,309

Liabilities:
Securities sold short, at value (proceeds $13,033,725, $0)	14,560,598	—
Short-term borrowing on credit facility	—	200,000
Payable for investments purchased	—	289,578
Payable to Advisor	66,918	44,568
Accrued expenses and other liabilities	13,384	18,289
Total Liabilities	14,640,900	552,435

Net Assets	$32,636,165	$21,954,874

Net Assets Consist of:
Shares of beneficial interest	$31,990,333	$19,841,582
Undistributed (accumulated) net investment gain (loss)	(239,432)	92,689
Accumulated net realized gain (loss) on Investments
and Securities sold short	489,773	454
Net unrealized appreciation (depreciation) on:
Investments	1,922,364	2,020,149
Securities sold short	(1,526,873)	—
Total Net Assets	$32,636,165	$21,954,874

Shares outstanding (unlimited shares authorized, $0.001 par value)	3,209,934	1,982,074

Net asset value, offering and redemption price per share	$10.17	$11.08

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

	Distressed Securities & Special Situations-1 Portfolio	Equity Options Overlay-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $78,863,518, $34,588,064)	$95,112,358	$35,822,602
Repurchase Agreements (cost $7,378,475, $6,157,607)	7,378,475	6,157,607
Cash	600,059	—
Receivable from brokers for proceeds on securities sold short	514,149
Receivable for investments sold	4,854,177	272,164
Dividends and interest receivable	345,719	31,347
Deposit for short sales	4,352,665	1,276,326
Other receivables	26,828	10,520
Total Assets	113,184,430	43,570,566

Liabilities:
Securities sold short, at value (proceeds $9,695,255, $1,200,979)	9,742,573	1,244,400
Foreign currencies (proceeds $687,940, $0)	683,081	—
Written option contracts, at value (proceeds $214,382, $2,618,551)	138,295	2,955,488
Short-term borrowing on credit facility	1,950,500	800,000
Payable for investments purchased	3,255,303	2,522,223
Payable to broker for cover short sales	435,462
Payable to Advisor	199,564	61,948
Accrued expenses and other liabilities	52,116	23,666
Total Liabilities	16,456,894	7,607,725

Net Assets	$96,727,536	$35,962,841

Net Assets Consist of:
Shares of beneficial interest	$79,119,670	$34,912,028
Undistributed (accumulated) net investment income (loss)	474,428	(63,702)
Accumulated net realized gain (loss) on Investments, Foreign currencies,
Securities sold short and Written option contracts	851,098	259,959
Net unrealized appreciation (depreciation) on:
Investments	16,248,840	1,234,538
Foreign currencies	4,731	376
Securities sold short	(47,318)	(43,421)
Written option contracts	76,087	(336,937)
Total Net Assets	$96,727,536	$35,962,841

Shares outstanding (unlimited shares authorized, $0.001 par value)	8,751,867	3,425,611

Net asset value, offering and redemption price per share	$11.05	$10.50

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

	Fixed Income Arbitrage-1 Portfolio	Global Hedged Income-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $38,008,650, $27,109,489)	$37,962,267	$27,074,372
Repurchase Agreements (cost $8,464,028, $9,279,314)	8,464,028	9,279,314
Cash	5,286,226	76,447
Receivable for investments sold	4,254	47,601
Dividends and interest receivable	412,146	372,679
Deposit for short sales	-	1,830,797
Other receivables	16,799	28,287
Total Assets	52,145,720	38,709,497

Liabilities:
Securities sold short, at value (proceeds $0, $856,913)	—	847,519
Foreign currencies (proceeds $0, $12,216)	—	12,409
Payable for investments purchased	—	1,485,473
Payable for futures and swap contracts	1,241,112	35,625
Payable to Advisor	104,577	57,441
Accrued expenses and other liabilities	21,614	23,364
Total Liabilities	1,367,303	2,461,831

Net Assets	$50,778,417	$36,247,666

Net Assets Consist of:
Shares of beneficial interest	$53,162,294	$35,534,388
Undistributed (accumulated) net investment income (loss)	(383,376)	477,866
Accumulated net realized gain (loss) on Investments, Forward and foreign
currency contracts, Securities sold short and Future and Swap contracts	(1,083,885)	249,383
Net unrealized appreciation (depreciation) on:
Investments	(46,383)	(35,117)
Forward foreign currency contracts	(699)	6,009
Foreign currencies	—	3,556
Securities sold short	—	9,394
Future contracts	(1,097,922)	2,187
Swap contracts	228,388	—
Total Net Assets	$50,778,417	$36,247,666

Shares outstanding (unlimited shares authorized, $0.001 par value)	5,214,229	3,470,084

Net asset value, offering and redemption price per share	$9.74	$10.45

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

	Long/Short Equity―Deep Discount Value-1 Portfolio	Long/Short Equity―Earnings Revision-1 Portfolio
Assets:
Unaffiliated issuers, at value (cost $30,912,302, $32,291,854)	$32,006,848	$40,480,189
Affiliated issuers, at value (cost $866,765, $0) (See Note 6)	1,191,532	-
Repurchase Agreements (cost $6,933,210, $1,044,353)	6,933,210	1,044,353
Receivable for investments sold	1,187,929	460,936
Receivable from brokers for proceeds on securities sold short	1,505,490	1,116,941
Dividends and interest receivable	19,534	5,113
Deposit for short sales	10,561,036	41,360,545
Other receivables	19,776	56,606
Total Assets	53,425,355	84,524,683

Liabilities:
Securities sold short, at value (proceeds $10,750,395, $39,982,872)	10,539,374	40,421,982
Written option contracts, at value (premiums received $345,361, $0)	296,740	—
Short-term borrowing on credit facility	1,612,650	—
Payable for investments purchased	404,189	546,168
Payable to broker for cover short sales	—	1,304,919
Payable to Advisor	70,944	86,600
Payable to custodian	937,807	—
Accrued expenses and other liabilities	22,682	23,043
Total Liabilities	13,884,386	42,382,712

Net Assets	$39,540,969	$42,141,971

Net Assets Consist of:
Shares of beneficial interest	$38,160,216	$36,066,133
Undistributed (accumulated) net investment income (loss)	(140,960)	408,034
Accumulated net realized gain on Investments sold,
Securities sold short and Written option contracts	(157,242)	(2,081,421)
Net unrealized appreciation (depreciation) on:
Investments	1,419,313	8,188,335
Securities sold short	211,021	(439,110)
Written option contracts	48,621	—
Total Net Assets	$39,540,969	$42,141,971

Shares outstanding (unlimited shares authorized, $0.001 par value)	4,385,543	4,040,642

Net asset value, offering and redemption price per share	$9.02	$10.43

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

	Long/Short Equity―Global-1 Portfolio	Long/Short Equity―Healthcare/ Biotech-1 Portfolio
Assets:
Unaffiliated issuers, at value (cost $23,704,403, $25,658,164)	$29,155,747	$26,403,723
Repurchase Agreements (cost $3,711,022, $296,904)	3,711,022	296,904
Foreign currencies (cost $2,738,825, $0)	2,736,459	—
Receivable from brokers for proceeds on securities sold short	—	2,803,402
Receivable for investments sold	—	214,284
Dividends and interest receivable	581,200	11,206
Deposits for short sales	512,905	25,536,640
Other receivables	8,086	28,594
Total Assets	36,705,419	55,294,753

Liabilities:
Securities sold short, at value (proceeds $0, $26,546,555)	—	26,744,026
Payable for investments purchased	88,967	1,889,346
Payable at broker for cover short sales	—	467,776
Payable to Advisor	69,719	45,223
Accrued expenses and other liabilities	89,570	9,045
Total Liabilities	248,256	29,155,416

Net Assets	$36,457,163	$26,139,337

Net Assets Consist of:
Shares of beneficial interest	$28,692,160	$25,713,747
Undistributed net investment income	277,637	167,999
Accumulated net realized gain (loss) on Investments,
Foreign currencies and Securities sold short	2,039,159	(290,497)
Net unrealized appreciation (depreciation) on:
Investments	5,451,344	745,559
Foreign currencies	(3,137)	—
Securities sold short	—	(197,471)
Total Net Assets	$36,457,163	$26,139,337

Shares outstanding (unlimited shares authorized, $0.001 par value)	2,708,082	2,597,095

Net asset value, offering and redemption price per share	$13.46	$10.06

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

	Long/Short Equity―International-1 Portfolio	Long/Short Equity―Momentum-1 Portfolio
Assets:
Unaffiliated issuers, at value (cost $32,300,846, $28,124,758)	$34,871,798	$32,634,979
Repurchase Agreements (cost $313,094, $1,538,941)	313,094	1,538,941
Foreign currencies (cost $479,688, $0)	481,327	—
Cash	185,008	—
Receivable from brokers for proceeds on securities sold short	196,819	—
Receivable for investments sold	1,347,995	—
Dividends and interest receivable	7,057	483
Deposits for short sales	38,950,221	32,983,093
Other receivables	52,545	43,135
Total Assets	76,405,864	67,200,631

Liabilities:
Securities sold short, at value (proceeds $33,176,128, $32,237,872)	33,613,887	32,296,614
Short-term borrowing on credit facility	1,677,650	395,150
Payable for investments purchased	560,790	—
Payable at broker for cover short sales	1,423,021	—
Payable to Advisor	77,927	61,771
Accrued expenses and other liabilities	57,039	14,435
Total Liabilities	37,410,314	32,767,970

Net Assets	$38,995,550	$34,432,661

Net Assets Consist of:
Shares of beneficial interest	$36,964,319	$30,859,329
Undistributed (accumulated) net investment income (loss)	(97,150)	302,093
Accumulated net realized gain (loss) on Investments, Foreign
currencies and Securities sold short	(4,200)	(1,180,240)
Net unrealized appreciation (depreciation) on:
Investments	2,570,952	4,510,221
Foreign currencies	(612)	—
Securities sold short	(437,759)	(58,742)
Total Net Assets	$38,995,550	$34,432,661

Shares outstanding (unlimited shares authorized, $0.001 par value)	3,804,742	3,875,757

Net asset value, offering and redemption price per share	$10.25	$8.88

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

	Long/Short Equity―REIT-1 Portfolio	Merger Arbitrage-1 Portfolio
Assets:
Unaffiliated issuers, at value (cost $26,884,256, $36,558,513)	$25,645,263	$39,706,056
Repurchase Agreements (cost $11,751,940, $1,577,166)	11,751,940	1,577,166
Receivable from brokers for proceeds on securities sold short	2,321,524	—
Receivable for investments sold	544,319	—
Dividends and interest receivable	44,641	68,836
Deposits for short sales	25,809,897	—
Other receivables	35,376	10,680
Total Assets	66,152,960	41,362,738

Liabilities:
Securities sold short, at value (proceeds $28,110,338, $0)	26,006,408	—
Short-term borrowing on credit facility	—	3,630,150
Payable for investments purchased	1,491,117	71,122
Payable at broker for cover short sales	819,448	—
Payable to Advisor	77,292	76,396
Accrued expenses and other liabilities	37,231	45,339
Total Liabilities	28,431,496	3,823,007

Net Assets	$37,721,464	$37,539,731

Net Assets Consist of:
Shares of beneficial interest	$37,230,204	$33,249,212
Undistributed (accumulated) net investment income (loss)	130,887	(220,411)
Accumulated net realized gain (loss) on Investments
and Securities sold short	(504,564)	1,363,386
Net unrealized appreciation (depreciation) on:
Investments	(1,238,993)	3,147,544
Securities sold short	2,103,930	—
Total Net Assets	$37,721,464	$37,539,731

Shares outstanding (unlimited shares authorized, $0.001 par value)	3,661,329	3,347,466

Net asset value, offering and redemption price per share	$10.30	$11.21

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Operations

For the Six Months Ended June 30, 2007 (Unaudited)	Convertible Bond Arbitrage-1 Portfolio	Deep Value Hedged Income-1 Portfolio
Investment Income:
Interest income	$283,660	$185,122
Other income	305,560	250
Total Investment Income	589,220	185,372

Expenses:
Investment advisory fees	297,997	71,299
Operating services fees	71,826	17,346
Total operating expenses before interest expense and
dividends on securities sold short	369,823	88,645
Interest expense on credit facility	27,713	4,038
Dividends on securities sold short	14,094	—
Total Expenses	411,630	92,683

Net Investment Income	177,590	92,689

Realized and Unrealized Gain (Loss) on Investments and Securities sold short:
Realized gain (loss) on:
Investments	1,650,505	454
Securities sold short	(962,700)	—

Net Realized Gain (Loss) on Investments
and Securities sold short	687,805	454
Change in unrealized appreciation (depreciation) on:
Investments	699,402	2,020,149
Securities sold short	(944,326)	—
Net Unrealized Gain (Loss) on Investments
and Securities sold short	(244,924)	2,020,149
Net Realized and Unrealized Gain (Loss) on Investments
and Securities sold short	442,881	2,020,603

Net Increase in Net Assets Resulting from Operations	$620,471	$2,113,292

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Operations

For the Six Months Ended June 30, 2007(1) (Unaudited)	Distressed Securities & Special Situations-1 Portfolio	Equity Options Overlay-1 Portfolio
Investment Income:
Dividend income on long positions	591,113	121,291
Interest income	1,231,701	117,976
Other income	—	10,157
Total Investment Income	1,822,814	249,424

Expenses:
Investment advisory fees	908,931	223,185
Operating services fees	217,044	53,754
Total operating expenses before interest expense and
dividends on securities sold short	1,125,975	276,939
Interest expense on credit facility	83,929	32,267
Dividends on securities sold short	110,541	3,920
Total Expenses	1,320,445	313,126

Net Investment Income (Loss)	502,369	(63,702)

Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Securities sold short, Future and swap contracts and
Written option contracts:
Realized loss on:
Investments	1,428,653	51,064
Foreign currencies	(14,392)	95
Securities sold short	996,793	—
Written option contracts	16,558	208,800

Net Realized Gain (Loss) on Investments, Foreign currencies,
Securities sold short and Written option contracts	2,427,612	259,959
Change in unrealized appreciation (depreciation) on:
Investments	9,552,797	1,234,538
Foreign currencies	7,410	376
Securities sold short	277,185	(43,421)
Written option contracts	(7,869)	(336,937)
Net Unrealized Gain (Loss) on Investments, Foreign currencies,
Securities sold short and Written option contracts	9,829,523	854,556
Net Realized and Unrealized Gain (Loss) on Investments, Foreign
currencies, Securities sold short and Written option contracts	12,257,135	1,114,515

Net Increase in Net Assets Resulting from Operations	$12,759,504	$1,050,813

(1) Commencement of operations for the Equity Options Overlay-1 Portfolio was January 8, 2007.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Operations

For the Six Months Ended June 30, 2007 (Unaudited)	Fixed Income Arbitrage-1 Portfolio	Global Hedged Income-1 Portfolio
Investment Income:
Dividend income on long positions	$—	$12,545
Interest income	1,688,534	753,655
Other income	20,105	140,894
Total Investment Income	1,708,639	907,094

Expenses:
Investment advisory fees	464,441	212,294
Operating services fees	112,422	51,000
Total operating expenses before interest expense and
dividends on securities sold short	576,863	263,294
Interest expense on credit facility	—	10,240
Dividends on securities sold short	—	121,783
Total Expenses	576,863	395,317

Net Investment Income	1,131,776	511,777

Realized and Unrealized Gain (Loss) on Investments, Forward foreign currency contracts,
Foreign currencies, Securities sold short and Future and Swap Contracts
Realized gain (loss) on:
Investments	(100,026)	209,936
Forward foreign currency contracts	—	(17,502)
Securities sold short	—	39,300
Future and Swap contracts	(303,002)	70,017

Net Realized Gain (Loss) on Investments, Forward foreign currency contracts,
Foreign currencies, Securities sold short and Future and Swap contracts	(403,028)	301,751
Change in unrealized appreciation (depreciation) on:
Investments	233,721	(249,405)
Forward foreign currency contracts	(699)	(29,254)
Foreign currencies	—	3,695
Securities sold short	—	20,760
Future contracts	(768,574)	2,187
Swap contracts	(1,541,832)	(13,008)
Net Unrealized Gain (Loss) on Investments, Forward foreign currency contracts,
Foreign currencies, Securities sold short and Future and Swap contracts	(2,077,384)	(265,025)
Net Realized and Unrealized Gain (Loss) on Investments, Forward foreign currency contracts, Foreign currencies, Securities sold short and Future
and Swap contracts	(2,480,412)	36,726

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,348,636)	$548,503

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Operations

For the Six Months Ended June 30, 2007 (Unaudited)	Long/Short Equity-Deep Discount Value-1 Portfolio	Long/Short Equity―Earnings Revision-1 Portfolio
Investment Income:
Dividend income on long positions	$113,572	$169,601
Interest income	120,190	35,625
Other income	140,605	826,387
Total Investment Income	374,367	1,031,613

Expenses:
Investment advisory fees	366,768	365,304
Other expenses	20,492	87,776
Total operating expenses before interest expense and
dividends on securities sold short	387,260	453,080
Interest expense on credit facility	53,240	—
Dividends on securities sold short	74,827	197,480
Total Expenses	515,327	650,560

Net Investment Income (Loss)	(140,960)	381,053

Realized and Unrealized Gain (Loss) on Investments, Securities sold short and Written Option Contracts:
Realized gain (loss) on:
Investments	1,293,837	1,210,090
Securities sold short	(574,464)	(2,425,788)
Written option contracts	165,666	—

Net Realized Gain (Loss) on Investments, Securities sold short,
and Written option contracts	885,039	(1,215,698)
Change in unrealized appreciation (depreciation) on:
Investments	762,402	2,840,912
Securities sold short	307,658	(835,380)
Written option contracts	(15,684)	—
Net Unrealized Gain (Loss) on Investments, Securities sold short
and Written option contracts	1,054,376	2,005,532
Net Realized and Unrealized Gain (Loss) on Investments,
Securities sold short and Written option contracts	1,939,415	789,834

Net Increase in Net Assets Resulting from Operations	$1,798,455	$1,170,887

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Operations

For the Six Months Ended June 30, 2007 (Unaudited)	Long/Short Equity―Global-1 Portfolio	Long/Short Equity―Healthcare/ Biotech-1 Portfolio
Investment Income:
Dividend income on long positions	$792,286	$47,196
Interest income	106,525	12,158
Other income	—	303,734
Total Investment Income	898,811	363,088

Expenses:
Investment advisory fees	254,624	155,014
Other expenses	65,522	37,729
Total operating expenses before interest expense and
dividends on securities sold short	320,146	192,743
Interest expense on credit facility	51,986	—
Dividends on securities sold short	1,083	3,501
Total Expenses	373,215	196,244

Net Investment Income	525,596	166,844

Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Securities sold short:
Realized gain (loss) on:
Investments	2,042,352	627,229
Foreign currencies	(1,268)	—
Securities sold short	—	(842,086)

Net Realized Gain (Loss) on Investments, Foreign currencies
and Securities sold short	2,041,084	(214,857)
Change in unrealized appreciation (depreciation) on:
Investments	3,957,797	332,592
Foreign currencies	(18,370)	—
Securities sold short	—	255,340
Net Unrealized Gain (Loss) on Investments, Foreign
currencies and Securities sold short	3,939,427	587,932
Net Realized and Unrealized Gain (Loss) on Investments,
Foreign currencies and Securities sold short	5,980,511	373,075

Net Increase in Net Assets Resulting from Operations	$6,506,107	$539,919

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Operations

For the Six Months Ended June 30, 2007 (Unaudited)	Long/Short Equity―International-1 Portfolio	Long/Short Equity―Momentum-1 Portfolio
Investment Income:
Dividend income on long positions	$320,320	$82,471
Interest income	43,366	37,230
Other income	549,487	686,604
Total Investment Income	913,173	806,305

Expenses:
Investment advisory fees	294,290	295,239
Other expenses	71,472	72,689
Total operating expenses before interest expense and
dividends on securities sold short	365,762	367,928
Interest expense on credit facility	54,273	12,592
Dividends on securities sold short	553,683	147,091
Total Expenses	973,718	527,611

Net Investment Income (Loss)	(60,545)	278,694

Realized and Unrealized Gain (Loss) on Investments, Foreign Currencies
and Securities sold short:
Realized gain (loss) on:
Investments	2,416,252	2,699,603
Foreign currencies	(34,276)	—
Securities sold short	(2,097,580)	(3,696,720)

Net Realized Gain (Loss) on Investments, Foreign
currencies and Securities sold short	284,396	(997,117)
Change in unrealized appreciation (depreciation) on:
Investments	1,684,874	(274,636)
Foreign currencies	(661)	—
Securities sold short	85,570	63,561
Net Unrealized Gain (Loss) on Investments, Foreign
currencies and Securities sold short	1,769,783	(211,075)
Net Realized and Unrealized Gain (Loss) on Investments,
Foreign currencies and Securities sold short	2,054,179	(1,208,192)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,993,634	$(929,498)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Operations

For the Six Months Ended June 30, 2007 (Unaudited)	Long/Short Equity―REIT-1 Portfolio	Merger Arbitrage-1 Portfolio
Investment Income:
Dividend income on long positions	$442,152	$230,291
Interest income	137,872	57,712
Other income	619,231	6,765
Total Investment Income	1,199,255	294,768

Expenses:
Investment advisory fees	343,796	320,725
Other expenses	82,337	76,353
Total operating expenses before interest expense and
dividends on securities sold short	426,133	397,078
Interest expense on credit facility	—	132,765
Dividends on securities sold short	841,656	—
Total Expenses	1,267,789	529,843

Net Investment Loss	(68,534)	(235,075)

Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Securities sold short:
Realized gain (loss) on:
Investments	(210,848)	1,124,946
Securities sold short	216,272	—

Net Realized Gain (Loss) on Investments and
Securities sold short	5,424	1,124,946
Change in unrealized appreciation (depreciation) on:
Investments	(2,470,000)	1,733,252
Foreign currencies	—	(16)
Securities sold short	2,200,095	—
Net Unrealized Gain (Loss) on Investments, Foreign
currencies and Securities sold short	(269,905)	1,733,236
Net Realized and Unrealized Gain (Loss) on Investments,
Foreign currencies and Securities sold short	(264,481)	2,858,182

Net Increase (Decrease) in Net Assets Resulting from Operations	$(333,015)	$2,623,107

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

Convertible Bond Arbitrage-1 Portfolio (Unaudited)	Six Months Ended June 30, 2007	Period from April 28, 2006 through December 31, 2006

Operations:
Net investment income	$177,590	$188,991
Net realized gain on Investments
and Securities sold short	687,805	294,212
Change in unrealized appreciation (depreciation) on Investments
and Securities sold short	(244,924)	640,415
Net Increase in Net Assets Resulting from Operations	620,471	1,123,618

Dividends and Distributions to Shareholders:
Net investment income	—	(252,055)
Net realized gain on security transactions	—	(228,803)
Total Dividends and Distributions	—	(480,858)

Capital Share Transactions:
Proceeds from shares sold	10,343,450	5,196,222
Proceeds from shares issued to holders in
reinvestment of dividends	—	480,858
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	—	15,352,404
Net Increase in Net Assets from Capital Share Transactions	10,343,450	21,029,484

Total Increase in Net Assets	10,963,921	21,672,244

Net Assets:
Beginning of period	21,672,244	—
End of period*	$32,636,165	$21,672,244

* Including accumulated net investment loss	$(239,432)	$(417,022)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

Deep Value Hedged Income-1 Portfolio(1) (Unaudited)	Period from May 1, 2007 through June 30, 2007

Operations:
Net investment income	$92,689
Net realized gain on Investments and Securities sold short	454
Change in unrealized appreciation on Investments and
Securities sold short	2,020,149
Net Increase in Net Assets Resulting from Operations	2,113,292

Dividends and Distributions to Shareholders:
Net investment income	—
Net realized gain on security transactions	—
Total Dividends and Distributions	—

Capital Share Transactions:
Proceeds from shares sold	19,841,582
Proceeds from shares issued to holders in
reinvestment of dividends	—
Net Increase in Net Assets from Capital Share Transactions	19,841,582

Total Increase in Net Assets	21,954,874

Net Assets:
Beginning of period	—
End of period*	$21,954,874

* Including undistributed net investment income	$454

(1) Commencement of operations for the Deep Value Hedged Income-1 Portfolio was May 1, 2007.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

Distressed Securities & Special Situations-1 Portfolio (Unaudited)	Six Months Ended June 30, 2007	Period from April 28, 2006 through December 31, 2006

Operations:
Net investment income	$502,369	$122,438
Net realized gain (loss) on Investments, Foreign currencies, Securities
sold short, Future and Swap contracts and Written option contracts	2,427,612	1,810,447
Change in unrealized appreciation (depreciation) on Investments,
Foreign currencies, Securities sold short, Future and Swap contracts
and Written option contracts	9,829,523	6,452,817
Net Increase in Net Assets Resulting from Operations	12,759,504	8,385,702

Dividends and Distributions to Shareholders:
Net investment income	—	(151,518)
Net realized gain on security transactions	—	(2,676,504)
Total Dividends and Distributions	—	(2,828,022)

Capital Share Transactions:
Proceeds from shares sold	26,546,841	15,613,768
Proceeds from shares issued to holders in
reinvestment of dividends	—	2,828,022
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	—	33,421,721
Net Increase in Net Assets from Capital Share Transactions	26,546,841	51,863,511

Total Increase in Net Assets	39,306,345	57,421,191

Net Assets:
Beginning of period	57,421,191	—
End of period*	$96,727,536	$57,421,191

* Including undistributed (accumulated) net investment income (loss)	$474,428	$(27,941)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

Equity Options Overlay-1 Portfolio(1) (Unaudited)	Period from January 8, 2007 through June 30, 2007

Operations:
Net investment loss	$(63,702)
Net realized gain on Investments, Foreign currencies, Securities
sold short, Future and Swap contracts and Written option contracts	259,959
Change in unrealized appreciation on Investments,
Foreign currencies, Securities sold short, Future and Swap contracts
and Written option contracts	854,556
Net Increase in Net Assets Resulting from Operations	1,050,813

Dividends and Distributions to Shareholders:
Net investment income	—
Total Dividends and Distributions	—

Capital Share Transactions:
Proceeds from shares sold	34,912,028
Proceeds from shares issued to holders in
reinvestment of dividends	—
Net Increase in Net Assets from Capital Share Transactions	34,912,028

Total Increase in Net Assets	35,962,841

Net Assets:
Beginning of period	—
End of period*	$35,962,841

* Including accumulated net investment loss	$(63,702)

(1) Commencement of operations for the Equity Options Overlay-1 Portfolio was January 8, 2007.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

Fixed Income Arbitrage-1 Portfolio (Unaudited)	Six Months Ended June 30, 2007	Period from April 28, 2006 through December 31, 2006

Operations:
Net investment income	$1,131,776	$1,167,308
Net realized (loss) on Investments, Forward foreign currency contracts,
Foreign currencies, Securities sold short and Future and Swap contracts	(403,028)	(423,324)
Change in unrealized appreciation (depreciation) on Investments, Forward foreign currency contracts, Foreign currencies, Securities sold short and
Future and Swap contracts	(2,077,384)	1,160,768
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,348,636)	1,904,752

Dividends and Distributions to Shareholders:
Net investment income	—	(2,892,915)
Total Dividends and Distributions	—	(2,892,915)

Capital Share Transactions:
Proceeds from shares sold	11,612,502	10,363,308
Proceeds from shares issued to holders in
reinvestment of dividends	—	2,892,915
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	—	28,246,491
Net Increase in Net Assets from Capital Share Transactions	11,612,502	41,502,714

Total Increase in Net Assets	10,263,866	40,514,551

Net Assets:
Beginning of period	40,514,551	—
End of period*	$50,778,417	$40,514,551

* Including accumulated net investment loss	$(383,376)	$(1,515,152)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

Global Hedged Income-1 Portfolio (Unaudited)	Six Months Ended June 30, 2007	Period from April 28, 2006 through December 31, 2006

Operations:
Net investment income	$511,777	$225,834
Net realized gain (loss) on Investments, Forward foreign currency contracts, Foreign currency, Securities sold short, Future and Swap
contracts and Written option contracts	301,751	(139,555)
Change in unrealized appreciation (depreciation) on Investments,
Forward foreign currency contracts, Foreign currencies, Securities
sold short, Future and Swap contracts, and Written option contracts	(265,025)	251,054
Net Increase in Net Assets Resulting from Operations	548,503	337,333

Dividends and Distributions to Shareholders:
Net investment income	—	(179,681)
Total Dividends and Distributions	—	(179,681)

Capital Share Transactions:
Proceeds from shares sold	21,934,289	13,477,541
Proceeds from shares issued to holders in
reinvestment of dividends	—	129,681
Net Increase in Net Assets from Capital Share Transactions	21,934,289	13,607,222

Total Increase in Net Assets	22,482,792	13,764,874

Net Assets:
Beginning of period	13,764,874	—
End of period*	$36,247,666	$13,764,874

* Including undistributed (accumulated) net investment income (loss)	$477,866	$(35,263)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

Long/Short Equity―Deep Discount Value-1 Portfolio (Unaudited)	Six Months Ended June 30, 2007	Period from April 28, 2006 through December 31, 2006

Operations:
Net investment loss	$(140,960)	$(132,648)
Net realized gain (loss) on Investments, Securities sold short
and Written option contracts	885,039	(406,549)
Change in unrealized appreciation (depreciation) on Investments,
Securities sold short and Written option contracts	1,054,376	624,579
Net Increase in Net Assets Resulting from Operations	1,798,455	85,382

Dividends and Distributions to Shareholders:
Net investment income	—	—
Net realized gain on security transactions	—	(104,008)
Total Dividends and Distributions	—	(104,008)

Capital Share Transactions:
Proceeds from shares sold	11,069,344	16,055,650
Cost of shares redeemed	—	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	104,008
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	—	10,532,138
Net Increase in Net Assets from Capital Share Transactions	11,069,344	26,691,796

Total Increase in Net Assets	12,867,799	26,673,170

Net Assets:
Beginning of period	26,673,170	—
End of period*	$39,540,969	$26,673,170

* Including undistributed (accumulated) net investment income (loss)	$(140,960)	$—

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

Long/Short Equity―Earnings Revision-1 Portfolio (Unaudited)	Six Months Ended June 30, 2007	Period from April 28, 2006 through December 31, 2006

Operations:
Net investment income	$381,053	$319,037
Net realized (loss) on Investments, Securities sold short
and Written option contracts	(1,215,698)	(489,170)
Change in unrealized appreciation on Investments,
Securities sold short and Written option contracts	2,005,532	5,740,149
Net Increase in Net Assets Resulting from Operations	1,170,887	5,570,016

Dividends and Distributions to Shareholders:
Net investment income	—	(302,000)
Total Dividends and Distributions	—	(302,000)

Capital Share Transactions:
Proceeds from shares sold	12,927,642	267,089
Cost of shares redeemed	—	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	302,000
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	—	22,206,337
Net Increase in Net Assets from Capital Share Transactions	12,927,642	22,775,426

Total Increase in Net Assets	14,098,529	28,043,442

Net Assets:
Beginning of period	28,043,442	—
End of period*	$42,141,971	$28,043,442

* Including undistributed net investment income	$408,034	$18,664

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

Long/Short Equity―Global-1 Portfolio (Unaudited)	Six Months Ended June 30, 2007	Period from April 28, 2006 through December 31, 2006

Operations:
Net investment income (loss)	$525,596	$(64,973)
Net realized gain (loss) on Investments, Foreign currencies
and Securities sold short	2,041,084	1,436,143
Change in unrealized appreciation on Investments,
Foreign currencies and Securities sold short	3,939,427	1,508,780
Net Increase in Net Assets Resulting from Operations	6,506,107	2,879,950

Dividends and Distributions to Shareholders:
Net investment income	—	—
Total Dividends and Distributions	—	—

Capital Share Transactions:
Proceeds from shares sold	15,831,278	1,009,879
Cost of shares redeemed	—	(4,700,000)
Proceeds from shares issued to holders in
reinvestment of dividends	—	—
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	—	14,929,949
Net Increase in Net Assets from Capital Share Transactions	15,831,278	11,239,828

Total Increase in Net Assets	22,337,385	14,119,778

Net Assets:
Beginning of period	14,119,778	—
End of period*	$36,457,163	$14,119,778

* Including undistributed (accumulated) net investment income (loss)	$277,637	$(247,959)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

Long/Short Equity―Healthcare/Biotech-1 Portfolio (Unaudited)	Six Months Ended June 30, 2007	Period from April 28, 2006 through December 31, 2006

Operations:
Net investment income	$166,844	$45,012
Net realized gain (loss) on Investments, Foreign currencies
and Securities sold short	(214,857)	375,839
Change in unrealized appreciation on Investments,
Foreign currencies and Securities sold short	587,932	(39,844)
Net Increase in Net Assets Resulting from Operations	539,919	381,007

Dividends and Distributions to Shareholders:
Net investment income	—	(43,929)
Net realized gain on security transactions	—	(451,407)
Total Dividends and Distributions	—	(495,336)

Capital Share Transactions:
Proceeds from shares sold	15,168,985	10,049,426
Proceeds from shares issued to holders in
reinvestment of dividends	—	495,336
Net Increase in Net Assets from Capital Share Transactions	15,168,985	10,544,762

Total Increase in Net Assets	15,708,904	10,430,433

Net Assets:
Beginning of period	10,430,433	—
End of period*	$26,139,337	$10,430,433

* Including undistributed net investment income	$167,999	$1,155

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

Long/Short Equity―International-1 Portfolio (Unaudited)	Six Months Ended June 30, 2007	Period from April 28, 2006 through December 31, 2006

Operations:
Net investment loss	$(60,545)	$(63,619)
Net realized gain on Investments, Foreign currencies
and Securities sold short	284,396	82,037
Change in unrealized appreciation on Investments,
Foreign currencies and Securities sold short	1,769,783	362,798
Net Increase in Net Assets Resulting from Operations	1,993,634	381,216

Dividends and Distributions to Shareholders:
Net investment income	—	—
Net realized gain on security transactions	—	(176,520)
Total Dividends and Distributions	—	(176,520)

Capital Share Transactions:
Proceeds from shares sold	17,077,561	8,008,927
Proceeds from shares issued to holders in
reinvestment of dividends	—	176,520
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	—	11,534,212
Net Increase in Net Assets from Capital Share Transactions	17,077,561	19,719,659

Total Increase in Net Assets	19,071,195	19,924,355

Net Assets:
Beginning of period	19,924,355	—
End of period*	$38,995,550	$19,924,355

* Including accumulated net investment loss	$(97,150)	$(36,605)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

Long/Short Equity―Momentum-1 Portfolio (Unaudited)	Six Months Ended June 30, 2007	Period from April 28, 2006 through December 31, 2006

Operations:
Net investment income	$278,694	$343,723
Net realized gain (loss) on Investments, Foreign currencies
Securities sold short	(997,117)	956,820
Change in unrealized appreciation on Investments,
Foreign currencies and Securities sold short	(211,075)	4,644,239
Net Increase (Decrease) in Net Assets Resulting from Operations	(929,498)	5,944,782

Dividends and Distributions to Shareholders:
Net investment income	—	(330,881)
Net realized gain on security transactions	—	(786,481)
Total Dividends and Distributions	—	(1,117,362)

Capital Share Transactions:
Proceeds from shares sold	7,869,100	1,129,496
Proceeds from shares issued to holders in
reinvestment of dividends	—	1,117,362
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	—	20,418,781
Net Increase in Net Assets from Capital Share Transactions	7,869,100	22,665,639

Total Increase in Net Assets	6,939,602	27,493,059

Net Assets:
Beginning of period	27,493,059	—
End of period*	$34,432,661	$27,493,059

* Including accumulated net investment income	$302,093	$13,069

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

Long/Short Equity―REIT-1 Portfolio (Unaudited)	Six Months Ended June 30, 2007	Period from April 28, 2006 through December 31, 2006

Operations:
Net investment income (loss)	$(68,534)	$8,519
Net realized gain (loss) on Investments and
Securities sold short	5,424	(79,824)
Change in unrealized appreciation on Investments, Foreign currency
contracts and Securities sold short	(269,905)	1,118,618
Net Increase (Decrease) in Net Assets Resulting from Operations	(333,015)	1,047,313

Dividends and Distributions to Shareholders:
Net investment income	—	(169,338)
Total Dividends and Distributions	—	(169,338)

Capital Share Transactions:
Proceeds from shares sold	10,409,641	12,256,083
Proceeds from shares issued to holders in
reinvestment of dividends	—	169,338
Capital shares issued in reorganization of Alpha Hedged Strategies Fund	—	14,341,442
Net Increase in Net Assets from Capital Share Transactions	10,409,641	26,766,863

Total Increase in Net Assets	10,076,626	27,644,838

Net Assets:
Beginning of period	27,644,838	—
End of period*	$37,721,464	$27,644,838

* Including undistributed net investment income	$130,887	$—

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

Merger Arbitrage-1 Portfolio (Unaudited)	Six Months Ended June 30, 2007	Period from April 28, 2006 through December 31, 2006

Operations:
Net investment loss	$(235,075)	$(123,674)
Net realized gain (loss) on Investments and Securities sold short	1,124,946	831,870
Change in unrealized appreciation on Investments, Foreign currency
contracts and Securities sold short	1,733,236	1,411,480
Net Increase in Net Assets Resulting from Operations	2,623,107	2,119,676

Dividends and Distributions to Shareholders:
Net realized gain on security transactions	—	(630,575)
Total Dividends and Distributions	—	(630,575)

Capital Share Transactions:
Proceeds from shares sold	10,967,732	6,154,999
Proceeds from shares issued to holders in
reinvestment of dividends	—	430,575
	—	15,874,217
Net Increase in Net Assets from Capital Share Transactions	10,967,732	22,459,791

Total Increase in Net Assets	13,590,839	23,948,892

Net Assets:
Beginning of period	23,948,892	—
End of period*	$37,539,731	$23,948,892

* Including undistributed (accumulated) net investment income (loss)	$(220,411)	$—

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows
For the Period from May 1, 2007 through June 30, 2007 (Unaudited)

Deep Value Hedged Income-1 Portfolio

Cash Provided by (Used in) Operations:
Net increase in net assets from operations	$2,113,292
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:

Purchases of investments	(20,101,012)
Proceeds from sales of investments	25,634
Increase in dividends and interest receivable	(115,332)
Increase in other receivables	(6,418)
Increase in accrued expenses and other liabilities	62,857
Unrealized appreciation on investments	(2,020,149)
Net realized gain on investments	(454)
Net cash used in operating activities	(20,041,582)

Cash Provided by Financing Activities:
Proceeds from capital shares sold	19,841,582
Increase in short term borrowing on credit facility	200,000
Net cash provided by financing activities	20,041,582

Net increase in cash	—
Cash, beginning of period	—
Cash, end of period	$—

Supplemental Information:
Cash paid for interest on short term borrowing on credit facility	$2,984

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows
Six Months Ended June 30, 2007 (Unaudited)

Global Hedged Income-1 Portfolio

Cash Provided by (Used in) Operations:
Net increase in net assets from operations	$548,503
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:

Purchases of investments	(133,555,664)
Proceeds from sales of investments	102,443,667
Decrease in deposits at brokers for short sales	3,120,205
Decrease in receivable from broker for proceeds on securities sold short	4,967,729
Increase in receviable for investments sold	(47,601)
Increase in dividends and interest receivable	(222,737)
Decrease in other receivables	19,850
Decrease in receivable for swap contracts	1,013,008
Decrease in receivable for forward foreign currency contracts	35,263
Increase in payable for investments purchased	1,485,473
Increase in payable for swap contracts	35,625
Increase in accrued expenses and other liabilities	34,313
Unrealized depreciation on investments	265,025
Net realized gain on investments	(301,751)
Net cash used in operating activities	(20,159,092)

Cash Provided by (Used in) Financing Activities:
Proceeds from capital shares sold	21,934,289
Decrease in short term borrowing on credit facility	(1,698,750)
Net cash provided by financing activities	20,235,539

Net increase in cash	76,447
Cash, beginning of period	—
Cash, end of period	$—

Supplemental Information:
Cash paid for interest on short term borrowing on credit facility	$2,984

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows
Six Months Ended June 30, 2007 (Unaudited)

Long/Short Equity―Global-1 Portfolio

Cash Provided by (Used in) Operations:
Net increase in net assets from operations	$6,506,107
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:

Purchases of investments	(53,164,663)
Proceeds from sales of investments	42,762,826
Increase in dividends and interest receivable	(562,867)
Increase in other receivables	(5,425)
Increase in deposits for short sales	(512,905)
Increase in payable for investments purchased	88,967
Increase in accrued expenses and other liabilities	97,343
Unrealized appreciation on investments	(3,939,427)
Net realized gain on investments	(2,041,084)
Net cash used in operating activities	(10,771,128)

Cash Provided by (Used in) Financing Activities:
Proceeds from capital shares sold	15,831,278
Decrease in short term borrowing on credit facility	(5,060,150)
Net cash provided by financing activities	10,771,128

Net increase in cash	—
Cash, beginning of period	—
Cash, end of period	$—

Supplemental Information:
Cash paid for interest on short term borrowing on credit facility	$24,779

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows
Six Months Ended June 30, 2007 (Unaudited)

Merger Arbitrage-1 Portfolio

Cash Provided by (Used in) Operations:
Net increase in net assets from operations	$2,623,107
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:
Purchases of investments	(47,472,459)
Proceeds from sales of investments	37,341,876
Increase in dividends and interest receivable	(34,439)
Increase in other receivables	(5,998)
Increase in accrued expenses and other liabilities	38,363
Unrealized appreciation on investments	(1,733,236)
Net realized gain on investments	(1,124,946)
Net cash used in operating activities	(10,367,732)

Cash Provided by (Used in) Financing Activities:
Proceeds from capital shares sold	10,967,732
Decrease in short term borrowing on credit facility	(600,000)
Net cash provided by financing activities	10,367,732

Net increase in cash	—
Cash, beginning of period	—
Cash, end of period	$—

Supplemental Information:
Cash paid for interest on short term borrowing on credit facility	$131,072

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Convertible Bond Arbitrage-1 Portfolio		Deep Value Hedged Income-1 Portfolio(2)		Distressed Securities & Special Situations- Portfolio
	Six Months Ended June 30, 2007 (Unaudited)	Period from April 28, 2006 through December 31, 2006	Period Ended June 30, 2007(Unaudited)		Six Months Ended June 30, 2007(Unaudited)	Period from April 28, 2006 through December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$9.94	$10.00	$10.00		$9.51	$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (3)	0.06	0.10	0.05		0.06	0.02
Net realized and unrealized gain (loss) on investments	0.17	0.07	1.03		1.48	(0.01)
Total Gain from Investment Operations	0.23	0.17	1.08		1.54	0.01

Less Dividends and Distributions:
Net investment income	—	(0.12)	—		—	(0.03)
Net realized gains	—	(0.11)	—		—	(0.47)
Total Dividends and Distributions	—	(0.23)	—		—	(0.50)

Net Asset Value, End of Period	$10.17	$9.94	$11.08		$11.05	$9.51

Total Return(4)	2.31%	1.56%	10.80%		16.19%	0.18%

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$32,636	$21,672	$21,955		$96,728	$57,421

Ratio of expenses including dividends on short positions
and interest expense to average net assets:(5)	3.29%	4.73%	3.12%		3.45%	4.23%

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:(5)	3.00%	3.00%	3.00%		3.00%	3.00%

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:(5)	0.81%	1.29%	2.22%		0.75%	0.20%

Ratio of net investment income excluding dividends on short
positions and interest expense to average net assets:(5)	1.10%	3.02%	2.34%		1.20%	1.43%

Ratio of interest expense and dividends on short positions
to average net assets:(5)	0.29%	1.73%	0.12%		0.45%	1.23%

Portfolio turnover rate(4)	71%	98%	0%	(6)	52%	74%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Commencement of operations for the Deep Value Hedged Income-1 Portfolio was May 1, 2007.
(3) For the six months ended June 30, 2007 and the period ended December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.08 and $0.22 for the Convertible Bond Arbitrage-1 Portfolio, $0.05 and N/A for the Deep Value Hedged Income-1 Portfolio, and $0.08 and $0.10 for the Distressed Securities & Special Situations-1 Portfolio, respectively.

(4) Not Annualized.
(5) Annualized.
(6) Percentage is less than 1%.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Equity Options Overlay-1 Porfolio(2)	Fixed Income Arbitrage-1 Portfolio		Global Hedged Income-1 Portfolio(3)
	Six Months Ended June 30, 2007(Unaudited)	Six Months Ended June 30, 2007 (Unaudited)	Period from April 28, 2006 through December 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Period from May 24, 2006 through December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.00	$10.09	$10.00	$10.12	$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (4)	(0.03)	0.25	0.35	0.26	0.18
Net realized and unrealized gain (loss) on investments	0.53	(0.60)	0.52	0.07	0.07
Total Gain from Investment Operations	0.50	(0.35)	0.87	0.33	0.25

Less Dividends and Distributions:
Net investment income	—	—	(0.78)	—	(0.13)
Net realized gains	—	—	—	—	—
Total Dividends and Distributions	—	—	(0.78)	—	(0.13)

Net Asset Value, End of Period	$10.50	$9.74	$10.09	$10.45	$10.12

Total Return(5)	5.00%	(3.47%)	8.67%	3.26%	2.55%

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$35,963	$50,778	$40,515	$36,248	$13,765

Ratio of expenses including dividends on short positions
and interest expense to average net assets:(6)	3.34%	3.00%	3.37%	4.29%	4.34%

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:(6)	3.00%	3.00%	3.00%	3.00%	3.00%

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:(6)	(1.02%)	4.59%	4.89%	4.58%	2.77%

Ratio of net investment income excluding dividends on short
positions and interest expense to average net assets:(6)	(0.68%)	4.59%	5.26%	5.87%	4.11%

Ratio of interest expense and dividends on short positions
to average net assets:(6)	0.34%	0.00%	0.37%	1.29%	1.34%

Portfolio turnover rate(5)	80%	21%	61%	267%	152%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Commencement of operations for the Equity Options Overlay-1 Portfolio was January 8, 2007.
(3) Commencement of operations for the Global Hedged Income-1 Portfolio was May 24, 2006.
(4) For the six months ended June 30, 2007 and the period ended December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was
($0.01) and N/A for the Equity Options Overlay-1 Portfolio, $0.25 and $0.38 for the Fixed Income Arbitrage-1 Portfolio, and $0.33 and $0.26 for the Global Hedged Income-1 Portfolio,
respectively.
(5) Not Annualized.
(6) Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Long/Short Equity― Deep Discount Value-1 Portfolio		Long/Short Equity― Earnings Revision-1 Portfolio		Long/Short Equity―Global-1 Portfolio
	Six Months Ended June 30, 2007 (Unaudited)	Period from April 28, 2006 through December 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Period from April 28, 2006 through December 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Period from April 28, 2006 through December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.53	$10.00	$10.02	$10.00	$10.31	$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	(0.04)	(0.06)	0.11	0.12	0.26	(0.04)
Net realized and unrealized gain (loss) on investments	0.53	(1.38)	0.30	0.01	2.89	0.35
Total Loss from Investment Operations	0.49	(1.44)	0.41	0.13	3.15	0.31

Less Dividends and Distributions:
Net investment income	—	—	—	(0.11)	—	—
Net realized gains	—	(0.03)	—	—	—	—
Total Dividends and Distributions	—	(0.03)	—	(0.11)	—	—

Net Asset Value, End of Period	$9.02	$8.53	$10.43	$10.02	$13.46	$10.31

Total Return(3)	5.74%	(14.36%)	4.09%	1.28%	30.55%	3.10%

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$39,541	$26,673	$42,142	$28,043	$36,457	$14,120

Ratio of expenses including dividends on short positions
and interest expense to average net assets: (4)	3.83%	4.18%	4.12%	4.20%	3.44%	4.47%

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets: (4)	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%

Ratio of net investment loss including dividends on short
positions and interest expense to average net assets: (4)	(1.40%)	(1.28%)	1.75%	1.53%	4.02%	(0.82%)

Ratio of net investment loss excluding dividends on short
positions and interest expense to average net assets: (4)	(0.57%)	(0.10%)	2.87%	2.73%	4.46%	0.65%

Ratio of interest expense and dividends on short positions to average net assets: (4)	0.83%	1.18%	1.12%	1.20%	0.44%	1.47%

Portfolio turnover rate (3)	218%	323%	33%	54%	139%	171%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) For the six months ended June 30, 2007 and the period ended December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was
$0.00 and $0.01 for the Long/Short Equity―Deep Discount Value-1 Portfolio, $0.17 and $0.20 for the Long/Short Equity―Earnings Revision-1 Portfolio, and $0.28 and $0.05 for the
Long/Short Equity―Global-1 Portfolio, respectively.
(3) Not Annualized.
(4) Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Long/Short Equity― Healthcare/Biotech-1 Portfolio(2)		Long/Short Equity―International-1 Portfolio		Long/Short Equity―Momentum-1 Portfolio
	Six Months Ended June 30, 2007 (Unaudited)	Period from September 25, 2006 through December 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Period from April 28, 2006 through December 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Period from April 28, 2006 through December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$9.89	$10.00	$9.71	$10.00	$9.16	$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (3)	0.11	0.04	(0.02)	(0.03)	0.09	0.12
Net realized and unrealized gain (loss) on investments	0.06	0.34	0.56	(0.18)	(0.37)	(0.57)
Total Gain (Loss) from Investment Operations	0.17	0.38	0.54	(0.21)	(0.28)	(0.45)

Less Dividends and Distributions:
Net investment income	—	(0.04)	—	—	—	(0.12)
Net realized gains	—	(0.45)	—	(0.08)	—	(0.27)
Total Dividends and Distributions	—	(0.49)	—	(0.08)	—	(0.39)

Net Asset Value, End of Period	$10.06	$9.89	$10.25	$9.71	$8.88	$9.16

Total Return(4)	1.72%	3.83%	5.56%	(2.03%)	(3.06%)	(4.55%)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$26,139	$10,430	$38,996	$19,924	$34,433	$27,493

Ratio of expenses including dividends on short positions
and interest expense to average net assets:(5)	3.05%	3.04%	7.24%	6.01%	4.10%	4.15%

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:(5)	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%

Ratio of net investment income including dividends on short positions and interest expense to average net assets:(5)	1.75%	1.43%	(0.86%)	(0.66%)	1.45%	1.69%

Ratio of net investment income excluding dividends on short positions and interest expense to average net assets:(5)	1.80%	1.47%	3.38%	2.35%	2.55%	2.84%

Ratio of interest expense and dividends on short positions to average net assets:(5)	0.05%	0.04%	4.24%	3.01%	1.10%	1.15%

Portfolio turnover rate(4)	72%	76%	836%	429%	69%	98%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Commencement of operations for the Long/Short Equity―Healthcare/Biotech-1 Portfolio was September 25, 2006.
(3) For the six months ended June 30, 2007 and the period ended December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was
$0.11 and $0.05 for the Long/Short Equity―Healthcare/Biotech-1 Portfolio, $0.19 and $0.17 for the Long/Short Equity―International-1 Portfolio, and $0.14 and $0.19 for the Long/Short
Equity―Momentum-1 Portfolio, respectively.
(4) Not Annualized.
(5) Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Long/Short Equity―REIT-1 Portfolio		Merger Arbitrage-1 Portfolio
	Six Months Ended June 30, 2007(Unaudited)	Period from April 28, 2006 through December 31, 2006	Six Months Ended June 30, 2007(Unaudited)	Period from April 28, 2006 through December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.37	$10.00	$10.31	$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	(0.02)	—	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.05)	0.43	0.98	0.67
Total Gain (Loss) from Investment Operations	(0.07)	0.43	0.90	0.61

Less Dividends and Distributions:
Net investment income	—	(0.06)	—	—
Net realized gains	—	—	—	(0.30)
Total Dividends and Distributions	—	(0.06)	—	(0.30)

Net Asset Value, End of Period	$10.30	$10.37	$11.21	$10.31

Total Return(3)	(0.68%)	4.34%	8.73%	6.22%

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$37,721	$27,645	$37,540	$23,949

Ratio of expenses including dividends on short positions
and interest expense to average net assets:(4)	8.10%	7.90%	3.87%	4.36%

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:(4)	3.00%	3.00%	3.00%	3.00%

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:(4)	(0.82%)	(0.11%)	(1.94%)	(1.29%)

Ratio of net investment income excluding dividends on short
positions and interest expense to average net assets:(4)	4.28%	4.79%	(1.07%)	0.07%

Ratio of interest expense and dividends on short positions
to average net assets:(4)	5.10%	4.90%	0.87%	1.36%

Portfolio turnover rate(3)	151%	347%	109%	140%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) For the six months ended June 30, 2007 and the period ended December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.24 and $0.34 for the Long/Short Equity―REIT-1 Portfolio and ($0.04) and $0.03 for the Merger Arbitrage-1 Portfolio, respectively.
(3) Not Annualized.
(4) Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization

AIP Alternative Strategies Funds (the ‘‘Trust’’) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the ‘‘1940 Act’’), as amended. The Trust is an open-ended management investment company issuing two non-diversified series of shares to investors, Alpha Hedged Strategies Fund (formerly known as the Alpha Strategies I Fund) (‘‘Alpha’’) and Beta Hedged Strategies Fund (‘‘Beta’’) (collectively, the ‘‘Funds’’). Each Fund of the Trust has its own investment objective and policies. Alpha and Beta commenced operations on September 23, 2002 and April 28, 2006, respectively.

Underlying Funds Trust (the ‘‘UFT’’), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006, Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the ‘‘Portfolios’’). As of June 30, 2007, the UFT consisted of the following Portfolios: Convertible Bond Arbitrage-1, Deep Value Hedged Income-1, Distressed Securities & Special Situations-1, Equity Options Overlay-1, Fixed Income Arbitrage-1, Global Hedged Income-1, Long/Short Equity—Deep Discount Value-1, Long/Short Equity—Earning Revision-1, Long/Short Equity—Global-1, Long/Short Equity—Healthcare/Biotech-1, Long/Short Equity—International-1, Long/Short Equity—Momentum-1, Long/Short Equity—REIT-1, and the Merger Arbitrage-1 Portfolio. Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and is only available to affiliated, publicly offered Funds.

Under a Fund-of-Funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by Alternative Investment Partners, LLC (the ‘‘Advisor’’) and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

Investment Concentration
For the semi-annual period ended June 30, 2007 for Alpha and Beta Funds, the investment concentrations in the UFT Portfolios were as follows:

	Alpha	Beta

Convertible Bond Arbitrage-1 Portfolio	100.00%	0.00%
Deep Value Hedged Income-1 Portfolio	96.06	3.94
Distressed Securities & Special Situations-1 Portfolio	96.63	3.37
Equity Option Overlay-1 Portfolio	94.04	5.96
Fixed Income Arbitrage-1 Portfolio	97.55	2.45
Global Hedged Income-1 Portfolio	97.66	2.34
Long/Short Equity—Deep Discount Value-1 Portfolio	95.77	4.23
Long/Short Equity—Earning Revision-1 Portfolio	100.00	0.00
Long/Short Equity—Global-1 Portfolio	94.63	5.37
Long/Short Equity—Healthcare/Biotech-1 Portfolio	100.00	0.00
Long/Short Equity—International-1 Portfolio	96.63	3.37
Long/Short Equity—Momentum-1 Portfolio	97.13	2.87
Long/Short Equity—REIT-1 Portfolio	100.00	0.00
Merger Arbitrage-1 Portfolio	95.75	4.25

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

The Convertible Bond Arbitrage-1 Portfolio

Investment Objective
The Convertible Bond Arbitrage-1 Portfolio seeks to achieve current income and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bonds and common stock. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategy to be employed by the Portfolio includes relative value/arbitrage strategies in which the Portfolio may invest in both long and short securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities.

The Deep Value Hedged Income – 1 Portfolio

Investment Objective
The Deep Value Hedged Income - 1 Portfolio seeks to achieve capital preservation and appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to invest in companies in financial distress. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven Strategies, Distressed Securities Strategies and Market or Sector Timing/Trading Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Distressed Securities Strategy is where the Portfolio is designed to employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize. A  Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from the cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

The Distressed Securities & Special Situations-1 Portfolio

Investment Objective
The Distressed Securities & Special Situations-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to invest in companies in financial distress. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

The principal strategies to be employed by the Portfolio include Event Driven Strategies and Distressed Securities Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Distressed Securities Strategy is where the Portfolio is designed to employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

The Equity Options Overlay – 1 Portfolio

Investment Objective
The Equity Options Overlay – 1 Portfolio seeks to achieve capital preservation and appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity and equity-related U.S. securities, and utilized options to mitigate downside exposure.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies).  The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity, Long/Short Equity, and Privately Negotiated Options Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/ Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. A Privately Negotiated Options Strategy is designed to allow the Portfolio to benefit from an increase in the value of the asset or basket without owning the asset or the securities that comprise the basket. Privately negotiated options will allow for economic leverage without incurring risk beyond the premium paid for the option.

The Fixed Income Arbitrage-1 Portfolio

Investment Objective
The Fixed Income Arbitrage-1 Portfolio seeks to achieve current income with preservation of principal.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Fixed Income and High Yield Investment and Relative Value/Interest Rate Arbitrage Strategies. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt— commonly ‘‘junk bonds.’’ Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments. A Relative Value/Interest Rate Arbitrage Strategy is where the Portfolio invest both long and short in related securities or other

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

The Global Hedged Income-1 Portfolio

Investment Objective
The Global Hedged Income-1 Portfolio seeks to achieve current income and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in global securities and financial instruments, with an emphasis on sovereign fixed income securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading and Fixed Income and High Yield Investment Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to employ strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt—commonly ‘‘junk bonds.’’ Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

The Long/Short Equity—Deep Discount Value-1 Portfolio

Investment Objective
The Long/Short Equity—Deep Discount Value-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the fundamental valuations relative to current market price of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven, Market or Sector Timing/Trading Strategies, Long/Short Equity.  An Event Driven Strategy is where the Portfolio is designed to employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors and security types that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

The Long/Short Equity—Earning Revision-1 Portfolio

Investment Objective
The Long/Short Equity—Earning Revision-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the revisions of earnings estimates on the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—Global-1 Portfolio

Investment Objective
The Long/Short Equity—Global-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to emphasize recognizing and capitalizing on trends and stock specific opportunities in the international market.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies).  The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Long/Short Equity and Event Driven Strategies. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.  An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

The Long/Short Equity—Healthcare/Biotech-1 Portfolio

Investment Objective
The Long/Short Equity—Healthcare/Biotech-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equities of industry groups within the healthcare sector. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies).

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio may employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.  A Long/Short Equity Strategy is where the Portfolio may utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—International-1 Portfolio

Investment Objective
The Long/Short Equity—International-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies).  The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—Momentum-1 Portfolio

Investment Objective
The Long/Short Equity—Momentum-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the relative near-term price performance of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading, Market Neutral Equity and Long/Short Equity Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors and security types that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—REIT-1 Portfolio

Investment Objective
The Long/Short Equity—REIT-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies).  The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Long/Short Equity and Relative Value/Pairs Trading Arbitrage Strategies. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. A Relative Value/Pairs Trading Arbitrage Strategies is where the Portfolio is designed to employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities of different companies in the same industry.

The Merger Arbitrage-1 Portfolio

Investment Objective
The Merger Arbitrage-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in announced merger and acquisition transactions and in companies that may be attractive acquisition targets. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven and Relative Value/Merger Arbitrage Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Relative Value/Merger Arbitrage Strategy is where the Portfolio is designed to invest in both long and short positions in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities involved in an announced merger deal.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies that are in conformity with U.S. generally accepted accounting principles (“GAAP”) and which are followed consistently by the Portfolios in the preparation of its financial statements.

Investment Valuation and Transactions
Securities in the Portfolios are valued in the following manner:

Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the NASDAQ Global Market System are valued using the NASDAQ Official Closing Price (‘‘NOCP’’). Open short positions that are traded on the New York Stock Exchange, the American Stock Exchange and on the NASDAQ Global Market System are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Futures are valued at settlement price. Foreign equities are valued at the official closing price, last bid if no closing price. The value of swap agreements is equal to the Portfolios’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. Whether a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate.  As of June 30, 2007, the following Portfolios held fair valued securities:

		Percentage
	Market	of
	Value	Net Assets

Deep Value Hedged Income-1 Portfolio	$ 3,607,436	16.44%
Distressed Securities & Special Situations-1 Portfolio	5,038,449	5.21
Fixed Income Arbitrage-1 Portfolio	1,312,201	2.59
Global Hedged Income-1 Portfolio	6,484,460	17.89
Long/Short Equity-Global-1 Portfolio	7,419,415	20.35

Investments and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.  Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security.  Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

Distributions to Shareholders
Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

For the six months ended June 30, 2007, none of the Portfolios paid an ordinary income distribution to Alpha and Beta.

For the period ended December 31, 2006, the following Portfolios paid an ordinary income distribution to Alpha and Beta:

	Alpha	Beta

Convertible Bond Arbitrage-1 Portfolio	$252,055	$—
Distressed Securities & Special Situations-1 Portfolio	147,073	4,445
Fixed Income Arbitrage-1 Portfolio	2,892,915	—
Global Hedged Income-1 Portfolio	169,081	10,600
Long/Short Equity—Earning Revision-1 Portfolio	302,000	—
Long/Short Equity—Healthcare/Biotech-1 Portfolio	43,929	—
Long/Short Equity— Momentum - 1 Portfolio	318,592	12,289
Long/Short Equity—REIT-1 Portfolio	169,338	—

For the six months ended June 30, 2007, none of the Portfolios paid a short-term capital gain distribution to Alpha and Beta.

For the period ended December 31, 2006, the following Portfolios paid a short-term capital gain distribution to Alpha and Beta:

	Alpha	Beta

Distressed Securities & Special Situations - 1 Portfolio	$1,066,871	$32,646
Long/Short Equity—Deep Discount Value - 1 Portfolio	100,834	3,174
Long/Short Equity—Healthcare/Biotech-1 Portfolio	451,407	—
Long/Short Equity—International-1 Portfolio	26,201	1,105
Merger Arbitrage - 1 Portfolio	601,344	20,123

For the six months ended June 30, 2007, none of the Portfolios paid a long-term capital gain distribution to Alpha and Beta.

For the period ended December 31, 2006, the following Portfolios paid a long-term capital gain distribution to Alpha and Beta:

	Alpha	Beta

Convertible Bond Arbitrage-1 Portfolio	$228,803	$—
Distressed Securities & Special Situations-1 Portfolio	1,531,736	45,251
Long/Short Equity—International-1 Portfolio	143,171	6,043
Long/Short Equity— Momentum - 1 Portfolio	763,065	23,416
Merger Arbitrage - 1 Portfolio	8,796	312

Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

Short Sales
The Portfolios may engage in short sale transactions.  The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities available for collateral equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

Collateral on Short Sales
As segregated assets for short positions, the Portfolios are required under the 1940 Act to maintain assets consisting of cash or liquid securities. For short positions, this collateral must equal the market value of the securities sold short.

Futures Contracts
The Portfolios may purchase and sell futures contracts. Upon entering into a contract, the Portfolios deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required by the executing broker to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Currency Transactions
The Portfolios may engage in foreign currency transactions.  Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.

However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Forward Currency Exchange Contracts
The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date.  Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.  A realized gain or loss is recorded at the time the forward contract is close.

At June 30, 2007, certain Portfolios had entered into “position hedge” forward currency exchange contracts that obligated the Portfolio to deliver or receive currencies at a specified future date.  The net unrealized depreciation of $699 for the Fixed Income Arbitrage-1 Portfolio and net unrealized appreciation of $6,009 for the Global Hedged Income-1 Portfolio are included in the net unrealized appreciation (depreciation) section of the Statement of Assets and Liabilities.  The terms of the open contracts are as follows:

Fixed Income Arbitrage-1 Portfolio

Settlement	Currency to be	U.S. $ Value at	Currency to be	U.S. $ Value at
Date	Delivered	June 30, 2007	Received	June 30, 2007
07/26/2007	750,344 U.S. Dollars	$750,344	556,651 Euros	$754,031
07/26/2007	750,941 U.S. Dollars	750,941	4,446,828 Norwegian Kroner	754,797
07/26/2007	5,139,185 Swedish Krona	752,675	749,125 U.S. Dollars	749,125
07/26/2007	922,343 Swiss Francs	756,834	752,142 U.S. Dollars	752,142
		$3,010,794		$3,010,095

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

Global Hedged Income-1 Portfolio

Settlement	Currency to be	U.S. $ Value at	Currency to be	U.S. $ Value at
Date	Delivered	June 30, 2007	Received	June 30, 2007
08/07/2007	506,629 U.S. Dollars	$506,629	24,075,000 Philippine Peso	$520,785
09/18/2007	500,000 U.S. Dollars	500,000	4,480,000,000 Indonesian Rupiah	493,876
09/28/2007	500,000 U.S. Dollars	500,000	989,000,000 Columbian Peso	497,977
		$1,506,629		$1,512,638

Options
The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices.

The premium amount and the number of option contracts written by the Portfolios during the six months ended June 30, 2007, were as follows:

Distressed Securities & Special Situations-1 Portfolio:

		Number
	Premium	of
	Amount	Contracts
Options outstanding at December 31, 2006	$132,764	668
Options written	315,383	2,600
Options closed	(106,460)	(974)
Options exercised	—	—
Options expired	(127,305)	(654)
Options outstanding at June 30, 2007	$214,382	1,640

Equity Options Overlay-1 Portfolio:

		Number
	Premium	of
	Amount	Contracts
Options outstanding at December 31, 2006	$—	—
Options written	4,478,955	13,066
Options closed	(974,988)	(2,940)
Options exercised	(836,139)	(3,433)
Options expired	(49,277)	(296)
Options outstanding at June 30, 2007	$2,618,551	6,397

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

Long/Short Equity—Deep Discount Value-1 Portfolio:

		Number
	Premium	of
	Amount	Contracts
Options outstanding at December 31, 2006	$321,865	2,071
Options written	2,877,459	14,614
Options closed	(1,768,240)	(7,893)
Options exercised	(135,111)	(917)
Options expired	(950,612)	(6,121)
Options outstanding at June 30, 2007	$345,361	1,754

Swaps
The Portfolios may enter into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Portfolios to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Portfolios to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Portfolios to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Portfolios to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contact at a rate equal to LIBOR less 25 to 100 basis points.

The Portfolios may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Portfolios to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Portfolios are also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Portfolios to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Portfolios will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Portfolios consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Portfolios are limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Portfolios may also enter into credit default swaps. Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security or basket of securities. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Credit default swaps involve transferring the credit exposure of fixed income products between parties. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the product. By doing this, the risk of the default is transferred from the holder of the fixed income security to the seller of the swap.

The Portfolios may also enter into interest rate swap contracts. This type of swap contract obligates the Portfolios to pay the counterparty an amount tied to any increase in the spread between a floating or fixed rate payment over the term of the contract. The Portfolios are also obligated to pay the counterparty any interest paid on the holding as well as any net financing costs. This type of swap contract entitles the Portfolios to receive from the counterparty any gains based on a decrease in the spread as well as any net interest income.

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

Convertible Securities
The Portfolios may invest in convertible securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

New Accounting Pronouncements
In July, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretations No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time, management is evaluating the application of FIN 48 to the Fund and, based on the analysis completed to date, does not anticipate any material impact on the financial statements.

Additionally, in September 2006, the FASB issued FASB Statement No. 157 - Fair Value Measurements (“FAS 157”). The objective of the statement is to improve the consistency and comparability of fair value measurements used in financial reporting. FAS 157 defines fair value, establishes a framework for measuring fair value in U.S. generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007.  Management of the Portfolios is currently evaluating the impact that FAS 157 will have on the Portfolios’ financial statements.

Federal Income Taxes
The Portfolios intend to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

Credit Facility
Custodial Trust Company has made available to the Portfolios a credit facility pursuant to a Loan and Pledge Agreement (‘‘Loan Agreement’’) dated April 28, 2006 for the purpose of purchasing portfolio securities. The Loan Agreement can be terminated by either the Portfolios or Custodial Trust Company. The Portfolios are permitted to borrow up to 33.3% of total assets. Borrowings under the Loan Agreement are charged at the 30-day LIBOR rate plus 1.00%. As collateral for the loan, the Portfolios are required to maintain assets consisting of cash, cash equivalents or liquid securities. The UFT Portfolios pledge all securities held at Custodial Trust Company as collateral for this loan. Custodial Trust Company monitors this balance on a daily basis against the amount of the loan outstanding. The Fixed Income Arbitrage-1 Portfolio, Long/Short Equity Earnings Revision-1 Portfolio, Long/Short Equity Healthcare Biotech-1 Portfolio and the Long/Short Equity REIT 1 Portfolio did not utilize the credit facility during the semi-annual period of June 30, 2007.  The remaining Portfolios did use the credit facility and the following table is presented on this loan agreement:

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

	Outstanding Balance as of June 30, 2007	Maximum Amount Outstanding during the six months ended June 30, 2007	Average Daily Balance

Convertible Bond Arbitrage - 1 Portfolio	$—	$5,000,000	$856,354
Deep Value Hedged Income - 1 Portfolio[1]	200,000	1,000,000	377,049
Distressed Securities & Special Situations - 1 Portfolio	1,950,500	7,450,500	2,627,296
Equity Options Overlay - 1 Portfolio[2]	800,000	2,000,000	1,054,023
Global Hedged Income - 1 Portfolio	—	1,698,750	384,185
Long/Short Equity—Deep Discount Value - 1 Portfolio	1,612,650	1,712,650	1,670,661
Long/Short Equity—Global - 1 Portfolio	—	5,060,150	1,621,485
Long/Short Equity—International - 1 Portfolio	1,677,650	1,677,650	1,677,650
Long/Short Equity—Momentum - 1 Portfolio	395,150	395,150	395,150
Merger Arbitrage - 1 Portfolio	3,630,150	4,230,150	4,171,586

[1]	The Portfolio’s inception date was May 1, 2007.
[2]	The Portfolio’s inception date was January 8, 2007.
Use of Estimates
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Guarantees and Indemnifications
In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

3. Investment Transactions

Purchases and sales of securities for the six months ended June 30, 2007 for the Portfolios (excluding short-term investments and U.S. Government securities) are as follows:

	Purchases	Sales
Convertible Bond Arbitrage-1 Portfolio	$22,615,668	$19,582,242
Deep Value Hedged Income-1 Portfolio	6,037,269	25,634
Distressed Securities & Special Situations-1 Portfolio	64,172,476	39,945,723
Equity Options Overlay-1 Portfolio	52,960,738	18,630,381
Fixed Income Arbitrage-1 Portfolio	3,155,826	3,383,973
Global Hedged Income-1 Portfolio	37,041,807	22,509,933
Long/Short Equity—Deep Discount Value- 1 Portfolio	66,933,587	61,699,505
Long/Short Equity—Earning Revision-1 Portfolio	20,735,187	11,110,001
Long/Short Equity—Global- 1 Portfolio	18,817,946	12,244,462
Long/Short Equity—Healthcare/Biotech-1 Portfolio	26,885,187	11,305,825
Long/Short Equity—International-1 Portfolio	95,387,358	82,116,081
Long/Short Equity— Momentum- 1 Portfolio	24,035,339	19,463,780
Long/Short Equity—REIT-1 Portfolio	49,162,301	39,783,299
Merger Arbitrage- 1 Portfolio	46,554,581	36,921,855

Purchases and sales of U.S. Government securities for the six months ended June 30, 2007 for the Portfolios (excluding short-term investments) are as follows:

	Purchases	Sales

Fixed Income Arbitrage-1 Portfolio	$12,075,580	$7,137,512
Global Hedged Income-1 Portfolio	19,981,056	19,993,859

4. Federal Income Taxes

At June 30, 2007, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

			Distressed
	Convertible	Deep Value	Securities &	Equity
	Bond	Hedged	Special	Options
	Arbitrage-1	Income-1	Situations-1	Overlay-1
	Portfolio	Portfolio	Portfolio	Portfolio
Cost of Investments	$30,349,852	$20,365,410	$86,241,993	$40,745,671
Gross tax unrealized appreciation	2,570,565	2,020,149	20,734,732	1,234,538
Gross tax unrealized depreciation	(648,201)	-	(4,485,892)	-
Net tax unrealized appreciation (depreciation)	$1,922,364	$2,020,149	$16,248,840	$1,234,538

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

			Long/Short	Long/Short
		Global	Equity—Deep	Equity—
	Fixed Income	Hedged	Discount	Earning
	Arbitrage-1	Income-1	Value- 1	Revision-1
	Portfolio	Portfolio	Portfolio	Portfolio
Cost of Investments	$46,472,678	$36,388,803	$38,712,277	$33,336,207
Gross tax unrealized appreciation	896,910	2,907	3,443,847	8,423,022
Gross tax unrealized depreciation	(943,293)	(38,024)	(2,024,534)	(234,687)
Net tax unrealized appreciation (depreciation)	$(46,383)	$(35,117)	$1,419,313	$8,188,335

		Long/Short
		Equity—	Long/Short	Long/Short
	Long/Short	Healthcare/	Equity—	Equity—
	Equity—Global- 1	Biotech-1	International-1	Momentum- 1
	Portfolio	Portfolio	Portfolio	Portfolio
Cost of Investments	$27,415,425	$25,955,068	$32,613,940	$29,663,699
Gross tax unrealized appreciation	6,122,399	1,094,686	2,792,253	4,993,496
Gross tax unrealized depreciation	(671,055)	(349,127)	(221,301)	(483,275)
Net tax unrealized appreciation	$5,451,344	$745,559	$2,570,952	$4,510,221

	Long/Short	Merger
	Equity—REIT-1	Arbitrage- 1
	Portfolio	Portfolio
Cost of Investments	$38,636,196	$38,135,679
Gross tax unrealized appreciation	259,686	3,898,960
Gross tax unrealized depreciation	(1,498,679)	(751,417)
Net tax unrealized appreciation	$(1,238,993)	$3,147,543

At December 31, 2006, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

		Distressed
	Convertible	Securities &	Fixed	Global
	Bond	Special	Income	Hedged
	Arbitrage-1	Situations-1	Arbitrage-1	Income-1
	Portfolio	Portfolio	Portfolio	Portfolio

Net tax unrealized appreciation	$805,940	$5,915,243	$(292,608)	$214,288

Undistributed ordinary income	—	61,492	—	—
Undistributed long-term capital
gain	198,228	1,018	—	—
Total distributable earnings	198,228	62,510	—	—

Other accumulated losses	(978,807)	(1,129,391)	(742,633)	(49,513)
Total accumulated
earnings/(losses)	$25,361	$4,848,362	$(1,035,241)	$164,775

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

	Long/Short Equity—Deep Discount Value- 1	Long/Short Equity—Earning Revision-1	Long/Short Equity—Global- 1	Long/Short Equity—Healthcare/ Biotech-1
	Portfolio	Portfolio	Portfolio	Portfolio

Net tax unrealized appreciation	$(369,338)	$5,265,202	$1,257,484	$380,493

Undistributed ordinary income	166,167	18,664	—	33,314
Undistributed long-term capital
gain	—	—	—	—
Total distributable earnings	166,167	18,664	—	33,314

Other accumulated losses	(214,531)	(387,232)	1,412	(528,136)
Total accumulated
earnings/(losses)	$(417,702)	$4,896,634	$1,258,896	$(114,329)

	Long/Short Equity—International-1	Long/Short Equity—Momentum- 1	Long/Short Equity—REIT-1	Merger Arbitrage- 1
	Portfolio	Portfolio	Portfolio	Portfolio

Net tax unrealized appreciation	$811,215	$4,693,844	$1,201,759	$1,540,445

Undistributed ordinary income	87,359	13,069	—	43,332
Undistributed long-term capital
gain	—	9,909	—	86,282
Total distributable earnings	87,359	22,978	—	129,614

Other accumulated losses	(860,977)	(196,097)	(378,824)	16
Total accumulated
earnings/(losses)	$37,597	$4,520,725	$822,935	$1,670,075

The primary differences between the cost amounts for book and tax purposes is primarily due to deferred wash sale losses, constructive sales, tax adjustments for passive foreign investment companies, and return of capital distributions from certain securities and certain taxable debt instruments.

For the period ended December 31, 2006, the Portfolios had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
Fixed Income Arbitrage-1 Portfolio	$(997,678)	12/31/2014
Global Hedged Income-1 Portfolio	(44,477)	12/31/2014
Long/Short Equity Earnings Revision-1 Portfolio	(645,629)	12/31/2014
Long/Short Equity REIT-1 Portfolio	(126,201)	12/31/2014

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

The tax character of distributions for the Portfolios at the period ended December 31, 2006 was as follows:

	Convertible Bond	Distressed Securities &	Fixed Income	Global Hedged
	Arbitrage-1	Special Situations-1	Arbitrage-1	Income-1
	Portfolio	Portfolio	Portfolio[1]	Portfolio[1]
	Period Ended	Period Ended	Period Ended	Period Ended
	December 31, 2006	December 31, 2006	December 31, 2006	December 31, 2006
Distributions paid from:
Ordinary Income	$252,055	$1,251,035	$2,892,915	$179,681
Long Term Capital Gain	228,803	1,576,987	—	—
Total Distributions Paid	$480,858	$2,828,022	$2,892,915	$179,681

	Long/Short Equity Deep Discount Value-1	Long/Short Equity Earnings Revisions-1	Long/Short Equity Global-1	Long/Short Equity Healthcare/ Biotech-1
	Portfolio	Portfolio	Portfolio [2]	Portfolio
	Period Ended	Period Ended	Period Ended	Period Ended
	December 31, 2006	December 31, 2006	December 31, 2006	December 31, 2006
Distributions paid from:
Ordinary Income	$104,008	$302,000	$1,395,968	$495,336
Long Term Capital Gain	—	—	—	—
Total Distributions Paid	$104,008	$302,000	$1,395,968	$495,336

	Long/Short
	Equity	Long/Short Equity	Long/Short	Merger
	International-1	Momentum-1	Equity REIT-1	Arbitrage-1
	Portfolio	Portfolio	Portfolio[1]	Portfolio
	Period Ended	Period Ended	Period Ended	Period Ended
	December 31, 2006	December 31, 2006	December 31, 2006	December 31, 2006
Distributions paid from:
Ordinary Income	$85,107	$330,881	$169,338	$621,467
Long-Term Capital Gain	91,413	786,481	—	9,108
Total Distributions Paid	$176,520	$1,117,362	$169,338	$630,575

1The amount of total distributions made for Fixed Income Arbitrage-1, Global Hedged Income and Long/Short Equity–REIT-1 Portfolios include $158,254, $7,123 and $51,039, respectively, of dividends deemed to be paid in the fiscal year ended 2007 for tax purposes.

2The amount of distribution for L/S Equity Global-1 Portfolio represents the portion of Alpha Hedged Strategies Fund’s redemption treated as a dividend distribution for tax purposes.

The Portfolios hereby designate as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Portfolios related to net capital gain to zero for the tax year ended December 31, 2006.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

5. Investment Advisory Agreements and Other Expense Agreements

Upon investing in the Portfolios, an annualized expense of 3.00% is incurred. Pursuant to the Investment Advisory Agreement (the ‘‘Advisory Agreement’’), the Portfolios pay the Advisor monthly an annual advisory fee of 2.50% of the Portfolios’ average daily net assets, excluding any direct or indirect use of leverage. The Advisor has also entered into an Operating Services Agreement (the ‘‘Services Agreement’’) with the Portfolios to provide virtually all day-to-day services to the Portfolios. The Portfolios pay the Advisor an annual operating services fee of 0.50% the Portfolios’ average daily net assets, excluding any direct or indirect use of leverage. The combined effect of the Advisory Agreement and the Services Agreement (the ‘‘Agreements’’) is to place a cap or ceiling on the Portfolios’ ordinary annual operating expenses at 3.00% of the average daily net assets, excluding any direct or indirect use of leverage, of the Portfolios.

Under the terms of the Agreements, subject to the supervision of the Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.

The Advisor has entered into Sub-Advisory Agreements (“Sub-Advisor Agreement”) for the purpose of advising each Portfolio of the UFT. Each Sub-Advisor Agreement provides that each Sub-Advisor will formulate and implement a continuous investment program for a Portfolio in accordance with each Portfolio’s objective, policies and limitations and any investment guidelines established by the Advisor.  Each Sub-Advisor will, subject to the supervision and control of the Advisor, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by a Portfolio, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions.  Each Sub-Advisor is required to furnish at its own expense all investment facilities necessary to perform its obligations under the Sub-Advisor Agreement.  Each Sub-Advisor Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.  Each Sub-Advisor Agreement may be terminated without penalty at any time by the Advisor or the Sub-Advisor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as that term is defined in the 1940 Act).

The Advisor is affiliated with Asset Alliance Corporation (‘‘Asset Alliance’’). Asset Alliance is also affiliated with the Funds’ Portfolio Research Consultant, Trust Advisors LLC. As a result, the Advisor is also affiliated with the Research Consultant.

6. Capital Share Transactions

Transactions in shares of each Portfolio were as follows:

Convertible Bond Arbitrage-1 Portfolio:

	Six Months Ended		Period Ended
	June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$—	1,612,456	$15,352,404
Shares sold	1,028,618	10,343,450	520,386	5,196,222
Shares issued to shareholders
in reinvestment of distributions	—	—	48,474	480,858
Shares redeemed	—	—	—	—
Net increase	1,028,618	10,343,450	2,181,316	$21,029,484

Shares outstanding:
Beginning of period	2,181,316	—
End of period	3,209,934	2,181,316

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

Deep Value Hedged Income-1 Portfolio:

	Period Ended June 30, 2007
	Shares	Amount
Shares sold	1,982,074	$19,841,582
Shares issued to shareholders
in reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase	1,982,074	$19,841,582

Shares outstanding:
Beginning of period	—
End of period	1,982,074

Distressed Securities & Special Situations-1 Portfolio:

	Six Months Ended		Period Ended
	June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$—	4,142,363	$33,421,721
Shares sold	2,712,000	26,546,841	1,598,105	15,613,768
Shares issued to shareholders
in reinvestment of distributions	—	—	299,400	2,828,022
Shares redeemed	—	—	—	—
Net increase	2,712,000	$26,546,841	6,039,868	$51,863,511

Shares outstanding:
Beginning of period	6,039,868		—
End of period	8,751,868		6,039,868

Equity Options Overlay-1 Portfolio:

	Period Ended
	June 30, 2007
	Shares	Amount
Shares sold	3,425,611	$34,912,028
Shares issued to shareholders
in reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase	3,425,611	$34,912,028

Shares outstanding:
Beginning of period	—
End of period	3,425,611

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

Fixed Income Arbitrage-1 Portfolio:

	Six Months Ended		Period Ended
	June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$—	2,724,240	$28,246,491
Shares sold	1,199,079	11,612,502	1,003,915	10,363,308
Shares issued to shareholders
in reinvestment of distributions	—	—	286,995	2,892,915
Shares redeemed	—	—	—	—
Net increase	1,199,079	$11,612,502	4,015,150	$41,502,714

Shares outstanding:
Beginning of period	4,015,150		—
End of period	5,214,229		4,015,150

Global Hedged Income-1 Portfolio:

	Six Months Ended		Period Ended
	June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	2,109,645	$21,934,289	1,347,624	$13,477,541
Shares issued to shareholders
in reinvestment of distributions		—	12,815	129,681
Shares redeemed		—	—	—
Net increase	2,109,645	$21,934,289	1,360,439	$13,607,222

Shares outstanding:
Beginning of period	1,360,439		—
End of period	3,470,084		1,360,439

Long/Short Equity—Deep Discount Value- 1 Portfolio:

	Six Months Ended		Period Ended
	June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$—	1,020,734	$10,532,138
Shares sold	1,256,799	11,069,344	2,095,759	16,055,650
Shares issued to shareholders
in reinvestment of distributions	—	—	12,251	104,008
Shares redeemed	—	—	—	—
Net increase	1,256,799	$11,069,344	3,128,744	$26,691,796

Shares outstanding:
Beginning of period	3,128,744		—
End of period	4,385,543		3,128,744

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

Long/Short Equity—Earning Revision-1 Portfolio:

	Six Months Ended		Period Ended
	June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$—	2,742,377	$22,206,337
Shares sold	1,242,343	12,927,642	26,202	267,089
Shares issued to shareholders
in reinvestment of distributions	—	—	29,720	302,000
Shares redeemed	—	—	—	—
Net increase	1,242,343	12,927,642	2,798,299	$22,775,426

Shares outstanding:
Beginning of period	2,798,299		—
End of period	4,040,642		2,798,299

Long/Short Equity—Global- 1 Portfolio:

	Six Months Ended		Period Ended
	June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$—	1,779,561	$14,929,949
Shares sold	1,338,480	15,831,278	105,392	1,009,879
Shares issued to shareholders
in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	(515,351)	(4,700,000)
Net increase	1,338,480	15,831,278	1,369,602	$11,239,828

Shares outstanding:
Beginning of period	1,369,602		—
End of period	2,708,082		1,369,602

Long/Short Equity—Healthcare/Biotech-1 Portfolio:

	Six Months Ended		Period Ended
	June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	1,542,080	$15,168,985	1,004,931	$10,049,426
Shares issued to shareholders
in reinvestment of distributions	—	—	50,085	495,336
Shares redeemed	—	—	—	—
Net increase	1,542,080	$15,168,985	1,055,016	$10,544,762

Shares outstanding:
Beginning of period	1,055,016		—
End of period	2,597,095		1,055,016

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

Long/Short Equity—International-1 Portfolio:

	Six Months Ended		Period Ended
	June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$—	1,222,699	$11,534,212
Shares sold	1,752,503	17,077,561	811,323	8,008,927
Shares issued to shareholders
in reinvestment of distributions	—	—	18,217	176,520
Shares redeemed	—	—	—	—
Net increase	1,752,503	$17,077,561	2,052,239	$19,719,659

Shares outstanding:
Beginning of period	2,052,239		—
End of period	3,804,742		2,052,239

Long/Short Equity—Momentum-1 Portfolio:

	Six Months Ended		Period Ended
	June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$—	2,769,174	$20,418,781
Shares sold	873,046	7,869,100	112,745	1,129,496
Shares issued to shareholders
in reinvestment of distributions	—	—	120,792	1,117,362
Shares redeemed	—	—	—	—
Net increase	873,046	$7,869,100	3,002,711	$22,665,639

Shares outstanding:
Beginning of period	3,002,711		—
End of period	3,875,757		3,002,711

Long/Short Equity—REIT-1 Portfolio:

	Six Months Ended		Period Ended
	June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$—	1,444,451	$14,341,442
Shares sold	995,373	10,409,641	1,205,144	12,256,083
Shares issued to shareholders
in reinvestment of distributions	—	—	16,361	169,338
Shares redeemed	—	—	—	—
Net increase	995,373	$10,409,641	2,665,956	$26,766,863

Shares outstanding:
Beginning of period	2,665,956		—
End of period	3,661,329		2,665,956

Underlying Funds Trust
Notes to Financial Statements
June 30, 2007 (Unaudited) (continued)

Merger Arbitrage- 1 Portfolio:

	Six Months Ended		Period Ended
	June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Capital shares issued in reorganization of
Alpha Hedged Strategies Fund	—	$-	1,660,365	$15,874,217
Shares sold	1,025,094	10,967,732	620,365	6,154,999
Shares issued to shareholders
in reinvestment of distributions	—	—	41,642	430,575
Shares redeemed	—	—	—	—
Net increase	1,025,094	$10,967,732	2,322,372	$22,459,791

Shares outstanding:
Beginning of period	2,322,372		—
End of period	3,347,466		2,322,372

6. Transactions with Affiliates

Pursuant to Section (2)(a)(3) of the 1940 Act, if the Long/Short Equity—Deep Discount Value-1 Portfolio (“Deep Discount”) owns 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of Deep Discount.  During the six months ended from January 1, 2007 to June 30, 2007, Deep Discount owned the following position in such companies for investment purposes only:

	Share			Share
	Balance at			Balance	Value at	Realized
	December			at June	June 30,	Gains
Issuer Name	31, 2006	Purchases	Sales	30, 2007	2007	(Losses)

Electronic Control Security, Inc.	912,652	267,450	34,398	1,145,704	$1,191,532	($18,548)

7. Change in Independent Registered Public Accounting Firm

On May 22, 2007, with the approval of the audit committee, PricewaterhouseCoopers LLP was dismissed as the independent registered public accounting firm for the UFT.

The report of PricewaterhouseCoopers LLP on the Trust’s financial statements for the period from April 26, 2006 (commencement of operations) through December 31, 2006 contained no adverse opinion or disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles.

During the Trust’s fiscal period ended December 31, 2006 and through May 22, 2007, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust’s financial statements.

On May 22, 2007, the audit committee of the Trust met and engaged KPMG LLP (“KPMG”) to serve as the Trust’s independent registered public accounting firm for the Trust’s fiscal year ending December 31, 2007.

INVESTMENT ADVISOR
Alternative Investment Partners, LLC
701 Westchester Avenue, Suite 312-W
White Plains, NY 10604

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

TOLL FREE TELEPHONE NUMBER:
1-877-Low-Beta
(1-877-569-2382)

The Fund’s Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge upon request by calling 1-877-569-2382

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website, www.aipfunds.com, or on the SEC’s website, at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2006 is available  without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

This report must be accompanied or preceded by the Funds’ current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Please see the attached financial statements as of June 30, 2007.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

 Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

 Item 10. Submission of Matters to a Vote of Security Holders.

 Not Applicable.

 Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

 Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed September 30, 2003.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Underlying Funds Trust

By (Signature and Title)   /s/ Lee Schultheis
Lee Schultheis, President

Date   8/30/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Lee Schultheis
Lee Schultheis, President

Date   8/30/2007

By (Signature and Title)*   /s/ Stephen G. Bondi
Stephen G. Bondi, Treasurer

Date   9/05/2007

* Print the name and title of each signing officer under his or her signature.